                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-6247
                                  ----------------------------------------------

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 Main Street, Kansas City, Missouri                             64111
--------------------------------------------------------------------------------
 (Address of principal executive offices)                         (Zip code)

 David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, Missouri 64111
 -------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                --------------------------------

Date of fiscal year end:     11-30
                         -------------------------------------------------------

Date of reporting period:    November 30, 2004
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

NOVEMBER 30, 2004

American Century Investments
Annual Report

[photo of market line chart]
[photo of starfish]
[photo of bridge]

International Growth Fund

[american century investments logo and text logo]

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

INTERNATIONAL GROWTH

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                              JAMES E. STOWERS III
                           WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the International
Growth Fund for the 12 months ended November 30, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for this fund will be the semiannual report dated
May 31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III
      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD
      WITH JAMES E. STOWERS, JR.

------
1

International Growth - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2004
                                   ---------------------------------
                                         AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE     INCEPTION
                           1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------
INVESTOR CLASS             17.45%   -3.34%      7.46%      9.16%      5/9/91
--------------------------------------------------------------------------------
MSCI EAFE INDEX            24.19%   -0.28%      5.23%      5.78%(1)     --
--------------------------------------------------------------------------------
MSCI EAFE GROWTH INDEX     19.06%   -4.81%      2.82%      3.29%(1)     --
--------------------------------------------------------------------------------
Institutional Class        17.78%   -3.12%       --        5.19%     11/20/97
--------------------------------------------------------------------------------
Advisor Class              17.07%   -3.59%       --        6.69%      10/2/96
--------------------------------------------------------------------------------
A Class                                                               1/31/03
   No sales charge*        17.10%     --         --       22.30%
   With sales charge*      10.35%     --         --       18.43%
--------------------------------------------------------------------------------
B Class                                                               1/31/03
   No sales charge*        16.31%     --         --       21.41%
   With sales charge*      12.31%     --         --       19.54%
--------------------------------------------------------------------------------
C Class                    16.24%     --         --       -1.60%      6/4/01
--------------------------------------------------------------------------------
R Class                    16.92%     --         --       19.78%      8/29/03
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The
 SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 4/30/91, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves certain risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
2

International Growth - Performance

GROWTH OF $10,000 OVER 10 YEARS
$10,000 investment made November 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS
Periods ended November 30
--------------------------------------------------------------------------------------------
           1995    1996    1997    1998    1999     2000     2001     2002     2003   2004
--------------------------------------------------------------------------------------------
Investor
Class      5.93%  16.35%  18.12%  16.74%  43.22%   -2.47%  -24.18%  -14.54%  13.70%  17.45%
--------------------------------------------------------------------------------------------
MSCI EAFE
Index      7.57%  11.76%  -0.40%  16.45%  21.10%   -9.67%  -19.13%  -12.50%  24.22%  24.19%
--------------------------------------------------------------------------------------------
MSCI EAFE
Growth
Index      9.42%   8.74%  -1.47%  16.91%  23.32%  -17.65%  -23.59%  -13.52%  20.63%  19.06%
--------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves certain risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

International Growth - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE INTERNATIONAL GROWTH INVESTMENT TEAM: HENRIK STRABO,
KEITH CREVELING, AND MICHAEL PERELSTEIN.

International Growth gained 17.45%* during the 12 months ended November 30,
2004, while its benchmark, the Morgan Stanley Capital International EAFE Index,
returned 24.19%.

Many of the world's equity markets advanced during the period as the global economy demonstrated its strength and resiliency, especially in the first quarter of 2004. Returns moderated during a subsequent "soft patch" as record-high oil prices and rising interest rates sparked concern about corporate earnings and global economic growth. Violence in Iraq, uncertainty over the U.S.
presidential election and the threat of terrorism also affected markets, but the
EAFE Index and other international equity benchmarks turned up later in the period and continued to rise as the price of oil declined, and the U.S. election ended without the confusion that followed the 2000 vote.

Against that backdrop, all sectors in which we were invested advanced, and each of the portfolio's top-10 holdings as of period's end contributed to
International Growth's return. Our complement of financial holdings made the greatest contribution to our absolute performance. The movement of the dollar versus other currencies positively impacted the fund's performance.

The financial sector, International Growth's biggest stake at the period's end, advanced mostly on the strength of commercial banks, which on average represented the portfolio's heaviest industry weighting. Banks weren't alone in lifting the portfolio. Each financial sector industry in which the fund was invested contributed to International Growth.

TOP TEN HOLDINGS
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                          % OF                 % OF
                                       NET ASSETS           NET ASSETS
                                          AS OF                AS OF
                                        11/30/04              5/31/04
--------------------------------------------------------------------------------
Total SA Cl B                             3.0%                  2.6%
--------------------------------------------------------------------------------
BP plc                                    2.8%                  1.2%
--------------------------------------------------------------------------------
BHP Billiton Limited                      2.6%                  1.0%
--------------------------------------------------------------------------------
Novartis AG                               2.1%                  2.0%
--------------------------------------------------------------------------------
Erste Bank der
Oesterreichischen
Sparkassen AG                             2.0%                  1.4%
--------------------------------------------------------------------------------
Roche Holding AG                          2.0%                  2.5%
--------------------------------------------------------------------------------
Tesco plc                                 2.0%                  1.4%
--------------------------------------------------------------------------------
Telefonica SA                             1.8%                  1.2%
--------------------------------------------------------------------------------
ING Groep N.V.                            1.8%                  1.0%
--------------------------------------------------------------------------------
Reckitt Benckiser plc                     1.7%                  1.9%
--------------------------------------------------------------------------------

TOP FIVE SECTORS
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                          % OF                 % OF
                                       NET ASSETS           NET ASSETS
                                          AS OF                AS OF
                                        11/30/04              5/31/04
--------------------------------------------------------------------------------
Financials                               26.5%                 19.9%
--------------------------------------------------------------------------------
Consumer Discretionary                   13.3%                 18.3%
--------------------------------------------------------------------------------
Industrials                              10.7%                 11.5%
--------------------------------------------------------------------------------
Energy                                    9.2%                  7.9%
--------------------------------------------------------------------------------
Consumer Staples                          8.3%                  9.2%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary
 are for Investor Class shares.                                     (continued)

------
4

International Growth - Portfolio Commentary

Austria's Erste Bank, a top-10 holding at the end of the period, topped the list of banks contributing to International Growth, and made the largest contribution to the portfolio. Erste Bank, one of Austria's largest lenders, has been expanding into Eastern Europe, and reported a 58% increase in third-quarter earnings on higher sales in that region. Banks from around the world contributed to our return, including Societe Generale in France, the Anglo Irish Bank and
Japan's Sumitomo Mitsui Financial Group.

Our stake in the telecommunications services sector made the second-largest contribution to performance. The sector also registered the period's best relative performance, outperforming EAFE on the strength of its wireless holdings. America Movil, Latin America's biggest mobile-telephone company, and
Mobile Telesystems, a mobile-phone company in Russia, were among the winners.

The energy sector also boosted the portfolio and provided our two largest positions at the end of the period--France's Total, Europe's largest oil refiner, and the United Kingdom's BP, the world's second-largest publicly traded oil company. BP benefited from high oil prices and increased oil and gas production. Total reported profit climbed 38% in the third quarter of 2004.
After Erste Bank, they were the top contributors to the portfolio's return.

Although all sectors made positive contributions, several slowed our performance against the EAFE Index. Industrials registered the worst performance against the index, due mostly to Switzerland's Adecco, the world's largest provider of temporary workers. Adecco declined after disclosing a material weakness in internal controls. We eliminated the position, but it was among the period's top detractors. The health care sector also detracted from relative performance.

OUR COMMITMENT

We remain committed to looking for stocks of growing foreign companies. The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                      % OF FUND              % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                       11/30/04               5/31/04
--------------------------------------------------------------------------------
Common Stocks                            88.3%                 94.5%
--------------------------------------------------------------------------------
Preferred Stocks                          --                    0.8%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    88.3%                 95.3%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               1.5%                  0.1%
--------------------------------------------------------------------------------
Collateral Received
for Securities Lending                   10.2%                  4.6%
--------------------------------------------------------------------------------

INVESTMENTS BY COUNTRY
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                      % OF FUND              % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                       11/30/04               5/31/04
--------------------------------------------------------------------------------
Japan                                    15.0%                 18.2%
--------------------------------------------------------------------------------
United Kingdom                           14.9%                 18.3%
--------------------------------------------------------------------------------
France                                   13.4%                 12.5%
--------------------------------------------------------------------------------
Germany                                   7.5%                  5.9%
--------------------------------------------------------------------------------
Switzerland                               6.3%                 10.8%
--------------------------------------------------------------------------------
Australia                                 5.0%                  2.7%
--------------------------------------------------------------------------------
Spain                                     3.2%                  4.3%
--------------------------------------------------------------------------------
Netherlands                               3.0%                  1.5%
--------------------------------------------------------------------------------
Sweden                                    2.3%                  2.5%
--------------------------------------------------------------------------------
Other Countries                          17.7%                 18.7%
--------------------------------------------------------------------------------
Cash and Equivalents*                    11.7%                  4.6%
--------------------------------------------------------------------------------

*Includes temporary cash investments and collateral received for securities lending.

------
5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
6

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                   EXPENSES PAID
                     BEGINNING        ENDING       DURING PERIOD*   ANNUALIZED
                   ACCOUNT VALUE   ACCOUNT VALUE      6/1/04 -       EXPENSE
                      6/1/04         11/30/04         11/30/04        RATIO*
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL:
--------------------------------------------------------------------------------
Investor Class         $1,000        $1,093.30          $6.49          1.24%
--------------------------------------------------------------------------------
Institutional Class    $1,000        $1,095.70          $5.45          1.04%
--------------------------------------------------------------------------------
Advisor Class          $1,000        $1,092.30          $7.79          1.49%
--------------------------------------------------------------------------------
A Class                $1,000        $1,092.20          $7.79          1.49%
--------------------------------------------------------------------------------
B Class                $1,000        $1,087.50         $11.69          2.24%
--------------------------------------------------------------------------------
C Class                $1,000        $1,087.90         $11.69          2.24%
--------------------------------------------------------------------------------
R Class                $1,000        $1,091.00          $9.10          1.74%
--------------------------------------------------------------------------------
HYPOTHETICAL:
--------------------------------------------------------------------------------
Investor Class         $1,000        $1,018.80          $6.26          1.24%
--------------------------------------------------------------------------------
Institutional Class    $1,000        $1,019.80          $5.25          1.04%
--------------------------------------------------------------------------------
Advisor Class          $1,000        $1,017.55          $7.52          1.49%
--------------------------------------------------------------------------------
A Class                $1,000        $1,017.55          $7.52          1.49%
--------------------------------------------------------------------------------
B Class                $1,000        $1,013.80         $11.28          2.24%
--------------------------------------------------------------------------------
C Class                $1,000        $1,013.80         $11.28          2.24%
--------------------------------------------------------------------------------
R Class                $1,000        $1,016.30          $8.77          1.74%
--------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
7

International Growth - Schedule of Investments

NOVEMBER 30, 2004

Shares                        ($ IN THOUSANDS)                         Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.5%

AUSTRALIA -- 5.6%
--------------------------------------------------------------------------------
    5,017,884  Amcor Limited(1)                                     $   28,718
--------------------------------------------------------------------------------
    6,400,025  BHP Billiton Limited                                     76,369
--------------------------------------------------------------------------------
    1,440,330  Commonwealth Bank
               of Australia(1)                                          34,942
--------------------------------------------------------------------------------
    2,453,080  QBE Insurance Group Limited(1)                           26,430
--------------------------------------------------------------------------------
                                                                       166,459
--------------------------------------------------------------------------------

AUSTRIA -- 2.0%
--------------------------------------------------------------------------------
    1,181,484  Erste Bank der Oesterreichischen
               Sparkassen AG                                            60,127
--------------------------------------------------------------------------------

BELGIUM -- 0.6%
--------------------------------------------------------------------------------
      243,810  KBC Bancassurance Holding                                18,163
--------------------------------------------------------------------------------

BERMUDA -- 2.0%
--------------------------------------------------------------------------------
      676,790  Accenture Ltd. Cl A(2)                                   17,556
--------------------------------------------------------------------------------
    1,196,110  Tyco International Ltd.(1)                               40,632
--------------------------------------------------------------------------------
                                                                        58,188
--------------------------------------------------------------------------------

CANADA -- 2.5%
--------------------------------------------------------------------------------
      818,470  EnCana Corp.                                             46,776
--------------------------------------------------------------------------------
      854,115  Shoppers Drug Mart
               Corporation(2)                                           26,833
--------------------------------------------------------------------------------
                                                                        73,609
--------------------------------------------------------------------------------

CHANNEL ISLANDS -- 0.6%
--------------------------------------------------------------------------------
      693,460  Amdocs Ltd.(2)                                           17,926
--------------------------------------------------------------------------------

DENMARK -- 0.6%
--------------------------------------------------------------------------------
        2,170  AP Moller - Maersk AS                                    17,741
--------------------------------------------------------------------------------

FRANCE -- 14.9%
--------------------------------------------------------------------------------
    1,016,520  Arcelor                                                  22,387
--------------------------------------------------------------------------------
    2,014,979  Axa                                                      47,188
--------------------------------------------------------------------------------
    1,545,623  Credit Agricole SA(1)                                    45,770
--------------------------------------------------------------------------------
      269,000  Essilor International SA
               Cie Generale D'Optique                                   18,377
--------------------------------------------------------------------------------
      392,250  Lafarge SA                                               36,833
--------------------------------------------------------------------------------
      209,790  Pernod-Ricard SA(1)                                      31,313
--------------------------------------------------------------------------------
      440,180  Schneider SA(1)                                          30,569
--------------------------------------------------------------------------------
      397,290  Societe Generale Cl A(1)                                 38,362
--------------------------------------------------------------------------------
      413,150  Total SA Cl B(1)                                         90,440
--------------------------------------------------------------------------------
      307,741  Vinci SA(1)                                              38,100
--------------------------------------------------------------------------------
    1,523,610  Vivendi Universal SA(2)                                  44,956
--------------------------------------------------------------------------------
                                                                       444,295
--------------------------------------------------------------------------------

GERMANY -- 8.3%
--------------------------------------------------------------------------------
      111,720  Adidas-Salomon AG                                        17,513
--------------------------------------------------------------------------------
      401,790  BASF AG                                                  27,043
--------------------------------------------------------------------------------
      549,650  Continental AG                                           33,495
--------------------------------------------------------------------------------
      874,810  Deutsche Telekom(2)                                      18,580
--------------------------------------------------------------------------------
      347,090  E.On AG                                                  29,215
--------------------------------------------------------------------------------
      227,890  Fresenius Medical Care AG                                17,780
--------------------------------------------------------------------------------
      476,640  Metro AG                                                 23,972
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                         Value
--------------------------------------------------------------------------------
      108,180  Puma AG Rudolf Dassler Sport                         $   29,807
--------------------------------------------------------------------------------
      282,040  SAP AG                                                   50,400
--------------------------------------------------------------------------------
                                                                       247,805
--------------------------------------------------------------------------------

GREECE -- 1.6%
--------------------------------------------------------------------------------
      831,226  Alpha Bank A.E.                                          26,117
--------------------------------------------------------------------------------
      788,250  Greek Organization
               of Football Prognostics SA                               20,534
--------------------------------------------------------------------------------
                                                                        46,651
--------------------------------------------------------------------------------

HONG KONG -- 0.8%
--------------------------------------------------------------------------------
    4,536,000  Esprit Holdings Limited                                  24,971
--------------------------------------------------------------------------------

INDIA -- 0.9%
--------------------------------------------------------------------------------
      948,510  Tata Consultancy Services Ltd.                           27,176
--------------------------------------------------------------------------------

IRELAND -- 1.8%
--------------------------------------------------------------------------------
    1,675,680  Anglo Irish Bank Corporation                             37,973
--------------------------------------------------------------------------------
    1,007,140  Bank of Ireland                                          15,394
--------------------------------------------------------------------------------
                                                                        53,367
--------------------------------------------------------------------------------

ITALY -- 2.4%
--------------------------------------------------------------------------------
    1,631,550  ENI SpA                                                  40,052
--------------------------------------------------------------------------------
   12,482,102  Terna SpA(1)                                             32,765
--------------------------------------------------------------------------------
                                                                        72,817
--------------------------------------------------------------------------------

JAPAN -- 16.8%
--------------------------------------------------------------------------------
       71,800  Aeon Credit Service Co. Ltd.                              5,146
--------------------------------------------------------------------------------
      219,500  Aiful Corp.                                              24,942
--------------------------------------------------------------------------------
    4,138,000  Bank of Yokohama Ltd. (The)                              26,122
--------------------------------------------------------------------------------
    1,501,580  Chugai Pharmaceutical Co. Ltd.                           23,552
--------------------------------------------------------------------------------
      540,000  Daikin Industries Ltd.                                   14,265
--------------------------------------------------------------------------------
      177,800  Fast Retailing Company Limited                           13,383
--------------------------------------------------------------------------------
      398,600  Hoya Corp.                                               41,500
--------------------------------------------------------------------------------
    2,604,000  Komatsu Ltd.                                             17,728
--------------------------------------------------------------------------------
    1,192,000  Matsushita Electric
               Industrial Co., Ltd.                                     17,724
--------------------------------------------------------------------------------
        3,140  Mitsubishi Tokyo
               Financial Group, Inc.                                    29,733
--------------------------------------------------------------------------------
    4,166,000  Mitsui & Co. Ltd.                                        36,090
--------------------------------------------------------------------------------
       56,100  Nintendo Co., Ltd.                                        6,745
--------------------------------------------------------------------------------
      455,200  Omron Corp.                                              10,411
--------------------------------------------------------------------------------
      371,300  ORIX Corporation                                         47,240
--------------------------------------------------------------------------------
        1,140  Rakuten Inc.(1)                                           9,400
--------------------------------------------------------------------------------
      898,000  Sharp Corp.(1)                                           14,416
--------------------------------------------------------------------------------
      377,000  Shin-Etsu Chemical Co., Ltd.                             14,609
--------------------------------------------------------------------------------
    2,031,000  Sumitomo Metal Mining Co. Ltd.                           15,228
--------------------------------------------------------------------------------
        3,260  Sumitomo Mitsui Financial
               Group Inc.(1)                                            22,638
--------------------------------------------------------------------------------
    5,876,000  Toray Industries Inc.                                    25,852
--------------------------------------------------------------------------------
    1,416,000  Toto Ltd.(1)                                             12,638
--------------------------------------------------------------------------------
    1,098,700  Toyota Motor Corp.                                       41,188
--------------------------------------------------------------------------------
      301,500  Trend Micro Inc.                                         15,812
--------------------------------------------------------------------------------
      780,300  Yamaha Motor Co. Ltd.(1)                                 11,421
--------------------------------------------------------------------------------
                                                                       497,783
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
8

International Growth - Schedule of Investments

NOVEMBER 30, 2004

Shares                        ($ IN THOUSANDS)                         Value
--------------------------------------------------------------------------------

MEXICO -- 1.3%
--------------------------------------------------------------------------------
      801,070  America Movil SA
               de CV Series L ADR(1)                                $   37,418
--------------------------------------------------------------------------------

NETHERLANDS -- 3.4%
--------------------------------------------------------------------------------
    1,924,090  ING Groep N.V.                                           52,936
--------------------------------------------------------------------------------
      893,850  Royal Numico N.V.(2)                                     31,839
--------------------------------------------------------------------------------
      206,040  Schlumberger Ltd.                                        13,522
--------------------------------------------------------------------------------
                                                                        98,297
--------------------------------------------------------------------------------

NORWAY -- 1.4%
--------------------------------------------------------------------------------
    2,208,240  DNB NOR ASA                                              20,799
--------------------------------------------------------------------------------
    2,459,100  Telenor ASA                                              21,658
--------------------------------------------------------------------------------
                                                                        42,457
--------------------------------------------------------------------------------

RUSSIAN FEDERATION -- 0.5%
--------------------------------------------------------------------------------
      113,934  Mobile Telesystems ADR(1)                                15,804
--------------------------------------------------------------------------------

SOUTH KOREA -- 0.7%
--------------------------------------------------------------------------------
      425,310  Hyundai Motor Co. Ltd.                                   20,921
--------------------------------------------------------------------------------

SPAIN -- 3.6%
--------------------------------------------------------------------------------
    1,122,891  ACS, Actividades
               de Construccion y Servicios, SA(1)                       23,580
--------------------------------------------------------------------------------
      581,360  Grupo Ferrovial SA(1)                                    28,049
--------------------------------------------------------------------------------
    3,101,888  Telefonica SA                                            54,502
--------------------------------------------------------------------------------
                                                                       106,131
--------------------------------------------------------------------------------

SWEDEN -- 2.6%
--------------------------------------------------------------------------------
      396,703  Autoliv Inc. SDR                                         18,631
--------------------------------------------------------------------------------
    7,973,990  Telefonaktiebolaget LM
               Ericsson B Shares(2)                                     26,588
--------------------------------------------------------------------------------
      762,470  Volvo AB Cl B(1)                                         31,155
--------------------------------------------------------------------------------
                                                                        76,374
--------------------------------------------------------------------------------

SWITZERLAND -- 7.0%
--------------------------------------------------------------------------------
      673,460  Compagnie Financiere
               Richemont AG A Shares                                    20,479
--------------------------------------------------------------------------------
    1,275,860  Novartis AG                                              61,134
--------------------------------------------------------------------------------
      552,605  Roche Holding AG                                         58,194
--------------------------------------------------------------------------------
      195,700  Synthes, Inc.                                            21,193
--------------------------------------------------------------------------------
      600,826  UBS AG                                                   48,562
--------------------------------------------------------------------------------
                                                                       209,562
--------------------------------------------------------------------------------

UNITED KINGDOM -- 16.6%
--------------------------------------------------------------------------------
    8,098,290  BP plc                                                   82,643
--------------------------------------------------------------------------------
    1,938,000  HSBC Holdings plc                                        32,999
--------------------------------------------------------------------------------
   18,281,620  Legal & General Group plc                                37,121
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                         Value
--------------------------------------------------------------------------------

    1,236,100  Next plc                                             $   37,890
--------------------------------------------------------------------------------
    2,310,880  Pearson plc                                              27,116
--------------------------------------------------------------------------------
    1,726,922  Reckitt Benckiser plc                                    50,922
--------------------------------------------------------------------------------
    1,475,274  Royal Bank of Scotland
               Group plc                                                45,335
--------------------------------------------------------------------------------
    3,271,630  Smith & Nephew plc                                       33,356
--------------------------------------------------------------------------------
   10,076,310  Tesco plc                                                58,057
--------------------------------------------------------------------------------
   17,553,460  Vodafone Group plc                                       47,635
--------------------------------------------------------------------------------
    5,641,800  William Morrison
               Supermarkets plc                                         24,259
--------------------------------------------------------------------------------
    1,030,510  Wolseley plc                                             17,744
--------------------------------------------------------------------------------
                                                                       495,077
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $2,314,070)                                                    2,929,119
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 1.7%

Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various
U.S. Treasury obligations, 5.25% - 6.75%,
8/15/26 - 2/15/29, valued at $50,587),
in a joint trading account at 1.92%,
dated 11/30/04, due 12/1/04
(Delivery value $49,703)
(Cost $49,700)                                                          49,700
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) -- 11.3%

REPURCHASE AGREEMENT
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations), 2.08%, dated 11/30/04,
due 12/1/04 (Delivery value $67,369)                                    67,365
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations), 2.06% dated 11/30/04,
due 12/1/04 (Delivery value $270,016)                                  270,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $337,365)                                                        337,365
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 111.5%
(Cost $2,701,135)                                                    3,316,184
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (11.5)%                              (341,687)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $2,974,497
================================================================================

See Notes to Financial Statements.                                  (continued)

------
9

International Growth - Schedule of Investments

NOVEMBER 30, 2004

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

Financials                                                               26.5%
--------------------------------------------------------------------------------
Consumer Discretionary                                                   13.3%
--------------------------------------------------------------------------------
Industrials                                                              10.7%
--------------------------------------------------------------------------------
Energy                                                                    9.2%
--------------------------------------------------------------------------------
Consumer Staples                                                          8.3%
--------------------------------------------------------------------------------
Materials                                                                 8.3%
--------------------------------------------------------------------------------
Health Care                                                               7.8%
--------------------------------------------------------------------------------
Telecommunication Services                                                6.6%
--------------------------------------------------------------------------------
Information Technology                                                    5.7%
--------------------------------------------------------------------------------
Utilities                                                                 2.1%
--------------------------------------------------------------------------------
Cash and Equivalents*                                                     1.5%
--------------------------------------------------------------------------------

*Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

SDR = Swedish Depositary Receipt

(1) Security, or a portion thereof, was on loan as of November 30, 2004.

(2) Non-income producing.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
10

Statement of Assets and Liabilities

NOVEMBER 30, 2004
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $2,363,770) --
including $320,562 of securities on loan                            $2,978,819
--------------------------------------------------------------
Investments made with cash collateral received
for securities on loan, at value (cost of $337,365)                    337,365
--------------------------------------------------------------------------------
Total investment securities, at value (cost of $2,701,135)           3,316,184
--------------------------------------------------------------
Foreign currency holdings, at value (cost of $70)                           71
--------------------------------------------------------------
Receivable for investments sold                                         34,694
--------------------------------------------------------------
Receivable for capital shares sold                                         200
--------------------------------------------------------------
Dividends and interest receivable                                        6,408
--------------------------------------------------------------------------------
                                                                     3,357,557
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received on securities on loan                  337,365
--------------------------------------------------------------
Disbursements in excess of demand deposit cash                          11,075
--------------------------------------------------------------
Payable for investments purchased                                       31,652
--------------------------------------------------------------
Payable for capital shares redeemed                                         16
--------------------------------------------------------------
Accrued management fees                                                  2,834
--------------------------------------------------------------
Distribution fees payable                                                   59
--------------------------------------------------------------
Service fees (and distribution fees -- A Class) payable                     59
--------------------------------------------------------------------------------
                                                                       383,060
--------------------------------------------------------------------------------

NET ASSETS                                                          $2,974,497
================================================================================

See Notes to Financial Statements.                                  (continued)

------
11

Statement of Assets and Liabilities

NOVEMBER 30, 2004
(AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $ 3,567,614
--------------------------------------------------------------
Undistributed net investment income                                     15,469
--------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                   (1,223,997)
--------------------------------------------------------------
Net unrealized appreciation on investments
and translation of assets and
liabilities in foreign currencies                                      615,411
--------------------------------------------------------------------------------
                                                                   $ 2,974,497
================================================================================

INVESTOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                      $2,395,249,077
--------------------------------------------------------------
Shares outstanding                                                 272,436,064
--------------------------------------------------------------
Net asset value per share                                                $8.79
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                        $283,329,763
--------------------------------------------------------------
Shares outstanding                                                  32,140,801
--------------------------------------------------------------
Net asset value per share                                                $8.82
--------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                        $275,195,264
--------------------------------------------------------------
Shares outstanding                                                  31,409,210
--------------------------------------------------------------
Net asset value per share                                                $8.76
--------------------------------------------------------------------------------

A CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                         $14,170,052
--------------------------------------------------------------
Shares outstanding                                                   1,615,677
--------------------------------------------------------------
Net asset value per share                                                $8.77
--------------------------------------------------------------
Maximum offering price
(net asset value divided by 0.9425)                                      $9.31
--------------------------------------------------------------------------------

B CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                          $1,107,060
--------------------------------------------------------------
Shares outstanding                                                     127,259
--------------------------------------------------------------
Net asset value per share                                                $8.70
--------------------------------------------------------------------------------

C CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                          $5,070,216
--------------------------------------------------------------
Shares outstanding                                                     585,774
--------------------------------------------------------------
Net asset value per share                                                $8.66
--------------------------------------------------------------------------------

R CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                            $375,658
--------------------------------------------------------------
Shares outstanding                                                      42,945
--------------------------------------------------------------
Net asset value per share                                                $8.75
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
12

Statement of Operations

YEAR ENDED NOVEMBER 30, 2004
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------
Dividends (net of foreign taxes withheld of $5,972)                   $ 53,875
--------------------------------------------------------------
Securities lending                                                         882
--------------------------------------------------------------
Interest                                                                   237
--------------------------------------------------------------------------------
                                                                        54,994
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------
Management fees                                                         36,303
--------------------------------------------------------------
Distribution fees:
--------------------------------------------------------------
  Advisor Class                                                            646
--------------------------------------------------------------
  B Class                                                                    7
--------------------------------------------------------------
  C Class                                                                   27
--------------------------------------------------------------
Service fees:
--------------------------------------------------------------
  Advisor Class                                                            646
--------------------------------------------------------------
  B Class                                                                    2
--------------------------------------------------------------
  C Class                                                                    9
--------------------------------------------------------------
Service and distribution fees:
--------------------------------------------------------------
  A Class                                                                   29
--------------------------------------------------------------
  R Class                                                                   --
--------------------------------------------------------------
Directors' fees and expenses                                                50
--------------------------------------------------------------
Other expenses                                                             153
--------------------------------------------------------------------------------
                                                                        37,872
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                   17,122
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
NET REALIZED GAIN ON:
--------------------------------------------------------------
Investment transactions                                                201,498
--------------------------------------------------------------
Foreign currency transactions                                          169,862
--------------------------------------------------------------------------------
                                                                       371,360
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
--------------------------------------------------------------
Investments                                                             27,967
--------------------------------------------------------------
Translation of assets and liabilities in foreign currencies             65,684
--------------------------------------------------------------------------------
                                                                        93,651
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                       465,011
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $482,133
================================================================================

See Notes to Financial Statements.

------
13

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2004 AND NOVEMBER 30, 2003
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                         2004         2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                 $   17,122    $   23,587
----------------------------------------------------
Net realized gain                                        371,360        16,015
----------------------------------------------------
Change in net unrealized appreciation                     93,651       343,964
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                482,133       383,566
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
----------------------------------------------------
  Investor Class                                         (18,919)      (20,175)
----------------------------------------------------
  Institutional Class                                     (2,929)       (2,772)
----------------------------------------------------
  Advisor Class                                           (1,198)       (1,186)
----------------------------------------------------
  A Class                                                    (47)           --
----------------------------------------------------
  R Class                                                     --            --
--------------------------------------------------------------------------------
Decrease in net assets from distributions                (23,093)      (24,133)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net decrease in net assets
from capital share transactions                         (538,328)     (184,230)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                    (79,288)      175,203

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                    3,053,785     2,878,582
--------------------------------------------------------------------------------
End of period                                         $2,974,497    $3,053,785
================================================================================

Undistributed net investment income                      $15,469       $20,145
================================================================================

See Notes to Financial Statements.

------
14

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek capital growth. The fund pursues its objective by investing primarily in equity securities of foreign companies in developed countries. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class, the C Class
and the R Class. The A Class may incur an initial sales charge. The A Class, B
Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of the A Class and B Class commenced on
January 31, 2003, at which time the Investor Class was no longer available to new investors. Sale of the R Class commenced on August 29, 2003.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Discount notes are valued through a commercial pricing service. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation
(depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

(continued)

------
15

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

REDEMPTION -- The fund may impose a 2.00% redemption fee on shares held less than sixty days. The redemption fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions. The fund adopted the redemption fee policy effective March 1, 2004.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
16

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment manager's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment manager that are not in the
American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of the fund is as follows:
--------------------------------------------------------------------------------
                             INVESTOR,
                            A, B, C & R       INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion               1.50%              1.30%              1.25%
--------------------------------------------------------------------------------
Next $1 billion                1.20%              1.00%              0.95%
--------------------------------------------------------------------------------
Over $2 billon                 1.10%              0.90%              0.85%
--------------------------------------------------------------------------------

The effective annual management fee for each class of the fund for the year ended November 30, 2004 was 1.25% for the Investor Class, A Class, B Class, C
Class, and R Class, and 1.05% and 1.00% for the Institutional Class and Advisor
Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class, C Class and R Class
(collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                       ADVISOR                   B & C
--------------------------------------------------------------------------------
Distribution Fee                        0.25%                    0.75%
--------------------------------------------------------------------------------
Service Fee                             0.25%                    0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class and the R Class will pay ACIS an annual distribution and service fee of 0.25% and 0.50%, respectively. The fees are computed and accrued daily based on each class's daily net assets, and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for
Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A, B, C and R
Class shares. Fees incurred under the plans during the year ended November 30,
2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the year ended November 30, 2004, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

(continued)

------
17

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended November 30, 2004, were $3,523,481 and $4,101,947, respectively.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:
--------------------------------------------------------------------------------
                                                     SHARES         AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                                  1,000,000
================================================================================
Sold                                                  67,991    $   551,385
------------------------------------------------
Issued in reinvestment of distributions                2,136         16,449
------------------------------------------------
Redeemed                                            (129,504)    (1,048,825)(1)
--------------------------------------------------------------------------------
Net decrease                                         (59,377)   $  (480,991)
================================================================================
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                                  1,000,000
================================================================================
Sold                                                 209,534    $ 1,377,669
------------------------------------------------
Issued in reinvestment of distributions                2,710         17,260
------------------------------------------------
Redeemed                                            (240,811)    (1,590,675)
--------------------------------------------------------------------------------
Net decrease                                         (28,567)   $  (195,746)
================================================================================

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                                    150,000
================================================================================
Sold                                                  12,504      $ 101,103
------------------------------------------------
Issued in reinvestment of distributions                  333          2,564
------------------------------------------------
Redeemed                                             (20,608)      (166,960)(1)
--------------------------------------------------------------------------------
Net decrease                                          (7,771)     $ (63,293)
================================================================================
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                                    150,000
================================================================================
Sold                                                  72,913      $ 481,412
------------------------------------------------
Issued in reinvestment of distributions                  397          2,535
------------------------------------------------
Redeemed                                             (73,664)      (492,505)
--------------------------------------------------------------------------------
Net decrease                                            (354)     $  (8,558)
================================================================================

(1) Net of redemption fees of $17 and $4 for the Investor Class and
    Institutional Class, respectively.

(continued)

------
18

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------
                                                     SHARES         AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                                    100,000
================================================================================
Sold                                                  17,569      $ 143,087
------------------------------------------------
Issued in reinvestment of distributions                  149          1,147
------------------------------------------------
Redeemed                                             (18,136)      (147,093)(1)
--------------------------------------------------------------------------------
Net decrease                                            (418)     $  (2,859)
================================================================================
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                                    100,000
================================================================================
Sold                                                  57,343      $ 377,144
------------------------------------------------
Issued in reinvestment of distributions                  177          1,127
------------------------------------------------
Redeemed                                             (55,245)      (366,224)
--------------------------------------------------------------------------------
Net increase                                           2,275      $  12,047
================================================================================

A CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                                     25,000
================================================================================
Sold                                                   1,695        $13,723
------------------------------------------------
Issued in reinvestment of distributions                    6             46
------------------------------------------------
Redeemed                                              (1,067)        (8,381)
--------------------------------------------------------------------------------
Net increase                                             634        $ 5,388
================================================================================
PERIOD ENDED NOVEMBER 30, 2003(2)
SHARES AUTHORIZED                                     25,000
================================================================================
Sold                                                   1,879        $12,853
------------------------------------------------
Redeemed                                                (897)        (6,113)
--------------------------------------------------------------------------------
Net increase                                             982        $ 6,740
================================================================================

B CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                                     25,000
================================================================================
Sold                                                      72          $ 583
------------------------------------------------
Redeemed                                                 (14)          (112)
--------------------------------------------------------------------------------
Net increase                                              58          $ 471
================================================================================
PERIOD ENDED NOVEMBER 30, 2003(2)
SHARES AUTHORIZED                                     25,000
================================================================================
Sold                                                      69           $471
------------------------------------------------
Redeemed                                                  --             (3)
--------------------------------------------------------------------------------
Net increase                                              69           $468
================================================================================

(1) Net of redemption fees of $4.

(2) January 31, 2003 (commencement of sale) through November 30, 2003.

(continued)

------
19

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------
                                                     SHARES         AMOUNT
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                                     25,000
================================================================================
Sold                                                     389         $3,119
------------------------------------------------
Redeemed                                                 (63)          (505)
--------------------------------------------------------------------------------
Net increase                                             326         $2,614
================================================================================
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                                     25,000
================================================================================
Sold                                                     305        $ 2,054
------------------------------------------------
Redeemed                                                (183)        (1,237)
--------------------------------------------------------------------------------
Net increase                                             122        $   817
================================================================================

R CLASS
--------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                                     50,000
================================================================================
Sold                                                     328        $ 2,709
------------------------------------------------
Redeemed                                                (285)        (2,367)
--------------------------------------------------------------------------------
Net increase                                              43        $   342
================================================================================
PERIOD ENDED NOVEMBER 30, 2003(1)
SHARES AUTHORIZED                                     50,000
================================================================================
Sold                                                      --             $2
================================================================================

(1) August 29, 2003 (commencement of sale) through November 30, 2003.

5. SECURITIES LENDING

As of November 30, 2004, securities in the fund valued at $320,562 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was
$337,365. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

6. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650 million unsecured bank line of credit agreement with JPMCB, which was renewed to $575 million effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended November 30, 2004.

(continued)

------
20

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

7. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

8. FEDERAL TAX INFORMATION

On December 14, 2004, each class of the fund declared and paid the following per-share ordinary income distribution to shareholders of record on December 13,
2004.

--------------------------------------------------------------------------------
  INVESTOR       INSTITUTIONAL       ADVISOR & A        B & C           R
--------------------------------------------------------------------------------
   $0.0922          $0.1098            $0.0700         $0.0042       $0.0477
--------------------------------------------------------------------------------

The tax character of distributions paid during the years ended November 30, 2004 and November 30, 2003 were as follows:

--------------------------------------------------------------------------------
                                                            2004        2003
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                                           $23,093     $24,133
--------------------------------------------------------------------------------
Long-term capital gain                                        $--         $--
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of November 30, 2004, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                                    $2,707,896
================================================================================
Gross tax appreciation of investments                                $614,736
----------------------------------------------------------------
Gross tax depreciation of investments                                  (6,448)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                  $608,288
================================================================================
Net tax appreciation on derivatives
and translation of assets and
liabilities in foreign currencies                                   $ (15,035)
--------------------------------------------------------------------------------
Net tax appreciation                                                 $593,253
================================================================================
Undistributed ordinary income                                         $30,865
----------------------------------------------------------------
Accumulated long-term gains                                               $--
----------------------------------------------------------------
Accumulated capital losses                                        $(1,217,235)
--------------------------------------------------------------------------------

(continued)

------
21

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

8. FEDERAL TAX INFORMATION (CONTINUED)

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts, and on investments in passive foreign investment companies.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Capital loss carryovers of $522,319, $637,150, and $57,766 expire in 2009, 2010, and 2011, respectively.

9. SUBSEQUENT EVENTS

Effective January 1, 2005, American Century Global Investment Management, Inc.
(ACGIM) will replace ACIM as the investment manager of the fund. ACGIM has entered into a Subadvisory Agreement with ACIM who will serve as the subadvisor for the cash management of the fund. All existing resources and investment strategies will remain in place. The change of investment manager is a result of the corporate restructuring of ACIM, in which ACGIM was incorporated as a subsidiary of ACIM. In addition, American Century Services Corporation's name will change to American Century Services, LLC.

10. OTHER TAX INFORMATION (UNAUDITED) ($ IN FULL)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $23,092,948 of qualified dividend income for the fiscal year ended November 30, 2004.

As of November 30, 2004, International Growth designates $5,776,222 as a foreign tax credit, which represents taxes paid on income derived from sources within foreign countries or possessions of the United States.

------
22

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                         INVESTOR CLASS
--------------------------------------------------------------------------------
                      2004         2003        2002        2001         2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning
of Period            $7.54        $6.69       $7.86       $12.05       $13.02
--------------------------------------------------------------------------------
Income From
Investment
Operations
----------------
  Net Investment
  Income
  (Loss)(1)           0.05         0.06        0.06         0.04        (0.02)
----------------
  Net Realized
  and Unrealized
  Gain (Loss)         1.26         0.85       (1.20)       (2.50)       (0.22)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations          1.31         0.91       (1.14)       (2.46)       (0.24)
--------------------------------------------------------------------------------
Distributions
----------------
  From Net
  Investment
  Income             (0.06)       (0.06)      (0.03)         --         (0.01)
----------------
  From Net
  Realized Gains       --           --          --         (1.73)       (0.72)
--------------------------------------------------------------------------------
  Total
  Distributions      (0.06)       (0.06)      (0.03)       (1.73)       (0.73)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period        $8.79        $7.54       $6.69        $7.86       $12.05
================================================================================
  TOTAL RETURN(2)    17.45%       13.70%     (14.54)%     (24.18)%      (2.47)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of
Operating
Expenses
to Average
Net Assets            1.26%        1.28%        1.25%        1.21%        1.20%
----------------
Ratio of Net
Investment
Income (Loss)
to Average
Net Assets            0.57%        0.84%        0.76%        0.48%      (0.16)%
----------------
Portfolio
Turnover Rate          118%         169%         215%         178%         116%
----------------
Net Assets,
End of Period
(in thousands)   $2,395,249   $2,502,831   $2,410,600   $3,290,867   $4,455,433
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
23

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                        INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                      2004         2003        2002        2001         2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning
of Period            $7.56        $6.71       $7.88       $12.07       $13.05
--------------------------------------------------------------------------------
Income From
Investment
Operations
----------------
  Net Investment
  Income(1)           0.06         0.07        0.07         0.06         0.01
----------------
  Net Realized
  and Unrealized
  Gain (Loss)         1.27         0.85       (1.19)       (2.50)       (0.24)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations          1.33         0.92       (1.12)       (2.44)       (0.23)
--------------------------------------------------------------------------------
Distributions
----------------
  From Net
  Investment
  Income             (0.07)       (0.07)      (0.05)         --         (0.03)
----------------
  From Net
  Realized Gains       --           --          --         (1.75)       (0.72)
--------------------------------------------------------------------------------
  Total
  Distributions      (0.07)       (0.07)      (0.05)       (1.75)       (0.75)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period        $8.82        $7.56       $6.71        $7.88       $12.07
================================================================================
  TOTAL RETURN(2)    17.78%       13.89%     (14.33)%     (23.96)%      (2.35)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of
Operating
Expenses
to Average
Net Assets            1.06%        1.08%        1.05%        1.01%        1.00%
----------------
Ratio of Net
Investment
Income
to Average
Net Assets            0.77%        1.04%        0.96%        0.68%        0.04%
----------------
Portfolio
Turnover Rate          118%         169%         215%         178%         116%
----------------
Net Assets,
End of Period
(in thousands)     $283,330     $301,854     $270,121     $353,399     $371,255
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
24

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------
                                         ADVISOR CLASS
--------------------------------------------------------------------------------
                     2004          2003       2002         2001         2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning
of Period            $7.52        $6.66       $7.83       $12.02       $12.99
--------------------------------------------------------------------------------
Income From
Investment
Operations
----------------
  Net Investment
  Income
  (Loss)(1)           0.03         0.03        0.04         0.02        (0.05)
----------------
  Net Realized
  and Unrealized
  Gain (Loss)         1.25         0.87       (1.20)       (2.51)       (0.23)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations          1.28         0.90       (1.16)       (2.49)       (0.28)
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------------------------------
  From Net
  Investment
  Income             (0.04)       (0.04)      (0.01)         --          --(2)
----------------
  From Net
  Realized Gains       --           --          --         (1.70)       (0.69)
--------------------------------------------------------------------------------
  Total
  Distributions      (0.04)       (0.04)      (0.01)       (1.70)       (0.69)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period        $8.76        $7.52       $6.66        $7.83       $12.02
================================================================================
  TOTAL RETURN(3)    17.07%       13.62%     (14.81)%     (24.45)%      (2.72)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of
Operating
Expenses
to Average
Net Assets            1.51%        1.53%        1.50%        1.46%        1.45%
----------------
Ratio of Net
Investment
Income (Loss)
to Average
Net Assets            0.32%        0.59%        0.51%        0.23%      (0.41)%
----------------
Portfolio
Turnover Rate          118%         169%         215%         178%         116%
----------------
Net Assets,
End of Period
(in thousands)     $275,195     $239,256     $196,949     $205,483     $181,263
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
25

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                 A CLASS
--------------------------------------------------------------------------------
                                                           2004         2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $7.53         $6.10
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income (Loss)(2)                           0.03         (0.02)
--------------------------------------------------------
  Net Realized and Unrealized Gain                          1.25          1.45
--------------------------------------------------------------------------------
  Total From Investment Operations                          1.28          1.43
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                               (0.04)          --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $8.77         $7.53
================================================================================
  TOTAL RETURN(3)                                          17.10%        23.44%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets           1.51%      1.53%(4)
--------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       0.32%    (0.40)%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                      118%       169%(5)
--------------------------------------------------------
Net Assets, End of Period (in thousands)                  $14,170        $7,395
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through November 30, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------
26

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                 B CLASS
--------------------------------------------------------------------------------
                                                            2004        2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $7.48         $6.10
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Loss(2)                                   (0.03)        (0.03)
--------------------------------------------------------
  Net Realized and Unrealized Gain                          1.25          1.41
--------------------------------------------------------------------------------
  Total From Investment Operations                          1.22          1.38
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $8.70         $7.48
================================================================================
  TOTAL RETURN(3)                                          16.31%        22.62%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets           2.26%      2.28%(4)
--------------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets        (0.43)%    (0.51)%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                      118%       169%(5)
--------------------------------------------------------
Net Assets, End of Period (in thousands)                   $1,107          $513
--------------------------------------------------------------------------------

(1) January 31, 2003 (commencement of sale) through November 30, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------
27

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                  C CLASS
--------------------------------------------------------------------------------
                                  2004        2003       2002         2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $7.45       $6.60      $7.82          $9.16
--------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Loss(2)         (0.03)      (0.01)      --(3)         (0.04)
-----------------------------
  Net Realized and
  Unrealized Gain (Loss)          1.24        0.86      (1.22)         (1.30)
--------------------------------------------------------------------------------
  Total From
  Investment Operations           1.21        0.85      (1.22)         (1.34)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $8.66       $7.45      $6.60          $7.82
================================================================================
  TOTAL RETURN(4)                16.24%      12.88%    (15.60)%       (14.63)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             2.26%       2.28%       2.25%       2.23%(5)
-----------------------------
Ratio of Net Investment Loss
to Average Net Assets           (0.43)%     (0.16)%     (0.24)%     (0.99)%(5)
-----------------------------
Portfolio Turnover Rate            118%        169%        215%        178%(6)
-----------------------------
Net Assets, End of Period
(in thousands)                   $5,070      $1,933        $912           $138
--------------------------------------------------------------------------------

(1) June 4, 2001 (commencement of sale) through November 30, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount is less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

------
28

International Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                 R CLASS
--------------------------------------------------------------------------------
                                                           2004         2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $7.53         $7.02
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income (Loss)(2)                           0.02         (0.01)
--------------------------------------------------------
  Net Realized and Unrealized Gain                          1.25          0.52
--------------------------------------------------------------------------------
  Total From Investment Operations                          1.27          0.51
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                               (0.05)           --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $8.75         $7.53
================================================================================
  TOTAL RETURN(3)                                          16.92%         7.26%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets           1.76%      1.78%(4)
--------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       0.07%    (0.74)%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                      118%       169%(5)
--------------------------------------------------------
Net Assets, End of Period (in thousands)                     $376            $3
--------------------------------------------------------------------------------

(1) August 29, 2003 (commencement of sale) through November 30, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------
29

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
American Century World Mutual Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of International Growth Fund, one of the funds comprising American Century World Mutual Funds, Inc., as of November 30, 2004,
and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
International Growth Fund as of November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with accounting principles generally accepted in the
United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
January 14, 2005

------
30

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other directors (more than three-fourths of the total numbers) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in a similar capacity for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 23

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company, a corporation engaged in the sale of bearings and power transmission products

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1935

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

(continued)

------
31

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers 40, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 9

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President - Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance - Global Markets Group, Sprint Corporation
(December 1998 to January 2003)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, American Italian Pasta Company
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUND: Director, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 45

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1959

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 13

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1)  James E. Stowers, Jr. is the father of James E. Stowers III.

(continued)

------
32

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACSC (September 1985 to present)
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and General
Counsel, ACIM, ACIS, ACSC and other ACC subsidiaries (June 1998 to present);
Vice President and General Counsel, ACC (June 1998 to present)
--------------------------------------------------------------------------------
DAVID H. REINMILLER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer

LENGTH OF TIME SERVED (YEARS): 3 and less than 1 year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACSC and
ACIM (March 2001 to present); Vice President, ACSC (March 2000 to present); Vice
President, ACIM (March 2002 to present); Vice President, ACIS (March 2003 to present); Assistant General Counsel, ACSC (December 1996 to January 2001);
Associate General Counsel, ACSC (July 2001 to present)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Director, American Century Employee
Benefit Services, Inc. (February 2000 to December 2003); Treasurer, American
Century Employee Benefit Services, Inc. (December 2000 to December 2003);
Treasurer, American Century Ventures, Inc. (December 1999 to April 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-345-2021.

------
33

Share Class Information

Seven classes of shares are authorized for sale by International Growth:
Investor Class, Institutional Class, Advisor Class, A Class, B Class, C Class,
and R Class. The total expense ratios of Advisor, A, B, C, and R Class shares are higher than that of Investor Class shares. The total expense ratio of
Institutional Class shares is lower than that of Investor Class shares. ON
JANUARY 31, 2003, INVESTOR CLASS SHARES BECAME UNAVAILABLE TO NEW INVESTORS.

INVESTOR CLASS shares are available for purchase BY EXISTING SHAREHOLDERS in two ways: 1) directly from American Century without any commissions or other fees;
or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A
Class shares. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

(continued)

------
34

Share Class Information

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
35

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
36

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. They are not investment products available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets. The MSCI EAFE(reg.tm) (Europe,
Australasia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EAFE GROWTH INDEX is a capitalization weighted index that monitors the performance of growth stocks from Europe, Australasia, and the Far East.

------
37

Notes

------
38

Notes

------
39

Notes

------
40

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                   PRSRT STD
P.O. Box 419200                                            U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                  AMERICAN CENTURY
                                                                COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

0501              American Century Investment Services, Inc.
SH-ANN-41363S     (c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

NOVEMBER 30, 2004

American Century Investments
Annual Report

[photo of market line chart]
[photo of starfish]
[photo of bridge]

International Discovery Fund
Emerging Markets Fund
Global Growth Fund
International Opportunities Fund

[american century investments logo and text logo]

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

INTERNATIONAL DISCOVERY

EMERGING MARKETS

GLOBAL GROWTH

INTERNATIONAL OPPORTUNITIES

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III
WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the International
Discovery, Emerging Markets, Global Growth and International Opportunities
funds for the 12 months ended November 30, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for these funds will be the semiannual report dated
May 31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER AND CHAIRMAN

/s/James E. Stowers III
James E. Stowers III
CO-CHAIRMAN OF THE BOARD WITH JAMES E. STOWERS, JR.

------
1

International Discovery - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2004
                                      -----------------------------------
                                             AVERAGE ANNUAL RETURNS
------------------------------------------------------------------------------------
                                                                 SINCE     INCEPTION
                             1 YEAR     5 YEARS   10 YEARS     INCEPTION      DATE
------------------------------------------------------------------------------------
INVESTOR CLASS               18.76%      3.37%     14.08%      13.95%        4/1/94
------------------------------------------------------------------------------------
S&P/CITIGROUP EMI GROWTH
WORLD EX-US(1)(2)            27.58%      1.54%      4.88%       4.35%(3)       --
------------------------------------------------------------------------------------
Institutional Class          18.94%      3.57%       --        12.29%        1/2/98
------------------------------------------------------------------------------------
Advisor Class                18.37%      3.11%       --         8.89%        4/28/98
------------------------------------------------------------------------------------

(1)  Formerly Salomon Smith Barney Extended Market Index Growth World ex-US.
     Formerly Citigroup EMI Growth World ex-US.

(2)  The fund's benchmark changed from MSCI EAFE Index to Citigroup EMI Growth
     World ex-US on 5/22/03. The fund's investment manager believes this index better represents the fund's portfolio composition.

(3)  Since 3/31/94, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
2

International Discovery - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made November 30, 1994

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended November 30
---------------------------------------------------------------------------------------------------
                  1995    1996    1997    1998    1999     2000    2001      2002    2003    2004
---------------------------------------------------------------------------------------------------
Investor Class    5.75%  34.06%  17.76%  14.79%  65.12%   -1.27%  -20.17%   -8.00%  37.05%  18.76%
---------------------------------------------------------------------------------------------------
S&P/Citigroup
EMI Growth
World ex-US       4.41%  14.67%  -8.85%   7.30%  27.50%  -14.20%  -20.23%  -10.96%  38.79%  27.58%
---------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

International Discovery - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE INTERNATIONAL DISCOVERY INVESTMENT TEAM: BRIAN BRADY
AND MARK KOPINSKI.

International Discovery gained 18.76%* during the 12 months ended November 30,
2004, while its benchmark, the S&P/Citigroup EMI (Extended Market Index) Growth
World ex-US, returned 27.58%.

Many of the world's equity markets advanced during the period as the global economy demonstrated its strength and resiliency, especially in the first quarter of 2004. Returns moderated during a subsequent "soft patch" as record-high oil prices and rising interest rates sparked concern about corporate earnings and global economic growth. The violence in Iraq, uncertainty over the
U.S. presidential election and the threat of terrorism also affected markets, but the S&P/Citigroup EMI Growth World ex-US and other international equity benchmarks turned up later in the period and continued to rise as the price of oil declined, and the U.S. election ended without confusion. Against these backdrops, nearly all of Discovery's sector stakes contributed to results. Our performance was also positively impacted by the weakness of the U.S. dollar against other currencies during the period.

SUCCESS IN APPAREL, RETAIL

Consumer discretionary businesses contributed most to performance. Three of the portfolio's top-10 contributors came from this group, led by German footwear manufacturer Puma AG,

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/04               5/31/04
--------------------------------------------------------------------------------
Common Stocks,
Rights & Warrants                           86.1%                 95.8%
--------------------------------------------------------------------------------
Preferred Stocks                             0.8%                  0.4%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                       86.9%                 96.2%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  2.8%                  2.4%
--------------------------------------------------------------------------------
Collateral Received for
Securities Lending                          10.3%                  1.4%
--------------------------------------------------------------------------------

INVESTMENTS BY COUNTRY
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/04               5/31/04
--------------------------------------------------------------------------------
Japan                                       13.3%                 22.4%
--------------------------------------------------------------------------------
Canada                                      11.2%                  7.4%
--------------------------------------------------------------------------------
United Kingdom                               8.4%                 11.6%
--------------------------------------------------------------------------------
Australia                                    8.4%                  1.0%
--------------------------------------------------------------------------------
France                                       4.0%                  1.3%
--------------------------------------------------------------------------------
Germany                                      3.7%                  5.9%
--------------------------------------------------------------------------------
Hong Kong                                    3.7%                  4.6%
--------------------------------------------------------------------------------
Italy                                        3.5%                  1.6%
--------------------------------------------------------------------------------
Spain                                        3.3%                  2.6%
--------------------------------------------------------------------------------
South Africa                                 3.3%                   --
--------------------------------------------------------------------------------
Other Countries                             24.1%                 37.8%
--------------------------------------------------------------------------------
Cash and Equivalents(+)                     13.1%                  3.8%
--------------------------------------------------------------------------------

(+) Includes temporary cash investments and collateral received for securities lending

* All fund returns referenced in this commentary
  are for Investor Class shares.                                     (continued)

------
4

International Discovery - Portfolio Commentary

whose second-quarter profit rose 48%, helped by demand for products such as Asti leather sneakers. Esprit Holdings Limited, a Hong Kong-based clothing chain, posted record annual profits during the period, while Edgars Consolidated Stores
Ltd., South Africa's biggest clothing retailer by market value, saw its sales rise sharply, spurred by the lowest interest rates in 23 years.

Materials stocks also turned in strong results. Nova Chemicals Corp., Canada's largest chemical maker, saw record demand for plastic. South Korea's Dongkuk
Steel Mill Company nearly doubled its third-quarter profit on rising demand for steel plates used in ship construction. But the materials sector also held our largest detractor, Japan's JSR Corp., which supplies chemicals to manufacturers of liquid crystal displays (LCDs). The company retreated on slowing demand by makers of electronic products that use LCDs.

The information technology sector held International Discovery's top-contributing security, Research in Motion Ltd. The Canadian maker of the popular Blackberry e-mail pager saw sales surge as mobile-phone service providers signed up to sell the service.

DECLINES IN INDUSTRIALS, FINANCIALS

While positive contributors, International Discovery's industrial stocks underperformed the benchmark. Japan's Hitachi Construction Machinery Co. fell in part on concerns that a cooling Chinese economy would reduce demand there for construction machinery. Ushio Inc., a Japanese manufacturer of industrial and commercial light sources, was another large detractor.

In financials, shares of New World Development Company dropped sharply after the
Hong Kong real estate developer announced it was setting aside money to cover a legal dispute. South Korea's Samsung Securities Company weighed on results when its second-quarter profit fell almost 90%.

OUR COMMITMENT

We remain committed to looking for stocks of growing foreign companies. The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

TOP TEN HOLDINGS
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          11/30/04               5/31/04
--------------------------------------------------------------------------------
Research in Motion Ltd.                     2.9%                  3.0%
--------------------------------------------------------------------------------
Nova Chemicals Corp.                        2.0%                   --
--------------------------------------------------------------------------------
PetroKazakhstan Inc.
Cl A New York Shares                        1.8%                  0.7%
--------------------------------------------------------------------------------
Esprit Holdings Limited                     1.7%                  1.4%
--------------------------------------------------------------------------------
Anglo Irish Bank
Corporation                                 1.7%                  1.5%
--------------------------------------------------------------------------------
CSL Ltd.                                    1.6%                  1.0%
--------------------------------------------------------------------------------
Storebrand ASA                              1.6%                   --
--------------------------------------------------------------------------------
Edgars Consolidated
Stores Ltd.                                 1.4%                   --
--------------------------------------------------------------------------------
Spirent plc                                 1.3%                   --
--------------------------------------------------------------------------------
Neopost SA                                  1.3%                   --
--------------------------------------------------------------------------------

------
5

International Discovery - Schedule of Investments

NOVEMBER 30, 2004

Shares                        ($ IN THOUSANDS)                         Value
-------------------------------------------------------------------------------

COMMON STOCKS -- 95.2%

AUSTRALIA -- 9.3%
-------------------------------------------------------------------------------
      1,203,000   Alinta Ltd.(1)                                    $    7,136
-------------------------------------------------------------------------------
      1,400,000   Ansell Ltd.                                            9,894
-------------------------------------------------------------------------------
      3,800,000   Baycorp Advantage Ltd.(2)                              9,157
-------------------------------------------------------------------------------
      1,120,000   Billabong International Ltd.                           9,862
-------------------------------------------------------------------------------
      1,500,000   Computershare Ltd.                                     6,198
-------------------------------------------------------------------------------
      1,019,800   CSL Ltd.                                              20,952
-------------------------------------------------------------------------------
      8,115,337   Hardman Resources Ltd.(1)(2)                          11,220
-------------------------------------------------------------------------------
      2,965,000   John Fairfax Holdings Limited                          9,755
-------------------------------------------------------------------------------
      2,080,000   Lion Nathan Ltd.                                      12,772
-------------------------------------------------------------------------------
      9,700,000   Oxiana Ltd.(1)(2)                                      7,866
-------------------------------------------------------------------------------
        731,000   Toll Holdings Ltd.                                     6,798
-------------------------------------------------------------------------------
      1,485,000   Transurban Group                                       7,363
-------------------------------------------------------------------------------
                                                                       118,973
-------------------------------------------------------------------------------

AUSTRIA -- 1.2%
-------------------------------------------------------------------------------
        351,300   Wienerberger AG(1)                                    15,595
-------------------------------------------------------------------------------

BELGIUM -- 1.6%
-------------------------------------------------------------------------------
         84,300   Colruyt SA                                            13,377
-------------------------------------------------------------------------------
         73,000   Umicore                                                6,598
-------------------------------------------------------------------------------
                                                                        19,975
-------------------------------------------------------------------------------

BRITISH VIRGIN ISLANDS -- 0.7%
-------------------------------------------------------------------------------
        132,400   UTI Worldwide Inc.(2)                                  9,126
-------------------------------------------------------------------------------

CANADA -- 12.4%
-------------------------------------------------------------------------------
        173,000   Agnico-Eagle Mines Ltd.                                2,728
-------------------------------------------------------------------------------
        360,000   Alimentation Couche
                  Tard Inc. Cl B(2)                                      9,847
-------------------------------------------------------------------------------
        197,100   Finning International Inc.                             5,566
-------------------------------------------------------------------------------
        198,500   Fording Canadian Coal Trust                           14,807
-------------------------------------------------------------------------------
      1,150,000   Ivanhoe Mines Ltd.(2)                                  8,240
-------------------------------------------------------------------------------
      1,074,600   Lions Gate Entertainment Corp.(1)(2)                  11,552
-------------------------------------------------------------------------------
        470,000   Meridian Gold Inc.
                  New York Shares(1)(2)                                  9,198
-------------------------------------------------------------------------------
        567,300   Methanex Corp.                                         9,985
-------------------------------------------------------------------------------
        564,800   Nova Chemicals Corp.                                  26,184
-------------------------------------------------------------------------------
        560,500   PetroKazakhstan Inc. Cl A
                  New York Shares                                       23,541
-------------------------------------------------------------------------------
        416,900   Research In Motion Ltd.(2)                            37,092
-------------------------------------------------------------------------------
                                                                       158,740
-------------------------------------------------------------------------------

DENMARK -- 1.4%
-------------------------------------------------------------------------------
      1,208,100   GN Store Nord AS                                      12,481
-------------------------------------------------------------------------------
        115,000   William Demant Holding(1)(2)                           5,102
-------------------------------------------------------------------------------
                                                                        17,583
-------------------------------------------------------------------------------

EGYPT -- 0.2%
-------------------------------------------------------------------------------
        280,000   Vodafone Egypt
                  Telecommunications SAE(2)                              2,384
-------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                         Value
-------------------------------------------------------------------------------

FINLAND -- 0.5%
-------------------------------------------------------------------------------
        419,000   Orion OYJ Cl B                                    $    6,644
-------------------------------------------------------------------------------

FRANCE -- 4.4%
-------------------------------------------------------------------------------
        525,000   Altran Technologies SA(1)(2)                           5,436
-------------------------------------------------------------------------------
         67,888   Eiffage(1)                                             6,763
-------------------------------------------------------------------------------
        225,000   Neopost SA                                            16,193
-------------------------------------------------------------------------------
      5,489,558   Rhodia SA(1)(2)                                       11,674
-------------------------------------------------------------------------------
         38,700   Technip SA(1)                                          6,507
-------------------------------------------------------------------------------
        231,000   Zodiac SA(1)                                           9,514
-------------------------------------------------------------------------------
                                                                        56,087
-------------------------------------------------------------------------------

GERMANY -- 4.1%
-------------------------------------------------------------------------------
        212,030   Continental AG                                        12,921
-------------------------------------------------------------------------------
        166,000   Hypo Real Estate Holding AG(2)                         6,429
-------------------------------------------------------------------------------
        250,000   K+S AG                                                12,600
-------------------------------------------------------------------------------
         40,900   Puma AG Rudolf Dassler Sport                          11,269
-------------------------------------------------------------------------------
        227,000   Schwarz Pharma AG(1)                                   9,413
-------------------------------------------------------------------------------
                                                                        52,632
-------------------------------------------------------------------------------

HONG KONG -- 4.0%
-------------------------------------------------------------------------------
      3,952,000   Esprit Holdings Limited                               21,756
-------------------------------------------------------------------------------
      2,865,500   Lifestyle International
                  Holdings Ltd.(1)                                       4,460
-------------------------------------------------------------------------------
      2,408,000   Orient Overseas
                  International Ltd.(1)                                  9,183
-------------------------------------------------------------------------------
      5,976,000   Shangri-La Asia Ltd.(1)                                7,648
-------------------------------------------------------------------------------
        739,000   Techtronic Industries
                  Company Limited(1)                                     1,483
-------------------------------------------------------------------------------
      1,012,000   Wing Hang Bank Ltd.                                    7,192
-------------------------------------------------------------------------------
                                                                        51,722
-------------------------------------------------------------------------------

HUNGARY -- 1.6%
-------------------------------------------------------------------------------
        630,700   BorsodChem Rt.                                         6,415
-------------------------------------------------------------------------------
        110,400   Gedeon Richter Rt.                                    13,596
-------------------------------------------------------------------------------
                                                                        20,011
-------------------------------------------------------------------------------

INDIA -- 1.4%
-------------------------------------------------------------------------------
        296,700   Biocon Ltd.                                            3,437
-------------------------------------------------------------------------------
      1,485,000   Satyam Computer Services Ltd.                         14,456
-------------------------------------------------------------------------------
                                                                        17,893
-------------------------------------------------------------------------------

INDONESIA -- 1.4%
-------------------------------------------------------------------------------
     66,614,000   PT Bumi Resources Tbk(2)                               5,903
-------------------------------------------------------------------------------
     19,279,500   PT Indonesian Satellite Corp. Tbk                     12,279
-------------------------------------------------------------------------------
                                                                        18,182
-------------------------------------------------------------------------------

IRELAND -- 1.9%
-------------------------------------------------------------------------------
        949,100   Anglo Irish Bank Corporation                          21,508
-------------------------------------------------------------------------------
        155,899   DCC plc                                                3,263
-------------------------------------------------------------------------------
                                                                        24,771
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

International Discovery - Schedule of Investments

NOVEMBER 30, 2004

Shares                        ($ IN THOUSANDS)                         Value
-------------------------------------------------------------------------------

ITALY -- 3.9%
-------------------------------------------------------------------------------
      1,980,000   ASM Brescia SpA                                   $    6,368
-------------------------------------------------------------------------------
        300,000   Autostrada Torino-Milano SpA                           6,838
-------------------------------------------------------------------------------
        480,000   Bulgari SpA(1)                                         5,487
-------------------------------------------------------------------------------
        463,805   Geox SpA(2)                                            2,836
-------------------------------------------------------------------------------
      1,500,000   Hera SpA                                               4,127
-------------------------------------------------------------------------------
        349,300   Lottomatica SpA(1)                                    10,955
-------------------------------------------------------------------------------
         70,000   Pirelli & C Real Estate SpA                            3,338
-------------------------------------------------------------------------------
      1,800,000   RCS MediaGroup SpA                                     9,450
-------------------------------------------------------------------------------
                                                                        49,399
-------------------------------------------------------------------------------

JAPAN -- 14.7%
-------------------------------------------------------------------------------
      1,257,000   Bank of Kyoto Ltd. (The)(1)                           10,536
-------------------------------------------------------------------------------
        598,000   Chiyoda Corporation(2)                                 4,216
-------------------------------------------------------------------------------
      1,097,000   Daihatsu Motor Co., Ltd.(1)                            8,438
-------------------------------------------------------------------------------
      1,577,000   Dowa Mining Co. Ltd.                                  10,277
-------------------------------------------------------------------------------
         12,273   eAccess Ltd.(1)(2)                                    11,824
-------------------------------------------------------------------------------
        175,300   Elpida Memory Inc.(1)(2)                               6,299
-------------------------------------------------------------------------------
      2,251,000   Furukawa Electric Co. Ltd.(2)                         11,172
-------------------------------------------------------------------------------
      2,015,000   Kitz Corp.(1)                                         11,116
-------------------------------------------------------------------------------
        739,000   Koito Manufacturing Co. Ltd.                           6,101
-------------------------------------------------------------------------------
        143,200   Kose Corp.(1)                                          5,619
-------------------------------------------------------------------------------
        750,000   Kyowa Exeo Corp.(1)                                    6,621
-------------------------------------------------------------------------------
        520,000   NEOMAX Co. Ltd.                                        8,828
-------------------------------------------------------------------------------
        755,000   NGK Insulators Ltd.                                    6,284
-------------------------------------------------------------------------------
      2,232,000   NHK Spring Co., Ltd.(1)                               14,783
-------------------------------------------------------------------------------
        197,000   Nippon Electric Glass Co. Ltd.(1)                      5,128
-------------------------------------------------------------------------------
      4,010,000   Nissin Co., Ltd.(1)                                    9,074
-------------------------------------------------------------------------------
      1,066,000   OMC Card Inc.(1)(2)                                   12,496
-------------------------------------------------------------------------------
      1,148,000   SMBC Friend Securities Co. Ltd.(1)                     7,972
-------------------------------------------------------------------------------
        240,000   TIS Inc.(1)                                           10,163
-------------------------------------------------------------------------------
         56,000   Tokai Rika Co. Ltd.(1)                                   878
-------------------------------------------------------------------------------
      2,285,000   Tosoh Corp.                                           10,009
-------------------------------------------------------------------------------
        119,600   USS Co., Ltd.(1)                                      10,675
-------------------------------------------------------------------------------
                                                                       188,509
-------------------------------------------------------------------------------

NETHERLANDS -- 1.3%
-------------------------------------------------------------------------------
         65,556   Fugro N.V.                                             5,720
-------------------------------------------------------------------------------
        130,000   Royal P&O Nedlloyd N.V.                                6,595
-------------------------------------------------------------------------------
        317,000   Trader Classified Media N.V.                           3,885
-------------------------------------------------------------------------------
                                                                        16,200
-------------------------------------------------------------------------------

NORWAY -- 1.7%
-------------------------------------------------------------------------------
         63,800   Smedvig ASA                                              960
-------------------------------------------------------------------------------
      2,347,400   Storebrand ASA                                        20,865
-------------------------------------------------------------------------------
                                                                        21,825
-------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                         Value
-------------------------------------------------------------------------------

PEOPLE'S REPUBLIC OF CHINA -- 1.8%
-------------------------------------------------------------------------------
      6,978,000   China Shipping Development
                  Company Limited Cl H                              $    6,642
-------------------------------------------------------------------------------
     16,000,000   China Travel International
                  Investment Hong Kong Limited                           4,836
-------------------------------------------------------------------------------
     46,000,000   Semiconductor Manufacturing
                  International Corp.(1)(2)                             11,123
-------------------------------------------------------------------------------
                                                                        22,601
-------------------------------------------------------------------------------

PHILIPPINES -- 0.5%
-------------------------------------------------------------------------------
        268,700   Philippine Long Distance
                  Telephone ADR(1)(2)                                    6,589
-------------------------------------------------------------------------------

RUSSIAN FEDERATION -- 0.6%
-------------------------------------------------------------------------------
         57,700   Mobile Telesystems ADR                                 8,004
-------------------------------------------------------------------------------

SINGAPORE -- 0.4%
-------------------------------------------------------------------------------
      4,871,000   Hi-P International Ltd.(2)                             5,116
-------------------------------------------------------------------------------

SOUTH AFRICA -- 3.6%
-------------------------------------------------------------------------------
      2,570,000   African Bank Investments Ltd.                          7,600
-------------------------------------------------------------------------------
        351,000   Edgars Consolidated Stores Ltd.                       17,501
-------------------------------------------------------------------------------
        825,000   JD Group Ltd.                                          9,220
-------------------------------------------------------------------------------
      1,040,000   Naspers Ltd.                                          11,962
-------------------------------------------------------------------------------
                                                                        46,283
-------------------------------------------------------------------------------

SOUTH KOREA -- 2.9%
-------------------------------------------------------------------------------
        701,660   Dongkuk Steel Mill Co., Ltd.                          12,910
-------------------------------------------------------------------------------
        991,900   Hankook Tire Co. Ltd.                                 10,023
-------------------------------------------------------------------------------
        800,000   Hanwha Chem Corp.                                      7,817
-------------------------------------------------------------------------------
        140,000   Honam Petrochemical Corporation                        6,726
-------------------------------------------------------------------------------
                                                                        37,476
-------------------------------------------------------------------------------

SPAIN -- 3.7%
-------------------------------------------------------------------------------
        766,500   Enagas(1)                                             10,503
-------------------------------------------------------------------------------
      2,000,000   Iberia Lineas Aereas de Espana(1)                      6,513
-------------------------------------------------------------------------------
        480,000   Indra Sistemas SA                                      7,534
-------------------------------------------------------------------------------
        487,000   Red Electrica de Espana(1)                             9,418
-------------------------------------------------------------------------------
      1,609,000   Telefonica Publicidad
                  e Informacion SA(1)                                   13,131
-------------------------------------------------------------------------------
                                                                        47,099
-------------------------------------------------------------------------------

SWEDEN -- 0.5%
-------------------------------------------------------------------------------
        615,000   Eniro AB                                               6,042
-------------------------------------------------------------------------------

TAIWAN (REPUBLIC OF CHINA) -- 2.1%
-------------------------------------------------------------------------------
      8,504,000   E.Sun Financial Holding Co. Ltd.                       6,284
-------------------------------------------------------------------------------
      2,045,000   High Tech Computer Corp.                               8,254
-------------------------------------------------------------------------------
      2,000,000   Novatek Microelectronics
                   Corp., Ltd.                                           5,899
-------------------------------------------------------------------------------
      2,800,000   Optimax Technology Corporation                         6,302
-------------------------------------------------------------------------------
                                                                        26,739
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
7

International Discovery - Schedule of Investments

NOVEMBER 30, 2004

Shares                        ($ IN THOUSANDS)                         Value
-------------------------------------------------------------------------------

THAILAND -- 0.8%
-------------------------------------------------------------------------------
      1,650,000   Banpu Public Company Limited                      $    6,489
-------------------------------------------------------------------------------
      1,800,000   Thai Olefins PCL(2)                                    3,242
-------------------------------------------------------------------------------
                                                                         9,731
-------------------------------------------------------------------------------

UNITED KINGDOM -- 9.3%
-------------------------------------------------------------------------------
        561,000   Arriva plc                                             5,253
-------------------------------------------------------------------------------
      1,497,663   Burren Energy plc(2)                                  11,871
-------------------------------------------------------------------------------
        333,800   Cairn Energy plc(2)                                    9,569
-------------------------------------------------------------------------------
      3,050,000   Carphone Warehouse Group plc                           9,646
-------------------------------------------------------------------------------
      4,679,000   Eircom Group plc(2)                                   10,572
-------------------------------------------------------------------------------
        488,000   Enterprise Inns plc                                    6,370
-------------------------------------------------------------------------------
      1,200,000   Firstgroup plc                                         7,751
-------------------------------------------------------------------------------
      3,410,000   International Power plc(2)                             9,873
-------------------------------------------------------------------------------
        763,900   Intertek Group plc                                    10,292
-------------------------------------------------------------------------------
      2,314,100   Kidde plc                                              6,722
-------------------------------------------------------------------------------
     12,254,507   Spirent plc(2)                                        16,745
-------------------------------------------------------------------------------
      5,240,000   Tullow Oil plc                                        14,719
-------------------------------------------------------------------------------
                                                                       119,383
-------------------------------------------------------------------------------

UNITED STATES -- 1.3%
-------------------------------------------------------------------------------
        217,000   NII Holdings Inc. Cl B(1)(2)                           9,387
-------------------------------------------------------------------------------
        357,300   UTStarcom Inc.(1)(2)                                   6,982
-------------------------------------------------------------------------------
                                                                        16,369
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $956,539)                                                      1,217,683
-------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.9%

BRAZIL -- 0.9%
-------------------------------------------------------------------------------
        589,000   Usinas Siderurgicas
                  de Minas Gerais SA Cl A
(Cost $9,221)                                                           11,893
-------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 3.1%

Repurchase Agreement, Credit Suisse  First Boston, Inc.,
(collateralized by various U.S. Treasury obligations,
5.25% - 6.75%,  8/15/26 - 2/15/29, valued at $24,123),
in a joint trading account at 1.92%,
dated 11/30/04, due 12/1/04
(Delivery value $23,701)                                                23,700
-------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank  Securities, Inc.,
(collateralized by various U.S. Treasury obligations,
3.00%, 7/15/12,  valued at $16,117),
in a joint trading account at 1.92%,
dated 11/30/04, due 12/1/04
(Delivery value $15,801)                                                15,800
-------------------------------------------------------------------------------
TOTAL TEMPORARY
CASH INVESTMENTS
(Cost $39,500)                                                          39,500
-------------------------------------------------------------------------------

                             ($ IN THOUSANDS)                          Value
-------------------------------------------------------------------------------

COLLATERAL RECEIVED FOR
SECURITIES LENDING -- 11.4%(3)

Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S.
Government Agency obligations), 2.08%,
dated 11/30/04, due 12/1/04
(Delivery value $35,599)                                            $   35,597
-------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations), 2.063% dated 11/30/04, due 12/1/04
(Delivery value $110,006)                                              110,000
-------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $145,597)                                                        145,597
-------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 110.6%
(Cost $1,150,857)                                                    1,414,673
-------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (10.6)%                                                (136,002)
-------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                          $1,278,671
===============================================================================

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

Consumer Discretionary                                                  19.4%
-------------------------------------------------------------------------------
Materials                                                               15.0%
-------------------------------------------------------------------------------
Industrials                                                             14.3%
-------------------------------------------------------------------------------
Financials                                                              13.0%
-------------------------------------------------------------------------------
Information Technology                                                  10.3%
-------------------------------------------------------------------------------
Energy                                                                   6.6%
-------------------------------------------------------------------------------
Health Care                                                              6.4%
-------------------------------------------------------------------------------
Telecommunication Services                                               3.8%
-------------------------------------------------------------------------------
Utilities                                                                3.7%
-------------------------------------------------------------------------------
Consumer Staples                                                         3.6%
-------------------------------------------------------------------------------
Cash and Equivalents*                                                    3.9%
-------------------------------------------------------------------------------

* Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

(1)  Security, or a portion thereof, was on loan as of November 30, 2004.

(2)  Non-income producing.

(3)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.
     (See Note 5 in Notes to Financial Statements.)

See Notes to Financial Statements.

------
8

Emerging Markets - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2004
                                     --------------------------
                                       AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------
                                                      SINCE          INCEPTION
                         1 YEAR       5 YEARS       INCEPTION          DATE
-------------------------------------------------------------------------------
INVESTOR CLASS           18.94%        2.99%          3.75%           9/30/97
-------------------------------------------------------------------------------
MSCI EM INDEX            28.88%        6.15%          2.88%             --
-------------------------------------------------------------------------------
Institutional Class      19.14%        3.18%         12.04%           1/28/99
-------------------------------------------------------------------------------
Advisor Class            18.58%        2.73%          6.86%           5/12/99
-------------------------------------------------------------------------------
C Class                  17.92%         --           13.24%          12/18/01
-------------------------------------------------------------------------------

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made September 30, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended November 30
-----------------------------------------------------------------------------------
                 1997*     1998    1999     2000     2001     2002    2003    2004
-----------------------------------------------------------------------------------
Investor Class  -17.00%  -15.90%  61.03%  -16.73%  -10.28%  -10.86%  46.26%  18.94%
-----------------------------------------------------------------------------------
MSCI EM Index   -19.46%  -22.42%  45.49%  -23.63%   -7.37%    4.95%  40.87%  28.88%
-----------------------------------------------------------------------------------

* From 9/30/97, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
9

Emerging Markets - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE EMERGING MARKETS INVESTMENT TEAM: RAYMOND KONG AND
MICHAEL DONNELLY.

Emerging Markets climbed 18.94%* during the 12 months ended November 30, 2004, lagging its benchmark, the Morgan Stanley Capital International Emerging Markets
Index, which rose 28.88%.

WORLD MARKETS DEMONSTRATE STRENGTH

Many of the world's equity markets advanced during the period as the global economy demonstrated its strength and resiliency, especially in the first quarter of 2004. Returns moderated during a subsequent "soft patch" as record-high oil prices and rising interest rates sparked concern about corporate earnings and global economic growth. The violence in Iraq, uncertainty over the
U.S. presidential election and the threat of terrorism also affected markets, but the Morgan Stanley Capital International Emerging Markets Index and other international equity benchmarks turned up later in the period and continued to rise as the price of oil declined, and the U.S. election ended without the confusion that followed the 2000 vote. Against that backdrop, Emerging Markets finished with positive absolute contributions from most of its country exposures, with South Korea and Taiwan among the decliners. The movement of the dollar versus other currencies also positively impacted the fund's performance.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/04               5/31/04
--------------------------------------------------------------------------------
Common Stocks                               90.9%                 96.3%
--------------------------------------------------------------------------------
Preferred Stocks                             0.8%                  2.4%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                       91.7%                 98.7%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  4.1%                  0.6%
--------------------------------------------------------------------------------
Collateral Received
for Securities Lending                       4.2%                  0.7%
--------------------------------------------------------------------------------

INVESTMENTS BY COUNTRY
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/04               5/31/04
--------------------------------------------------------------------------------
South Korea                                 14.1%                 19.4%
--------------------------------------------------------------------------------
Mexico                                       7.9%                  7.2%
--------------------------------------------------------------------------------
Brazil                                       7.8%                  2.7%
--------------------------------------------------------------------------------
South Africa                                 7.7%                 11.6%
--------------------------------------------------------------------------------
Taiwan (Republic
of China)                                    7.3%                 12.1%
--------------------------------------------------------------------------------
India                                        5.6%                  5.9%
--------------------------------------------------------------------------------
Russian Federation                           4.4%                  6.0%
--------------------------------------------------------------------------------
Hong Kong                                    4.1%                  1.1%
--------------------------------------------------------------------------------
Poland                                       3.7%                  2.3%
--------------------------------------------------------------------------------
Malaysia                                     3.6%                  5.2%
--------------------------------------------------------------------------------
Indonesia                                    3.0%                  2.3%
--------------------------------------------------------------------------------
People's Republic
of China                                     3.0%                  7.5%
--------------------------------------------------------------------------------
Other Countries                             19.5%                 15.4%
--------------------------------------------------------------------------------
Cash and Equivalents(+)                      8.3%                  1.3%
--------------------------------------------------------------------------------

(+) Includes temporary cash investments and collateral received for securities lending

* All fund returns referenced in this commentary
  are for Investor Class shares.                                   (continued)

------
10

Emerging Markets - Portfolio Commentary

THE STRONGEST PERFORMERS

Our overweight position in Mexico made the greatest contribution to performance during the fiscal year. The country benefited from economic expansion and from solid demand in the United States, destination for 85% of Mexico's exports.
Grupo Mexico, the world's third-largest copper producer, reported improved profits in line with rising commodity prices, and the stock ranked among the portfolio's top contributors.

Homebuilder Urbi Desarrollos Urbanos, another standout performer from Mexico, advanced in part on the strength of rapidly rising mortgage lending by commercial firms and government agencies and on increased home sales in the high middle-income market.

Emerging Markets' exposure to Brazil also proved beneficial. Top contributors included Pao De Acucar, Brazil's largest retailer, and steel producer Usinas
Siderurgicas de Minas Gerais, which rose in line with climbing commodity prices and ramping demand, both domestically and from economically vibrant nations such as China.

Indonesia was another source of strength. Diversified telecommunications firm PT
Indonesian Satellite Corp., the country's second-largest phone company, was one success. The number of subscribers rose and operating costs declined, driving margins sharply higher--the company's profits quadrupled in the third quarter of
2004 versus third quarter 2003.

ON THE DOWNSIDE

Emerging Markets' position in South Korea, the portfolio's largest single country stake on average, weighed the most on absolute results and on performance against our benchmark. Technology companies generated the greatest drag, and LG Mircon, which makes parts for computer monitors, finished among the top detracting stocks. Samsung SDI, the world's largest maker of plasma screens, also detracted after suffering setbacks related to patent disputes with a larger rival.

OUR COMMITMENT

We remain committed to looking for stocks of growing foreign companies. The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

TOP TEN HOLDINGS
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          11/30/04               5/31/04
--------------------------------------------------------------------------------
Cia Brasileira de
Distribuicao Grupo Pao
de Acucar ADR                               3.0%                   --
--------------------------------------------------------------------------------
Zentiva N.V.                                2.9%                   --
--------------------------------------------------------------------------------
LUKOIL                                      2.5%                  3.0%
--------------------------------------------------------------------------------
Tele Norte Leste
Participacoes SA ADR                        2.4%                   --
--------------------------------------------------------------------------------
PetroKazakhstan Inc.
Cl A New York Shares                        2.3%                  2.6%
--------------------------------------------------------------------------------
Gemtek Technology Corp.                     2.3%                  0.8%
--------------------------------------------------------------------------------
Hana Bank                                   2.2%                  1.6%
--------------------------------------------------------------------------------
Cosco Pacific Limited                       2.0%                  0.6%
--------------------------------------------------------------------------------
Urbi Desarrollos Urbanos
SA de CV                                    2.0%                  0.7%
--------------------------------------------------------------------------------
KGHM Polska Miedz SA                        1.9%                  1.6%
--------------------------------------------------------------------------------

------
11

Emerging Markets - Schedule of Investments

NOVEMBER 30, 2004

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 94.1%

ARGENTINA -- 0.5%
--------------------------------------------------------------------------------
         22,480   Tenaris SA ADR(1)                                   $  1,134
-------------------------------------------------------------------------------

BRAZIL -- 7.2%
-------------------------------------------------------------------------------
        287,337   Cia Brasileira de Distribuicao
                  Grupo Pao de Acucar ADR(1)(2)                          6,988
-------------------------------------------------------------------------------
        138,243   Diagnosticos da America SA(2)                          1,142
-------------------------------------------------------------------------------
        365,739   Tele Norte Leste Participacoes
                  SA ADR(1)                                              5,595
-------------------------------------------------------------------------------
        102,741   Unibanco-Uniao de Bancos
                  Brasileiros SA GDR(1)                                  2,874
-------------------------------------------------------------------------------
                                                                        16,599
-------------------------------------------------------------------------------

CANADA -- 2.3%
-------------------------------------------------------------------------------
        126,172   PetroKazakhstan Inc. Cl A
                  New York Shares                                        5,299
-------------------------------------------------------------------------------

CHILE -- 1.7%
-------------------------------------------------------------------------------
     30,268,958   Colbun SA                                              3,979
-------------------------------------------------------------------------------

CZECH REPUBLIC -- 2.9%
-------------------------------------------------------------------------------
        225,411   Zentiva N.V.(2)                                        6,555
-------------------------------------------------------------------------------

EGYPT -- 2.2%
-------------------------------------------------------------------------------
        173,198   MobiNil - Egyptian Company
                  Mobile Services                                        3,256
-------------------------------------------------------------------------------
         52,449   Orascom Telecom Holding Sae(2)                         1,796
-------------------------------------------------------------------------------
                                                                         5,052
-------------------------------------------------------------------------------

HONG KONG -- 4.2%
-------------------------------------------------------------------------------
      1,948,000   China Mengniu Dairy Co. Ltd.(1)(2)                     1,503
-------------------------------------------------------------------------------
        585,000   China Netcom Group Corp.
                  Hong Kong Ltd.(2)                                        704
-------------------------------------------------------------------------------
      2,554,000   Cosco Pacific Limited                                  4,583
-------------------------------------------------------------------------------
      1,850,000   Lifestyle International Holdings Ltd.                  2,880
-------------------------------------------------------------------------------
                                                                         9,670
-------------------------------------------------------------------------------

HUNGARY -- 0.9%
-------------------------------------------------------------------------------
         41,600   BorsodChem Rt.                                           423
-------------------------------------------------------------------------------
         12,631   Gedeon Richter Rt.                                     1,556
-------------------------------------------------------------------------------
                                                                         1,979
-------------------------------------------------------------------------------

INDIA -- 5.8%
-------------------------------------------------------------------------------
        184,200   Reliance Energy Ltd.                                   2,321
-------------------------------------------------------------------------------
        225,400   Reliance Industries Ltd.                               2,617
-------------------------------------------------------------------------------
        145,996   Tata Consultancy Services Ltd.                         4,184
-------------------------------------------------------------------------------
      1,961,400   Union Bank of India Limited                            4,178
-------------------------------------------------------------------------------
                                                                        13,300
-------------------------------------------------------------------------------

INDONESIA -- 3.2%
-------------------------------------------------------------------------------
     12,813,500   PT Bank Rakyat Indonesia                               3,442
-------------------------------------------------------------------------------
     11,850,300   PT Indocement Tunggal
                  Prakarsa Tbk(2)                                        3,807
-------------------------------------------------------------------------------
                                                                         7,249
-------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
-------------------------------------------------------------------------------

ISRAEL -- 2.0%
-------------------------------------------------------------------------------
         69,837   ECI Telecom Ltd.(2)                                 $    580
-------------------------------------------------------------------------------
         10,669   Lipman Electronic Engineering Ltd.                       304
-------------------------------------------------------------------------------
        149,034   RADWARE Limited(2)                                     3,787
-------------------------------------------------------------------------------
                                                                         4,671
-------------------------------------------------------------------------------

MALAYSIA -- 3.8%
-------------------------------------------------------------------------------
      2,806,000   Commerce Asset Holdings Bhd                            3,589
-------------------------------------------------------------------------------
      1,182,500   Digi.Com Bhd(2)                                        1,696
-------------------------------------------------------------------------------
      6,712,600   E&O Property Development
                  Bhd Cl B(2)                                            1,227
-------------------------------------------------------------------------------
        541,100   Tenaga Nasional Bhd                                    1,609
-------------------------------------------------------------------------------
        267,000   Transmile Group Bhd                                      559
-------------------------------------------------------------------------------
                                                                         8,680
-------------------------------------------------------------------------------

MEXICO -- 8.2%
-------------------------------------------------------------------------------
         71,811   Desarrolladora Homex SA
                  de CV ADR(1)(2)                                        1,429
-------------------------------------------------------------------------------
      7,688,275   Empresas ICA Sociedad
                  Controladora SA de CV(2)                               2,749
-------------------------------------------------------------------------------
        510,500   Grupo Mexico SA de CV(2)                               2,464
-------------------------------------------------------------------------------
      1,060,554   Kimberly-Clark de Mexico
                  SA de CV Cl A                                          3,538
-------------------------------------------------------------------------------
      1,109,916   Urbi Desarrollos Urbanos SA de CV(2)                   4,492
-------------------------------------------------------------------------------
      1,223,759   Wal-Mart de Mexico
                  SA de CV, Series V                                     4,197
-------------------------------------------------------------------------------
                                                                        18,869
-------------------------------------------------------------------------------

NETHERLANDS -- 1.2%
-------------------------------------------------------------------------------
         93,732   Efes Breweries International N.V.
                  GDR (Acquired 10/15/04 - 11/22/04,
                  Cost $2,603)(2)(3)                                     2,826
-------------------------------------------------------------------------------

PEOPLE'S REPUBLIC OF CHINA -- 3.1%
-------------------------------------------------------------------------------
      9,300,000   China Travel International
                  Investment Hong Kong Limited(1)                        2,811
-------------------------------------------------------------------------------
        729,000   Jiangxi Copper Co. Ltd.(1)                               448
-------------------------------------------------------------------------------
      5,732,000   Sinopec Shanghai Petrochemical
                  Company Limited Cl H(1)                                2,138
-------------------------------------------------------------------------------
      1,676,000   Sinopec Zhenhai Refining &
                  Chemical Co. Ltd. Cl H(1)                              1,746
-------------------------------------------------------------------------------

                                                                         7,143
-------------------------------------------------------------------------------

PERU -- 0.5%
-------------------------------------------------------------------------------
         46,979   Compania de Minas
                  Buenaventura SAu ADR                                   1,104
-------------------------------------------------------------------------------

PHILIPPINES -- 0.8%
-------------------------------------------------------------------------------
         77,860   Philippine Long Distance
                  Telephone(2)                                           1,892
-------------------------------------------------------------------------------

POLAND -- 3.9%
-------------------------------------------------------------------------------
        102,447   Agora SA(2)                                            1,684
-------------------------------------------------------------------------------
        791,444   Elektrim SA(2)                                         1,381
-------------------------------------------------------------------------------
        436,994   KGHM Polska Miedz SA(2)                                4,437
-------------------------------------------------------------------------------
        175,254   Powszechna Kasa Oszczednosci
                  Bank Polski SA(2)                                      1,390
-------------------------------------------------------------------------------
                                                                         8,892
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
12

Emerging Markets - Schedule of Investments

NOVEMBER 30, 2004

Shares                        ($ IN THOUSANDS)                          Value
-------------------------------------------------------------------------------

RUSSIAN FEDERATION -- 4.6%
-------------------------------------------------------------------------------
        185,454   LUKOIL                                              $  5,787
-------------------------------------------------------------------------------
         13,237   Mobile Telesystems ADR                                 1,836
-------------------------------------------------------------------------------
        961,009   VolgaTelecom                                           2,941
-------------------------------------------------------------------------------
                                                                        10,564
-------------------------------------------------------------------------------

SINGAPORE -- 0.3%
-------------------------------------------------------------------------------
      1,358,000   Petra Foods Ltd.(2)                                      663
--------------------------------------------------------------------------------

SOUTH AFRICA -- 8.0%
-------------------------------------------------------------------------------
        842,627   African Bank Investments Ltd.                          2,492
-------------------------------------------------------------------------------
        168,627   Anglo American plc                                     4,015
-------------------------------------------------------------------------------
        192,408   Gold Fields Limited                                    2,719
-------------------------------------------------------------------------------
         34,302   Impala Platinum Holdings Limited                       2,925
-------------------------------------------------------------------------------
        177,179   Ispat Iscor Limited                                    1,986
-------------------------------------------------------------------------------
        252,033   SABMiller plc                                          4,160
-------------------------------------------------------------------------------
                                                                        18,297
-------------------------------------------------------------------------------

SOUTH KOREA -- 14.5%
-------------------------------------------------------------------------------
        266,690   Daewoo Heavy Industries &
                  Machinery Ltd.(2)                                      2,278
-------------------------------------------------------------------------------
         80,200   Dongkuk Steel Mill Co., Ltd.                           1,476
-------------------------------------------------------------------------------
        187,820   Hana Bank                                              4,995
-------------------------------------------------------------------------------
         79,430   Hanmi Pharm Co. Ltd.                                   4,202
-------------------------------------------------------------------------------
         51,100   Honam Petrochemical Corporation                        2,454
-------------------------------------------------------------------------------
        333,210   Hynix Semiconductor Inc.(2)                            3,288
-------------------------------------------------------------------------------
        223,300   Hyundai Engineering &
                  Construction Co., Ltd.(2)                              2,980
-------------------------------------------------------------------------------
        255,340   Hyundai Merchant Marine(2)                             3,919
-------------------------------------------------------------------------------
         27,616   Phoenix PDE Co. Ltd.(2)                                1,098
-------------------------------------------------------------------------------
         13,060   POSCO                                                  2,434
-------------------------------------------------------------------------------
          7,980   Samsung Electronics                                    3,305
-------------------------------------------------------------------------------
         55,820   Shinhan Financial Group Co., Ltd.                      1,168
-------------------------------------------------------------------------------
                                                                        33,597
-------------------------------------------------------------------------------

TAIWAN (REPUBLIC OF CHINA) -- 7.6%
-------------------------------------------------------------------------------
        216,000   Asia Optical Co. Inc.                                  1,120
-------------------------------------------------------------------------------
         62,125   China Steel Corp. GDR                                  1,360
-------------------------------------------------------------------------------
        619,000   Formosa Petrochemical Corp.                            1,105
-------------------------------------------------------------------------------
      2,265,990   Gemtek Technology Corp.                                5,206
-------------------------------------------------------------------------------
        505,000   High Tech Computer Corp.                               2,038
-------------------------------------------------------------------------------
        388,000   Lian Hwa Food Corp.                                      108
-------------------------------------------------------------------------------
        256,000   Novatek Microelectronics Corp., Ltd.                     755
-------------------------------------------------------------------------------
        257,150   O-TA Precision Industry Co Ltd.                          515
-------------------------------------------------------------------------------
        812,130   Powertech Technology Inc.                              1,639
-------------------------------------------------------------------------------
      3,014,550   Wan Hai Lines Limited                                  2,995
-------------------------------------------------------------------------------
        678,000   Yung Shin Pharmaceutical
                  Industries Co., Ltd.                                     575
-------------------------------------------------------------------------------
                                                                        17,416
-------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
-------------------------------------------------------------------------------

THAILAND -- 1.3%
-------------------------------------------------------------------------------
        701,600   Banpu Public Company Limited                        $  2,759
-------------------------------------------------------------------------------
        212,800   Thai Oil plc(2)                                          238
-------------------------------------------------------------------------------
                                                                         2,997
-------------------------------------------------------------------------------

TURKEY -- 1.5%
-------------------------------------------------------------------------------
    842,814,771   Denizbank AS(2)                                        1,601
-------------------------------------------------------------------------------
    637,680,088   Dogan Sirketler Grubu Holdings(2)                      1,105
-------------------------------------------------------------------------------
    202,541,780   Otokar Otobus Karoseri Sanayi AS(2)                      799
-------------------------------------------------------------------------------
                                                                         3,505
-------------------------------------------------------------------------------

UNITED KINGDOM -- 1.9%
-------------------------------------------------------------------------------
        194,993   Antofagasta plc                                        4,267
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $174,412)                                                        216,199
-------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.9%

BRAZIL -- 0.9%
-------------------------------------------------------------------------------
        100,100   Usinas Siderurgicas
                  de Minas Gerais SA Cl A
(Cost $1,099)                                                            2,021
-------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 4.2%

Repurchase Agreement, Merrill Lynch  & Co, Inc.,
(collateralized by various  U.S. Treasury obligations,
6.125% - 8.750%,  11/15/16 - 11/15/27, valued at $9,918),
in a joint trading account at 1.94%, dated 11/30/04,
due 12/1/04 (Delivery value $9,701)
(Cost $9,700)                                                            9,700
--------------------------------------------------------------------------------

COLLATERAL RECEIVED FOR
SECURITIES LENDING -- 4.3%(4)

Repurchase Agreement, Barclays Bank plc,
(collateralized by U.S. Government Agency obligations),
2.08%, dated 11/30/04, due 12/1/04
(Delivery value $9,891)
(Cost $9,890)                                                            9,890
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 103.5%
(Cost $195,101)                                                        237,810
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (3.5)%                                               (8,082)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $229,728
================================================================================

See Notes to Financial Statements.                                  (continued)

------
13

Emerging Markets - Schedule of Investments

NOVEMBER 30, 2004

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

Materials                                                                18.8%
--------------------------------------------------------------------------------
Financials                                                               13.0%
--------------------------------------------------------------------------------
Consumer Staples                                                         11.7%
--------------------------------------------------------------------------------
Industrials                                                              10.4%
--------------------------------------------------------------------------------
Information Technology                                                    9.6%
--------------------------------------------------------------------------------
Telecommunication Services                                                8.6%
--------------------------------------------------------------------------------
Energy                                                                    7.8%
--------------------------------------------------------------------------------
Health Care                                                               6.1%
--------------------------------------------------------------------------------
Consumer Discretionary                                                    5.6%
--------------------------------------------------------------------------------
Utilities                                                                 3.4%
--------------------------------------------------------------------------------
Cash and Equivalents*                                                     5.0%
--------------------------------------------------------------------------------

* Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

(1)  Security, or a portion thereof, was on loan as of November 30, 2004.

(2)  Non-income producing.

(3)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at November 30, 2004, was
     $2,826, which represented 1.2% of net assets.

(4)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
     Notes to Financial Statements.)

See Notes to Financial Statements.

------
14

Global Growth - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2004
                                     ------------------------
                                      AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                     SINCE          INCEPTION
                         1 YEAR       5 YEARS      INCEPTION          DATE
--------------------------------------------------------------------------------
INVESTOR CLASS           15.59%        0.15%         9.02%          12/1/98
--------------------------------------------------------------------------------
MSCI WORLD FREE INDEX    17.43%       -1.66%         1.81%(1)         --
--------------------------------------------------------------------------------
Institutional Class      15.80%         --          -4.00%           8/1/00
--------------------------------------------------------------------------------
Advisor Class            15.24%       -0.10%         6.99%           2/5/99
--------------------------------------------------------------------------------
C Class                  14.44%         --           6.44%           3/1/02
--------------------------------------------------------------------------------

(1)  Since 11/30/98, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
15

Global Growth - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made December 1, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended November 30
--------------------------------------------------------------------------------
                           1999*    2000      2001     2002      2003     2004
--------------------------------------------------------------------------------
Investor Class            66.60%    8.81%   -23.62%   -12.78%   20.22%   15.59%
--------------------------------------------------------------------------------
MSCI World Free Index     21.11%   -7.64%   -16.01%   -15.27%   19.17%   17.43%
--------------------------------------------------------------------------------

* From 12/1/98, the Investor Class's inception date. Index data from 11/30/98, the date nearest the Investor Class's inception for which data are available.
  Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political  instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
16

Global Growth - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE GLOBAL GROWTH INVESTMENT TEAM: MATT HUDSON,
TREVOR GURWICH AND HENRIK STRABO.

Global Growth gained 15.59%* during the 12 months ended November 30, 2004, while its benchmark, the Morgan Stanley Capital International World Free Index,
returned 17.43%.

Many of the world's equity markets advanced during the period as the global economy demonstrated its strength and resiliency, especially in the first quarter of 2004. Returns moderated during a subsequent "soft patch" as record-high oil prices and rising interest rates sparked concern about corporate earnings and global economic growth. The violence in Iraq, uncertainty over the
U.S. presidential election and the threat of terrorism also affected markets, but the World Free Index turned up later in the period and continued to rise as the price of oil declined, and the U.S. election ended without the confusion that followed the 2000 vote.

Against that backdrop, all but one sector in which we were invested advanced, and each of the portfolio's top-10 holdings contributed to Global Growth's return. Our complement of financial holdings, the portfolio's largest stake, posted the greatest contribution to absolute return and outperformed the index.
The movement of the dollar versus other currencies positively impacted the fund's performance.

The financials sector advanced mostly due to a strong collection of commercial banks, which on average represented the portfolio's heaviest industry weighting.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/04               5/31/04
--------------------------------------------------------------------------------
U.S. Common Stocks                          40.7%                 44.0%
--------------------------------------------------------------------------------
Foreign Common Stocks                       47.9%                 52.1%
--------------------------------------------------------------------------------
Preferred Stocks                             --                    0.5%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                       88.6%                 96.6%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  1.8%                  1.1%
--------------------------------------------------------------------------------
Collateral Received for
Securities Lending                           9.6%                  2.3%
--------------------------------------------------------------------------------

INVESTMENTS BY COUNTRY
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/04               5/31/04
--------------------------------------------------------------------------------
United States                               40.7%                 44.0%
--------------------------------------------------------------------------------
Japan                                        7.4%                 10.5%
--------------------------------------------------------------------------------
Switzerland                                  5.4%                  6.2%
--------------------------------------------------------------------------------
France                                       5.0%                  3.5%
--------------------------------------------------------------------------------
Netherlands                                  3.5%                  1.7%
--------------------------------------------------------------------------------
United Kingdom                               3.4%                  5.8%
--------------------------------------------------------------------------------
Germany                                      3.0%                  3.6%
--------------------------------------------------------------------------------
Bermuda                                      2.4%                  2.9%
--------------------------------------------------------------------------------
Greece                                       2.1%                  1.4%
--------------------------------------------------------------------------------
Other Countries                             15.7%                 17.0%
--------------------------------------------------------------------------------
Cash and Equivalents(+)                     11.4%                  3.4%
--------------------------------------------------------------------------------

(+) Includes temporary cash investments and collateral received for securities lending

* All fund returns referenced in this commentary are
  for Investor Class shares.                                       (continued)

------
17

Global Growth - Portfolio Commentary

Estonia's Hansabank, one of the biggest lenders in the Baltic region, topped the list of banks contributing to Global Growth. The company reported record income of $62 million during the third quarter of 2004 on the strength of lending, interest income and card fees throughout the region. Commercial banks weren't alone in lifting the financials sector. The consumer finance industry also contributed to Global Growth, led by our stake in Japan's ORIX Corp., a global financial services company.

Energy holdings also contributed to the portfolio's absolute performance, led by
XTO Energy Inc., a U.S. natural gas and oil producer and a top-10 position in the portfolio. The company said third-quarter profit jumped 37% to $140.8 million as it benefited from high oil prices and increased oil and gas production. Several other securities in the sector contributed to the portfolio, including Global Growth's largest holding, Exxon Mobil Corp., and EnCana Corp., a Canadian oil and gas company and a top-10 position.

Another of our heaviest holdings, American Tower Corp., made the largest contribution to Global Growth's return during the period. American Tower, which owns and operates communications towers, reported that revenue from tower rentals and management increased 11% to $174.9 million during the third quarter of 2004.

Although many sectors made positive contributions, several slowed our performance against the World Free Index, including materials and utilities.
Global Growth's materials sector delivered the worst performance against the benchmark. The retreat was most notable in the chemicals industry, where we had an overweight stake in Japan's JSR Corp. Our stake in the utilities sector also lagged the index due largely to our lack of exposure to electric utilities that advanced.

OUR COMMITMENT

We remain committed to looking for stocks of growing companies in the U.S. and abroad. The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than average chance to increase in value.

TOP TEN HOLDINGS
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          11/30/04               5/31/04
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           2.0%                  1.7%
--------------------------------------------------------------------------------
General Electric Co.                        2.0%                  1.6%
--------------------------------------------------------------------------------
BHP Billiton Limited                        1.8%                  1.2%
--------------------------------------------------------------------------------
EnCana Corp.                                1.8%                  1.2%
--------------------------------------------------------------------------------
XTO Energy Inc.                             1.8%                  1.2%
--------------------------------------------------------------------------------
American Tower
Corp. Cl A                                  1.6%                  1.2%
--------------------------------------------------------------------------------
Tyco International Ltd.                     1.5%                  1.3%
--------------------------------------------------------------------------------
Danaher Corp.                               1.5%                  1.0%
--------------------------------------------------------------------------------
Total SA Cl B                               1.5%                   --
--------------------------------------------------------------------------------
Tesco plc                                   1.4%                  0.8%
--------------------------------------------------------------------------------

------
18

Global Growth - Schedule of Investments

NOVEMBER 30, 2004

Shares                        ($ IN THOUSANDS)                          Value
-------------------------------------------------------------------------------

COMMON STOCKS -- 97.4%

AUSTRALIA -- 1.8%
-------------------------------------------------------------------------------
        471,185   BHP Billiton Limited                                $  5,623
-------------------------------------------------------------------------------

AUSTRIA -- 1.1%
-------------------------------------------------------------------------------
         65,000   Erste Bank der Oesterreichischen
                  Sparkassen AG                                          3,308
-------------------------------------------------------------------------------

BELGIUM -- 0.7%
-------------------------------------------------------------------------------
         27,000   Mobistar SA(1)                                         2,261
-------------------------------------------------------------------------------

BERMUDA -- 2.6%
-------------------------------------------------------------------------------
         63,700   Nabors Industries Ltd.(1)(2)                           3,312
-------------------------------------------------------------------------------
        140,500   Tyco International Ltd.                                4,773
-------------------------------------------------------------------------------
                                                                         8,085
-------------------------------------------------------------------------------

CANADA -- 1.8%
-------------------------------------------------------------------------------
         95,100   EnCana Corp.                                           5,435
-------------------------------------------------------------------------------

CHANNEL ISLANDS -- 0.7%
-------------------------------------------------------------------------------
         86,710   Amdocs Ltd.(1)                                         2,241
-------------------------------------------------------------------------------

CZECH REPUBLIC -- 0.7%
-------------------------------------------------------------------------------
         75,044   Zentiva N.V.(1)                                        2,182
-------------------------------------------------------------------------------

DENMARK -- 0.7%
-------------------------------------------------------------------------------
         50,494   William Demant Holding(1)                              2,240
-------------------------------------------------------------------------------

ESTONIA -- 0.9%
-------------------------------------------------------------------------------
        233,200   Hansabank Ltd.                                         2,743
-------------------------------------------------------------------------------

FRANCE -- 5.5%
-------------------------------------------------------------------------------
        107,171   Axa                                                    2,509
-------------------------------------------------------------------------------
         99,500   JC Decaux SA(1)                                        2,642
-------------------------------------------------------------------------------
         35,630   Schneider SA(2)                                        2,475
-------------------------------------------------------------------------------
         25,400   Societe Generale Cl A(2)                               2,453
-------------------------------------------------------------------------------
         20,800   Total SA Cl B(2)                                       4,553
-------------------------------------------------------------------------------
         19,000   Vinci SA(2)                                            2,352
-------------------------------------------------------------------------------
                                                                        16,984
-------------------------------------------------------------------------------

GERMANY -- 3.3%
-------------------------------------------------------------------------------
         47,290   Continental AG                                         2,882
-------------------------------------------------------------------------------
         11,190   Puma AG Rudolf Dassler Sport                           3,084
-------------------------------------------------------------------------------
         14,300   SAP AG                                                 2,555
-------------------------------------------------------------------------------
         59,000   Stada Arzneimittel AG                                  1,552
-------------------------------------------------------------------------------
                                                                        10,073
-------------------------------------------------------------------------------

GREECE -- 2.3%
-------------------------------------------------------------------------------
        141,080   EFG Eurobank Ergasias SA                               4,110
-------------------------------------------------------------------------------
        119,000   Greek Organization of Football
                  Prognostics SA                                         3,100
-------------------------------------------------------------------------------
                                                                         7,210
-------------------------------------------------------------------------------

INDIA -- 1.0%
-------------------------------------------------------------------------------
        112,361   Tata Consultancy Services Ltd.                         3,219
-------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
-------------------------------------------------------------------------------

ISRAEL -- 0.5%
-------------------------------------------------------------------------------
         61,216   Teva Pharmaceutical
                  Industries Ltd. ADR                                 $  1,670
-------------------------------------------------------------------------------

ITALY -- 1.3%
-------------------------------------------------------------------------------
        782,670   RCS MediaGroup SpA(2)                                  4,109
-------------------------------------------------------------------------------

JAPAN -- 8.2%
-------------------------------------------------------------------------------
         31,000   Canon, Inc.                                            1,554
-------------------------------------------------------------------------------
        140,500   Chugai Pharmaceutical Co. Ltd.                         2,204
-------------------------------------------------------------------------------
         30,300   Fast Retailing Company Limited                         2,281
-------------------------------------------------------------------------------
         22,100   Hoya Corp.                                             2,301
-------------------------------------------------------------------------------
        127,000   JSR Corp.(2)                                           2,633
-------------------------------------------------------------------------------
            630   NET One Systems Co. Ltd.                               2,576
-------------------------------------------------------------------------------
         33,600   ORIX Corporation                                       4,275
-------------------------------------------------------------------------------
        164,000   Sharp Corp.                                            2,632
-------------------------------------------------------------------------------
        333,000   Shinsei Bank Ltd.(2)                                   2,225
-------------------------------------------------------------------------------
            375   Sumitomo Mitsui Financial
                  Group Inc.(2)                                          2,604
-------------------------------------------------------------------------------
                                                                        25,285
-------------------------------------------------------------------------------

MEXICO -- 0.6%
-------------------------------------------------------------------------------
         42,500   America Movil SA
                  de CV Series L ADR                                     1,985
-------------------------------------------------------------------------------

NETHERLANDS -- 3.9%
-------------------------------------------------------------------------------
         53,271   Efes Breweries International N.V.
                  GDR (Acquired 10/15/04 - 11/9/04,
                  Cost $1,341)(1)(3)                                     1,606
-------------------------------------------------------------------------------
        141,924   ING Groep N.V.                                         3,905
-------------------------------------------------------------------------------
         95,600   Randstad Holdings N.V.                                 3,672
-------------------------------------------------------------------------------
         43,500   Schlumberger Ltd.                                      2,855
-------------------------------------------------------------------------------
                                                                        12,038
-------------------------------------------------------------------------------

POLAND -- 0.5%
-------------------------------------------------------------------------------
        202,270   Powszechna Kasa Oszczednosci
                  Bank Polski SA(1)                                      1,605
-------------------------------------------------------------------------------

RUSSIAN FEDERATION -- 0.6%
-------------------------------------------------------------------------------
         12,140   Mobile Telesystems ADR                                 1,684
-------------------------------------------------------------------------------

SOUTH AFRICA -- 0.9%
-------------------------------------------------------------------------------
        229,560   Naspers Ltd.                                           2,640
-------------------------------------------------------------------------------

SOUTH KOREA -- 1.2%
-------------------------------------------------------------------------------
         43,250   Hyundai Motor Co. Ltd.                                 2,127
-------------------------------------------------------------------------------
          3,960   Samsung Electronics                                    1,640
-------------------------------------------------------------------------------
                                                                         3,767
-------------------------------------------------------------------------------

SPAIN -- 0.7%
-------------------------------------------------------------------------------
         97,000   Banco Sabadell SA(2)                                   2,176
-------------------------------------------------------------------------------

SWEDEN -- 1.5%
-------------------------------------------------------------------------------
        821,270   Telefonaktiebolaget LM
                  Ericsson B Shares(1)                                   2,738
-------------------------------------------------------------------------------
         43,600   Volvo AB Cl B                                          1,782
-------------------------------------------------------------------------------
                                                                         4,520
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
19

Global Growth - Schedule of Investments

NOVEMBER 30, 2004

Shares                        ($ IN THOUSANDS)                          Value
-------------------------------------------------------------------------------

SWITZERLAND -- 5.9%
-------------------------------------------------------------------------------
         75,620   Compagnie Financiere Richemont
                  AG A Shares                                         $  2,299
-------------------------------------------------------------------------------
         19,150   Nobel Biocare Holding AG                               3,443
-------------------------------------------------------------------------------
         73,500   Novartis AG                                            3,523
-------------------------------------------------------------------------------
         28,500   Roche Holding AG                                       3,001
-------------------------------------------------------------------------------
         20,930   Swatch Group AG                                        2,886
-------------------------------------------------------------------------------
         39,422   UBS AG                                                 3,186
-------------------------------------------------------------------------------
                                                                        18,338
-------------------------------------------------------------------------------

UNITED KINGDOM -- 3.7%
-------------------------------------------------------------------------------
        116,568   Man Group plc                                          3,319
-------------------------------------------------------------------------------
        133,765   Reckitt Benckiser plc                                  3,944
-------------------------------------------------------------------------------
        743,000   Tesco plc                                              4,282
-------------------------------------------------------------------------------
                                                                        11,545
-------------------------------------------------------------------------------

UNITED STATES -- 44.8%
-------------------------------------------------------------------------------
         31,000   Aetna Inc.                                             3,674
-------------------------------------------------------------------------------
         70,200   American Express Co.                                   3,912
-------------------------------------------------------------------------------
         26,400   American International Group, Inc.                     1,672
-------------------------------------------------------------------------------
        273,000   American Tower Corp. Cl A(1)(2)                        4,949
-------------------------------------------------------------------------------
         64,150   Citigroup Inc.                                         2,871
-------------------------------------------------------------------------------
         39,000   Clorox Company                                         2,150
-------------------------------------------------------------------------------
         86,000   Comcast Corporation(1)                                 2,583
-------------------------------------------------------------------------------
        266,000   Corning Inc.(1)                                        3,346
-------------------------------------------------------------------------------
         36,000   Corporate Executive
                  Board Co. (The)(2)                                     2,415
-------------------------------------------------------------------------------
         80,200   Danaher Corp.                                          4,562
-------------------------------------------------------------------------------
         79,610   Digital River Inc.(1)                                  3,337
-------------------------------------------------------------------------------
         28,140   eBay Inc.(1)                                           3,164
-------------------------------------------------------------------------------
        119,400   EMC Corp.(1)                                           1,602
-------------------------------------------------------------------------------
        120,500   Exxon Mobil Corp.                                      6,175
-------------------------------------------------------------------------------
         81,610   Genentech, Inc.(1)                                     3,937
-------------------------------------------------------------------------------
        171,800   General Electric Co.                                   6,075
-------------------------------------------------------------------------------
         87,000   Gilead Sciences, Inc.(1)                               2,998
-------------------------------------------------------------------------------
         80,500   Gillette Company                                       3,500
-------------------------------------------------------------------------------
         14,620   Goldman Sachs Group, Inc. (The)                        1,532
-------------------------------------------------------------------------------
         45,200   Harrah's Entertainment, Inc.                           2,775
-------------------------------------------------------------------------------
         79,000   Honeywell International Inc.                           2,791
-------------------------------------------------------------------------------
         61,000   Kohl's Corp.(1)                                        2,817
-------------------------------------------------------------------------------
        139,000   McAfee Inc.(1)(2)                                      4,018
-------------------------------------------------------------------------------
         37,750   Medicis Pharmaceutical Corp. Cl A                      1,389
-------------------------------------------------------------------------------
         84,510   Medtronic, Inc.                                        4,060
-------------------------------------------------------------------------------
         34,000   Monsanto Co.                                           1,565
-------------------------------------------------------------------------------
        128,786   Monster Worldwide Inc.(1)                              3,630
-------------------------------------------------------------------------------
        172,110   Motorola, Inc.                                         3,315
-------------------------------------------------------------------------------
         59,361   National Financial Partners Corp.                      2,062
-------------------------------------------------------------------------------
        144,470   Nextel Communications, Inc.(1)                         4,112
-------------------------------------------------------------------------------
         72,500   Noble Corp.(1)                                         3,513
-------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
-------------------------------------------------------------------------------

         42,700   Procter & Gamble Co. (The)                          $  2,284
-------------------------------------------------------------------------------
         64,156   Prudential Financial Inc.                              3,140
-------------------------------------------------------------------------------
         42,300   ResMed Inc.(1)(2)                                      2,118
-------------------------------------------------------------------------------
         52,500   SLM Corporation                                        2,686
-------------------------------------------------------------------------------
         45,250   Textron Inc.                                           3,286
-------------------------------------------------------------------------------
         37,830   United Parcel Service, Inc. Cl B                       3,183
-------------------------------------------------------------------------------
         37,500   UnitedHealth Group Incorporated                        3,107
-------------------------------------------------------------------------------
         75,630   Verizon Communications                                 3,118
-------------------------------------------------------------------------------
         63,000   Wachovia Corp.                                         3,261
-------------------------------------------------------------------------------
        148,875   XTO Energy Inc.                                        5,412
-------------------------------------------------------------------------------
         75,800   Yahoo! Inc.(1)                                         2,852
-------------------------------------------------------------------------------
         41,700   Zimmer Holdings Inc.(1)                                3,403
-------------------------------------------------------------------------------
                                                                       138,351
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $229,106)                                                        301,317
-------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 2.0%

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various  U.S. Treasury obligations,
3%, 7/15/12, valued at $6,223),
in a joint trading account at 1.92%,
dated 11/30/04, due 12/1/04 (Delivery value $6,100)
(Cost $6,100)                                                            6,100
-------------------------------------------------------------------------------

COLLATERAL RECEIVED FOR
SECURITIES LENDING -- 10.5%(4)

Repurchase Agreement, Barclays Bank plc,
(collateralized by U.S. Agency obligations),
2.08%, dated 11/30/04, due 12/1/04
(Delivery value $27,579)                                                27,577
-------------------------------------------------------------------------------

Repurchase Agreement, UBS AG,
(collateralized by various
U.S. Government Agency obligations),
2.063%, dated 11/30/04, due 12/1/04
(Delivery value $5,000)                                                  5,000
-------------------------------------------------------------------------------

TOTAL COLLATERAL RECEIVED  FOR SECURITIES LENDING
(Cost $32,577)                                                          32,577
-------------------------------------------------------------------------------

TOTAL INVESTMENT  SECURITIES -- 109.9%
(Cost $267,783)                                                        339,994
-------------------------------------------------------------------------------

OTHER ASSETS AND
LIABILITIES -- (9.9)%                                                  (30,754)
-------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $309,240
===============================================================================

See Notes to Financial Statements.                                  (continued)

------
20

Global Growth - Schedule of Investments

NOVEMBER 30, 2004

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

Financials                                                               21.1%
--------------------------------------------------------------------------------
Health Care                                                              14.4%
--------------------------------------------------------------------------------
Industrials                                                              14.3%
--------------------------------------------------------------------------------
Consumer Discretionary                                                   12.6%
--------------------------------------------------------------------------------
Information Technology                                                   10.2%
--------------------------------------------------------------------------------
Energy                                                                   10.1%
--------------------------------------------------------------------------------
Telecommunication Services                                                5.8%
--------------------------------------------------------------------------------
Consumer Staples                                                          5.7%
--------------------------------------------------------------------------------
Materials                                                                 3.2%
--------------------------------------------------------------------------------
Cash and Equivalents*                                                     2.6%
--------------------------------------------------------------------------------

* Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

(1)  Non-income producing.

(2)  Security, or a portion thereof, was on loan as of November 30, 2004.

(3)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at November 30, 2004, was
     $1,606, which represented 0.5% of net assets.

(4)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
     Notes to Financial Statements.)

See Notes to Financial Statements.

------
21

International Opportunities - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2004
                                                   --------------
                                                   AVERAGE ANNUAL
                                                      RETURNS
------------------------------------------------------------------------------
                                                       SINCE        INCEPTION
                                       1 YEAR        INCEPTION        DATE
------------------------------------------------------------------------------
INVESTOR CLASS                         27.14%         20.91%         6/1/01
------------------------------------------------------------------------------
S&P/CITIGROUP EMI GROWTH
WORLD EX-US(1)                         27.58%         8.91%(2)         --
------------------------------------------------------------------------------
Institutional Class                    27.50%        45.31%          1/9/03
------------------------------------------------------------------------------

(1)  Formerly Salomon Smith Barney Extended Market Index Growth World ex-US.
     Formerly Citigroup EMI Growth World ex-US.

(2)  Since 5/31/01, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 LIFE OF CLASS

$10,000 investment made June 1, 2001

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended November 30
--------------------------------------------------------------------------------
                                         2001*      2002       2003       2004
--------------------------------------------------------------------------------
Investor Class                          -2.60%     -2.87%     61.54%     27.14%
--------------------------------------------------------------------------------
S&P/Citigroup EMI Growth World ex-US   -14.51%    -10.96%     38.79%     27.58%
--------------------------------------------------------------------------------

* From 6/1/01, the Investor Class's inception date. Index data from 5/31/01, the date nearest the Investor Class's inception for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
22

International Opportunities - Portfolio Commentary

[photo of investment team]

THE INTERNATIONAL OPPORTUNITIES INVESTMENT TEAM: INVESTMENT ANALYST BRIAN BRADY,
PORTFOLIO MANAGERS LYNETTE SCHROEDER AND FEDERICO LAFFAN, AND INVESTMENT ANALYST
DAVID FUJISAKI.

International Opportunities climbed 27.14%* during the 12 months ended November
30, 2004, underperforming its benchmark, the S&P/Citigroup EMI (Extended Market
Index) Growth World ex-US, which rose 27.58%. The portfolio's performance compares favorably to that of its peers: The 75 international small/mid growth funds tracked by Lipper Inc. rose an average of 26.28%.

WORLD MARKETS DEMONSTRATE STRENGTH

Many of the world's equity markets advanced during the period as the global economy demonstrated its strength and resiliency, especially in the first quarter of 2004. Returns moderated during a subsequent "soft patch" as record-high oil prices and rising interest rates sparked concern about corporate earnings and global economic growth. The violence in Iraq, uncertainty over the
U.S. presidential election and the threat of terrorism also affected markets, but the S&P/Citigroup EMI World Growth ex-US and other international equity benchmarks turned up later in the period and continued to rise as the price of oil declined, and the U.S. election ended without the confusion that followed the 2000 vote. Against that backdrop, International Opportunities received positive absolute contributions from each of the

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/04               5/31/04
--------------------------------------------------------------------------------
Common Stocks                               88.8%                 98.3%
--------------------------------------------------------------------------------
Preferred Stocks                             0.6%                  --
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                       89.4%                 98.3%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  2.3%                  1.7%
--------------------------------------------------------------------------------
Collateral Received for
Securities Lending                           8.3%                  --
--------------------------------------------------------------------------------

INVESTMENTS BY COUNTRY
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          11/30/04               5/31/04
--------------------------------------------------------------------------------
Japan                                       20.0%                 28.8%
--------------------------------------------------------------------------------
Germany                                      6.5%                  7.1%
--------------------------------------------------------------------------------
Canada                                       6.2%                  6.8%
--------------------------------------------------------------------------------
Norway                                       5.5%                  3.7%
--------------------------------------------------------------------------------
United Kingdom                               5.3%                  8.5%
--------------------------------------------------------------------------------
Singapore                                    4.5%                  4.0%
--------------------------------------------------------------------------------
Australia                                    4.3%                   --
-------------------------------------------------------------------------------
France                                       4.1%                  2.0%
--------------------------------------------------------------------------------
Denmark                                      3.5%                  1.5%
--------------------------------------------------------------------------------
South Africa                                 2.5%                   --
--------------------------------------------------------------------------------
Sweden                                       2.3%                  2.6%
--------------------------------------------------------------------------------
Finland                                      2.2%                  2.0%
--------------------------------------------------------------------------------
Turkey                                       2.2%                  1.2%
--------------------------------------------------------------------------------
Other Countries                             20.3%                 30.1%
--------------------------------------------------------------------------------
Cash and Equivalents(+)                     10.6%                  1.7%
--------------------------------------------------------------------------------

(+) Includes temporary cash investments and collateral received for securities lending

* All fund returns referenced in this commentary
  are for Investor Class shares.                                    (continued)

------
23

International Opportunities - Portfolio Commentary

sectors in which it was invested. The movement of the dollar versus other currencies also positively impacted the fund's performance.

SOURCES OF STRENGTH: CONSUMER STOCKS

Investments in the consumer discretionary sector, on average our largest single stake, delivered the best contribution to performance and represented the greatest source of strength versus our benchmark. Media firms delivered the best finish, led by Japan's Cyber Agent, an Internet advertising agency.

Portugal's Impresa, which operates the country's leading television stations, was another standout performer. Increased advertising growth amid Portugal's recovery from a 2003 recession contributed to Impresa's improved 2004 earnings.

Elsewhere in the sector, Corporacion Geo SA, a leading Mexican homebuilder, advanced against the backdrop of falling mortgage interest rates and increased lending from mortgage companies and government agencies.

INDUSTRIALS: ANOTHER BRIGHT SPOT

Our position in the industrials sector advanced and outperformed the benchmark.
Japan's Take and Give Needs, a wedding planner, was among the best performers, as was Cosco Investment Singapore Limited, a bulk carrier unit of China's largest shipping company, which benefited from higher charter rates driven by
China's growing economy and increased demand for commodities.

POCKETS OF WEAKNESS

Despite overall positive contributions from each of our sector positions, we still encountered some challenges. The information technology sector, the greatest source of weakness versus our benchmark, produced the top-detracting stock. Late in the period, the United Kingdom's Wolfson Microelectronics, which makes chips for consumer electronics, fell to a record low after reducing its sales forecast, citing slack demand. South Korea's Kumho Electric, from the electrical equipment industry, also slowed performance.

OUR COMMITMENT

We remain committed to looking for stocks of growing foreign companies. The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

TOP TEN HOLDINGS
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                          11/30/04               5/31/04
--------------------------------------------------------------------------------
Cosco Investment
Singapore Limited                           2.0%                  1.5%
--------------------------------------------------------------------------------
Corporacion GEO, SA
de CV, Series B                             1.7%                  0.4%
--------------------------------------------------------------------------------
Sinopec Beijing Yanhua
Petrochemical Co., Ltd.                     1.7%                  0.9%
--------------------------------------------------------------------------------
Tandberg Television ASA                     1.7%                  2.3%
--------------------------------------------------------------------------------
MPC Muenchmeyer
Petersen Capital AG                         1.6%                  1.2%
--------------------------------------------------------------------------------
Ashtead Group plc                           1.6%                  1.0%
--------------------------------------------------------------------------------
Transat AT Inc.                             1.5%                   --
--------------------------------------------------------------------------------
Foschini Limited                            1.5%                   --
--------------------------------------------------------------------------------
Sysmex Corp.                                1.5%                  1.6%
--------------------------------------------------------------------------------
Stolt Offshore SA                           1.4%                   --
--------------------------------------------------------------------------------

------
24

International Opportunities - Schedule of Investments

NOVEMBER 30, 2004

Shares                        ($ IN THOUSANDS)                          Value
-------------------------------------------------------------------------------

COMMON STOCKS -- 97.1%

AUSTRALIA -- 4.7%
-------------------------------------------------------------------------------
        356,614   Bradken Ltd.(1)                                     $    873
-------------------------------------------------------------------------------
        440,121   Excel Coal Ltd.(1)                                     1,798
-------------------------------------------------------------------------------
        920,855   Just Group Ltd.                                        2,148
-------------------------------------------------------------------------------
        315,337   MacArthur Coal Ltd.(1)                                 1,035
-------------------------------------------------------------------------------
        437,726   Portman Limited                                        1,021
-------------------------------------------------------------------------------
        304,034   West Australian Newspapers
                  Holdings Ltd.                                          1,998
-------------------------------------------------------------------------------
                                                                         8,873
-------------------------------------------------------------------------------

AUSTRIA -- 0.9%
-------------------------------------------------------------------------------
         23,539   Andritz AG                                             1,651
-------------------------------------------------------------------------------

BAHAMAS -- 0.9%
-------------------------------------------------------------------------------
         60,629   Steiner Leisure Ltd.(1)                                1,632
-------------------------------------------------------------------------------

BELGIUM -- 0.9%
-------------------------------------------------------------------------------
          4,343   EVS Broadcast Equipment SA(1)                            458
-------------------------------------------------------------------------------
         35,976   Option International(1)                                1,250
-------------------------------------------------------------------------------
                                                                         1,708
-------------------------------------------------------------------------------

CANADA -- 6.7%
-------------------------------------------------------------------------------
        105,123   Algoma Steel Inc.(1)                                   2,632
-------------------------------------------------------------------------------
         41,113   CHC Helicopter Corp.                                   1,708
-------------------------------------------------------------------------------
        128,444   Extendicare Inc.(1)                                    1,732
-------------------------------------------------------------------------------
         47,264   Home Capital Group Inc.                                1,178
-------------------------------------------------------------------------------
         72,376   Peyto Energy Trust                                     2,600
-------------------------------------------------------------------------------
        139,695   Transat AT Inc.(1)                                     2,897
-------------------------------------------------------------------------------
                                                                        12,747
-------------------------------------------------------------------------------

DENMARK -- 3.9%
-------------------------------------------------------------------------------
         29,264   Bang & Olufsen AS                                      1,851
-------------------------------------------------------------------------------
         14,541   Bavarian Nordic A/S(1)(2)                              1,519
-------------------------------------------------------------------------------
          8,933   Kobenhavns Lufthavne                                   1,638
-------------------------------------------------------------------------------
         29,450   Topdanmark A/S(1)                                      2,223
-------------------------------------------------------------------------------
                                                                         7,231
-------------------------------------------------------------------------------

FINLAND -- 2.5%
-------------------------------------------------------------------------------
         17,699   Alma Media Corp.(1)                                      216
-------------------------------------------------------------------------------
         18,683   Nokian Renkaat Oyj                                     2,685
-------------------------------------------------------------------------------
        100,300   Perlos Oyj                                             1,698
-------------------------------------------------------------------------------
                                                                         4,599
-------------------------------------------------------------------------------

FRANCE -- 4.4%
-------------------------------------------------------------------------------
         42,708   Alten(1)(2)                                              965
-------------------------------------------------------------------------------
         26,454   April Group                                              612
-------------------------------------------------------------------------------
        108,217   Axalto Holding N.V.(1)                                 2,616
-------------------------------------------------------------------------------
         69,271   Generale de Sante                                      1,368
-------------------------------------------------------------------------------
          4,053   Spir Communication                                       769
-------------------------------------------------------------------------------
         78,425   SR Teleperformance                                     1,968
-------------------------------------------------------------------------------
                                                                         8,298
-------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
-------------------------------------------------------------------------------

GERMANY -- 6.5%
-------------------------------------------------------------------------------
         47,836   Balda AG                                            $    554
-------------------------------------------------------------------------------
          4,107   Bijou Brigitte AG                                        460
-------------------------------------------------------------------------------
         13,297   DIS Deutscher Industrie
                  Service AG                                               460
-------------------------------------------------------------------------------
         20,523   Funkwerk AG                                              873
-------------------------------------------------------------------------------
         27,724   GfK AG                                                 1,016
-------------------------------------------------------------------------------
         12,383   Grenkeleasing AG                                         534
-------------------------------------------------------------------------------
         10,061   Krones AG                                              1,030
-------------------------------------------------------------------------------
         39,394   MPC Muenchmeyer Petersen
                  Capital AG                                             3,042
-------------------------------------------------------------------------------
         43,992   Norddeutsche Affinerie AG(1)                             719
-------------------------------------------------------------------------------
          2,381   Rational AG                                              219
-------------------------------------------------------------------------------
         47,901   Software AG(1)                                         1,458
-------------------------------------------------------------------------------
         36,033   Techem AG(1)                                           1,212
-------------------------------------------------------------------------------
          6,694   Wincor Nixdorf AG(1)                                     511
-------------------------------------------------------------------------------
                                                                        12,088
-------------------------------------------------------------------------------

GREECE -- 0.2%
-------------------------------------------------------------------------------
         67,548   Fourlis SA(1)                                            427
-------------------------------------------------------------------------------

HONG KONG -- 2.2%
-------------------------------------------------------------------------------
      4,072,000   Pacific Basin Shipping Ltd.(1)                         1,990
-------------------------------------------------------------------------------
      1,036,000   Techtronic Industries
                  Company Limited(2)                                     2,079
-------------------------------------------------------------------------------
                                                                         4,069
-------------------------------------------------------------------------------

HUNGARY -- 0.4%
-------------------------------------------------------------------------------
         75,327   BorsodChem Rt.                                           766
-------------------------------------------------------------------------------

INDIA -- 0.8%
-------------------------------------------------------------------------------
        130,700   Mahindra & Mahindra Ltd.                               1,438
-------------------------------------------------------------------------------

IRELAND -- 1.1%
-------------------------------------------------------------------------------
         69,991   Paddy Power plc                                        1,009
-------------------------------------------------------------------------------
        245,240   United Drug plc                                        1,121
-------------------------------------------------------------------------------
                                                                         2,130
-------------------------------------------------------------------------------

ISRAEL -- 0.4%
-------------------------------------------------------------------------------
         81,202   ECI Telecom Ltd.(1)                                      674
-------------------------------------------------------------------------------

ITALY -- 0.9%
-------------------------------------------------------------------------------
          6,056   Amplifon SpA(2)                                          279
-------------------------------------------------------------------------------
         68,510   Geox SpA(1)                                              419
-------------------------------------------------------------------------------
         57,487   Marzotto SpA                                           1,024
-------------------------------------------------------------------------------
                                                                         1,722
-------------------------------------------------------------------------------

JAPAN -- 21.7%
-------------------------------------------------------------------------------
        125,000   Aica Kogyo Company, Ltd.                               1,442
-------------------------------------------------------------------------------
         32,213   Arbeit-Times Co., Ltd.(1)                                942
-------------------------------------------------------------------------------
            554   Arealink Co., Ltd.                                     1,404
-------------------------------------------------------------------------------
            168   Cyber Agent Limited                                      538
-------------------------------------------------------------------------------
            301   Cybernet Systems Co. Ltd.                              1,029
-------------------------------------------------------------------------------
         49,400   Diamond City Co., Ltd.(2)                              1,283
-------------------------------------------------------------------------------
            387   en-japan Inc.                                          1,034
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
25

International Opportunities - Schedule of Investments

NOVEMBER 30, 2004

Shares                        ($ IN THOUSANDS)                          Value
-------------------------------------------------------------------------------

         63,500   Exedy Corp.                                         $  1,116
-------------------------------------------------------------------------------
         25,274   First Juken Co., Ltd.                                    443
-------------------------------------------------------------------------------
            192   Global One Real Estate
                  Investment Corp.                                       1,570
-------------------------------------------------------------------------------
         13,800   Goldcrest Company Limited                                942
-------------------------------------------------------------------------------
        147,000   Hitachi Koki Co., Ltd.                                 1,166
-------------------------------------------------------------------------------
        156,000   Hodogaya Chemical Company, Ltd.(1)                       741
-------------------------------------------------------------------------------
        336,000   J-Oil Mills Inc.(2)                                    1,188
-------------------------------------------------------------------------------
            347   Kennedy-Wilson Japan(1)(2)                             1,730
-------------------------------------------------------------------------------
         11,800   Musashino Bank Ltd. (The)                                472
-------------------------------------------------------------------------------
         53,000   Nishimatsuya Chain Co. Ltd.                            1,946
-------------------------------------------------------------------------------
            899   Niws Co. Ltd.(2)                                       2,184
-------------------------------------------------------------------------------
            544   Okinawa Cellular Telephone Co.(2)                      2,124
-------------------------------------------------------------------------------
        364,000   Pacific Metals Company, Ltd.(1)                        1,591
-------------------------------------------------------------------------------
         57,600   Phoenix Electric Co. Ltd.(2)                             962
-------------------------------------------------------------------------------
         78,100   Point Inc.                                             2,260
-------------------------------------------------------------------------------
         21,500   Roland DG Corp.                                        1,040
-------------------------------------------------------------------------------
         68,000   Sysmex Corp.                                           2,715
-------------------------------------------------------------------------------
          1,584   Take And Give Needs Co., Ltd.(1)                       1,677
-------------------------------------------------------------------------------
        451,000   Toagosei Co. Ltd.                                      1,437
-------------------------------------------------------------------------------
        277,000   Toho Tenax Co. Ltd.(1)                                   812
-------------------------------------------------------------------------------
        760,000   Toyo Tire & Rubber Co. Ltd.                            2,348
-------------------------------------------------------------------------------
         24,800   Urban Corp.                                            1,216
-------------------------------------------------------------------------------
         20,000   Watabe Wedding Corp.                                     438
-------------------------------------------------------------------------------
        220,000   Yodogawa Steel Works, Ltd.                             1,043
-------------------------------------------------------------------------------
                                                                        40,833
-------------------------------------------------------------------------------

LUXEMBOURG -- 1.2%
-------------------------------------------------------------------------------
         63,913   SBS Broadcasting SA(1)(2)                              2,201
-------------------------------------------------------------------------------

MEXICO -- 2.3%
-------------------------------------------------------------------------------
      1,740,848   Corporacion GEO, SA de CV,
                  Series B(1)(2)                                         3,252
-------------------------------------------------------------------------------
         35,230   Grupo Aeroportuario del Sureste
                  SA de CV ADR                                             977
-------------------------------------------------------------------------------
                                                                         4,229
-------------------------------------------------------------------------------

NETHERLANDS -- 2.3%
-------------------------------------------------------------------------------
         33,611   Aalberts Industries N.V.                               1,378
-------------------------------------------------------------------------------
         31,945   Efes Breweries International N.V.
                  GDR (Acquired 10/15/04-11/10/04,
                  Cost $818)(1)(3)                                         963
-------------------------------------------------------------------------------
         42,208   Stork N.V.                                             1,352
-------------------------------------------------------------------------------
         44,702   Trader Classified Media N.V.                             548
-------------------------------------------------------------------------------
                                                                         4,241
-------------------------------------------------------------------------------

NORWAY -- 6.0%
-------------------------------------------------------------------------------
        130,610   Aktiv Kapital ASA                                      2,684
-------------------------------------------------------------------------------
         55,898   Ekornes ASA                                            1,304
-------------------------------------------------------------------------------
        138,432   Fred Olsen Energy ASA(1)(2)                            1,767
-------------------------------------------------------------------------------
        410,752   Tandberg Television ASA(1)(2)                          3,155
-------------------------------------------------------------------------------
        100,592   TGS Nopec Geophysical
                  Company ASA(1)                                         2,321
-------------------------------------------------------------------------------
                                                                        11,231
-------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
-------------------------------------------------------------------------------

PEOPLE'S REPUBLIC OF CHINA -- 2.2%
-------------------------------------------------------------------------------
      3,366,000   China Travel International
                  Investment Hong Kong Limited(2)                     $  1,017
-------------------------------------------------------------------------------

      8,248,000   Sinopec Beijing Yanhua
                  Petrochemical Co., Ltd.(2)                             3,156
-------------------------------------------------------------------------------
                                                                         4,173
-------------------------------------------------------------------------------

PORTUGAL -- 1.3%
-------------------------------------------------------------------------------
        149,230   Impresa SGPS(1)(2)                                     1,025
-------------------------------------------------------------------------------
        292,501   SonaeCom, SGPS, SA(1)                                  1,372
-------------------------------------------------------------------------------
                                                                         2,397
-------------------------------------------------------------------------------

RUSSIAN FEDERATION -- 0.5%
-------------------------------------------------------------------------------
        296,123   VolgaTelecom                                             906
-------------------------------------------------------------------------------

SINGAPORE -- 4.9%
-------------------------------------------------------------------------------
      4,446,500   Accord Customer Care
                  Solutions Limited(1)                                   2,171
-------------------------------------------------------------------------------
      5,222,680   Cosco Investment
                  Singapore Limited(2)                                   3,730
-------------------------------------------------------------------------------
        553,000   Hyflux Limited                                           912
-------------------------------------------------------------------------------
      2,602,000   Jaya Holdings Ltd.                                     1,621
-------------------------------------------------------------------------------
      1,552,000   Sunningdale Precision
                  Industries Ltd.(1)                                       692
-------------------------------------------------------------------------------
                                                                         9,126
-------------------------------------------------------------------------------

SOUTH AFRICA -- 2.8%
-------------------------------------------------------------------------------
         96,570   Ellerine Holdings Ltd.                                   863
-------------------------------------------------------------------------------
        462,225   Foschini Limited                                       2,841
-------------------------------------------------------------------------------
        167,598   Massmart Holdings Ltd.                                 1,481
-------------------------------------------------------------------------------
                                                                         5,185
-------------------------------------------------------------------------------

SPAIN -- 2.1%
-------------------------------------------------------------------------------
         49,361   Aldeasa, SA(2)                                         1,663
-------------------------------------------------------------------------------
        160,847   Cortefiel SA                                           2,281
-------------------------------------------------------------------------------
            732   Miquel y Costas & Miquel, SA                              46
-------------------------------------------------------------------------------
                                                                         3,990
-------------------------------------------------------------------------------

SWEDEN -- 2.6%
-------------------------------------------------------------------------------
         80,287   Elekta AB Cl B(1)                                      2,199
-------------------------------------------------------------------------------
         178,964   HIQ International AB                                    498
-------------------------------------------------------------------------------
          18,337   Q-Med AB                                                474
-------------------------------------------------------------------------------
         690,431   Telelogic AB(1)                                       1,624
-------------------------------------------------------------------------------
                                                                         4,795
-------------------------------------------------------------------------------

SWITZERLAND -- 1.5%
-------------------------------------------------------------------------------
          3,589   Galenica Holding AG                                      655
-------------------------------------------------------------------------------
          5,732   Leica Geosystems AG(1)                                 1,691
-------------------------------------------------------------------------------
            696   Saia-Burgess Electronics                                 420
-------------------------------------------------------------------------------
                                                                         2,766
-------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
26

International Opportunities - Schedule of Investments

NOVEMBER 30, 2004

Shares                        ($ IN THOUSANDS)                          Value
-------------------------------------------------------------------------------

TURKEY -- 2.5%
-------------------------------------------------------------------------------
    750,618,466   Boyner Buyuk Magazacilik(1)                         $    876
-------------------------------------------------------------------------------
    126,480,535   Dogan Yayin Holding(1)                                   486
-------------------------------------------------------------------------------
    294,626,509   Eregli Demir ve Celik Fabrikalari TAS                  1,225
-------------------------------------------------------------------------------
    177,817,877   Migros Turk TAS                                        1,149
-------------------------------------------------------------------------------
    217,971,961   Otokar Otobus Karoseri Sanayi AS(1)                      860
-------------------------------------------------------------------------------
                                                                         4,596
-------------------------------------------------------------------------------

UNITED KINGDOM -- 5.8%
-------------------------------------------------------------------------------
        179,918   Abbot Group plc                                          739
-------------------------------------------------------------------------------
      1,975,073   Ashtead Group plc(1)                                   3,029
-------------------------------------------------------------------------------
        138,778   CSR plc(1)                                               932
-------------------------------------------------------------------------------
         41,252   Domino Printing Sciences                                 193
-------------------------------------------------------------------------------
         49,172   SIG plc                                                  491
-------------------------------------------------------------------------------
        461,353   Stolt Offshore SA(1)(2)                                2,695
-------------------------------------------------------------------------------
        245,291   Stolt Offshore SA ADR(1)(2)                            1,437
-------------------------------------------------------------------------------
         65,138   Ultra Electronics Holdings plc                           832
-------------------------------------------------------------------------------
         99,634   Whatman plc                                              486
-------------------------------------------------------------------------------
                                                                        10,834
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $141,075)                                                        181,556
-------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.6%

GERMANY -- 0.6%
-------------------------------------------------------------------------------
         39,460   Hugo Boss AG
(Cost $1,140)                                                            1,193
-------------------------------------------------------------------------------

                            ($ IN THOUSANDS)                          Value
-------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 2.6%

Repurchase Agreement, Credit Suisse First Boston, Inc.,
(collateralized by various  U.S. Treasury obligations,
5.25% - 6.75%, 8/15/26 - 2/15/29, valued at $4,886),
in a joint trading account at 1.92%, dated 11/30/04,
due 12/1/04 (Delivery value $4,800)
(Cost $4,800)                                                         $  4,800
-------------------------------------------------------------------------------

COLLATERAL RECEIVED FOR
SECURITIES LENDING -- 9.1%(4)

Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government Agency
obligations), 2.08%, dated 11/30/04, due 12/1/04
(Delivery value $7,034)                                                  7,033
-------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse First Boston Corp.,
(collateralized by U.S. Agency obligations),
2.0725%, dated 11/30/04, due 12/1/04
(Delivery value $10,001)                                                10,000
-------------------------------------------------------------------------------

TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $17,033)                                                          17,033
-------------------------------------------------------------------------------

TOTAL INVESTMENT  SECURITIES -- 109.4%
(Cost $164,048)                                                        204,582
-------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (9.4)%                                              (17,614)
-------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $186,968
===============================================================================

MARKET SECTOR DIVERSIFICATION (UNAUDITED)

Consumer Discretionary                                                   28.6%
-------------------------------------------------------------------------------
Industrials                                                              19.3%
-------------------------------------------------------------------------------
Financials                                                               11.5%
-------------------------------------------------------------------------------
Information Technology                                                   10.2%
-------------------------------------------------------------------------------
Materials                                                                 9.6%
-------------------------------------------------------------------------------
Energy                                                                    7.1%
-------------------------------------------------------------------------------
Health Care                                                               6.5%
-------------------------------------------------------------------------------
Consumer Staples                                                          2.5%
-------------------------------------------------------------------------------
Telecommunication Services                                                2.4%
-------------------------------------------------------------------------------
Cash and Equivalents*                                                     2.3%
-------------------------------------------------------------------------------

* Includes temporary cash investments, collateral received for securities lending, and other assets and liabilities

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

(1)  Non-income producing.

(2)  Security, or a portion thereof, was on loan as of November 30, 2004.

(3)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at November 30, 2004, was
     $963, which represented 0.5% of net assets.

(4)  Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
     Notes to Financial Statements.)

See Notes to Financial Statements.

------
27

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of

                                                                    (continued)

------
28

Shareholder Fee Examples (Unaudited)

investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                     EXPENSES PAID
                        BEGINNING       ENDING      DURING PERIOD*  ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE     6/1/04 -       EXPENSE
                         6/1/04        11/30/04        11/30/04       RATIO*
-------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------
ACTUAL:
-------------------------------------------------------------------------------
Investor Class           $1,000       $1,089.40        $7.78           1.49%
-------------------------------------------------------------------------------
Institutional Class      $1,000       $1,091.10        $6.74           1.29%
-------------------------------------------------------------------------------
Advisor Class            $1,000       $1,088.10        $9.08           1.74%
-------------------------------------------------------------------------------
HYPOTHETICAL:
-------------------------------------------------------------------------------
Investor Class           $1,000       $1,017.55        $7.52           1.49%
-------------------------------------------------------------------------------
Institutional Class      $1,000       $1,018.55        $6.51           1.29%
-------------------------------------------------------------------------------
Advisor Class            $1,000       $1,016.30        $8.77           1.74%
-------------------------------------------------------------------------------
EMERGING MARKETS SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------
ACTUAL:
-------------------------------------------------------------------------------
Investor Class           $1,000       $1,156.50       $10.78           2.00%
-------------------------------------------------------------------------------
Institutional Class      $1,000       $1,156.60        $9.70           1.80%
-------------------------------------------------------------------------------
Advisor Class            $1,000       $1,154.90       $12.12           2.25%
-------------------------------------------------------------------------------
C Class                  $1,000       $1,150.40       $16.13           3.00%
-------------------------------------------------------------------------------
HYPOTHETICAL:
-------------------------------------------------------------------------------
Investor Class           $1,000       $1,015.00       $10.08           2.00%
-------------------------------------------------------------------------------
Institutional Class      $1,000       $1,016.00        $9.07           1.80%
-------------------------------------------------------------------------------
Advisor Class            $1,000       $1,013.75       $11.33           2.25%
-------------------------------------------------------------------------------
C Class                  $1,000       $1,010.00       $15.08           3.00%
-------------------------------------------------------------------------------

* Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
  183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

                                                                     (continued)

------
29

Shareholder Fee Examples (Unaudited)

-------------------------------------------------------------------------------
                                                     EXPENSES PAID
                        BEGINNING       ENDING      DURING PERIOD*  ANNUALIZED
                      ACCOUNT VALUE  ACCOUNT VALUE     6/1/04 -       EXPENSE
                         6/1/04        11/30/04        11/30/04       RATIO*
-------------------------------------------------------------------------------
GLOBAL GROWTH SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------
ACTUAL:
-------------------------------------------------------------------------------
Investor Class           $1,000       $1,080.80        $6.76           1.30%
-------------------------------------------------------------------------------
Institutional Class      $1,000       $1,081.70        $5.72           1.10%
-------------------------------------------------------------------------------
Advisor Class            $1,000       $1,078.60        $8.05           1.55%
-------------------------------------------------------------------------------
C Class                  $1,000       $1,075.20       $11.93           2.30%
-------------------------------------------------------------------------------
HYPOTHETICAL:
-------------------------------------------------------------------------------
Investor Class           $1,000       $1,018.50        $6.56           1.30%
-------------------------------------------------------------------------------
Institutional Class      $1,000       $1,019.50        $5.55           1.10%
-------------------------------------------------------------------------------
Advisor Class            $1,000       $1,017.25        $7.82           1.55%
-------------------------------------------------------------------------------
C Class                  $1,000       $1,013.50       $11.58           2.30%
-------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------
ACTUAL:
-------------------------------------------------------------------------------
Investor Class           $1,000       $1,100.00       $10.24           1.95%
-------------------------------------------------------------------------------
Institutional Class      $1,000       $1,102.40        $9.20           1.75%
-------------------------------------------------------------------------------
HYPOTHETICAL:
-------------------------------------------------------------------------------
Investor Class           $1,000       $1,015.25        $9.82           1.95%
-------------------------------------------------------------------------------
Institutional Class      $1,000       $1,016.25        $8.82           1.75%
-------------------------------------------------------------------------------

* Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
  183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------
30

Statement of Assets and Liabilities

NOVEMBER 30, 2004
---------------------------------------------------------------------------------------------
                                         INTERNATIONAL  EMERGING      GLOBAL   INTERNATIONAL
(AMOUNTS IN THOUSANDS)                     DISCOVERY     MARKETS      GROWTH   OPPORTUNITIES
---------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------
Investment securities, at value
(cost of  $1,005,260, $185,211,
$235,206 and  $147,015, respectively) -
including $141,167,  $9,333,
$31,230, and $16,166 of securities
on loan, respectively                      $1,269,076    $227,920    $307,417    $187,549
----------------------------------------
Investments made with cash
collateral received
for securities on loan,
at value (cost of $145,597,
$9,890, $32,577 and $17,033,
respectively)                                 145,597       9,890      32,577      17,033
---------------------------------------------------------------------------------------------
Total investment securities,
at value (cost of $1,150,857,
$195,101, $267,783 and $164,048,
respectively)                               1,414,673     237,810     339,994     204,582
----------------------------------------
Cash                                              852         --           --          --
----------------------------------------
Foreign currency holdings,
at value (cost of $1,198,
$560, $267, and $389,
respectively)                                   1,199         565         280         408
----------------------------------------
Receivable for investments sold                15,550       3,934       2,767         817
----------------------------------------
Receivable for capital shares sold                 --          38          21          --
----------------------------------------
Dividends and interest receivable               1,250          70         407         137
---------------------------------------------------------------------------------------------
                                            1,433,524     242,417     343,469     205,944
---------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------
Payable for collateral received
for securities on loan                        145,597       9,890      32,577      17,033
----------------------------------------
Disbursements in excess
of demand deposit cash                             --         356          14         322
----------------------------------------
Payable for investments purchased               7,790       2,094       1,315       1,336
----------------------------------------
Accrued management fees                         1,466         348         321         285
----------------------------------------
Distribution fees payable                          --           1           1          --
----------------------------------------
Service fees payable                               --          --           1          --
---------------------------------------------------------------------------------------------
                                              154,853      12,689      34,229      18,976
---------------------------------------------------------------------------------------------

NET ASSETS                                 $1,278,671    $229,728    $309,240    $186,968
=============================================================================================

See Notes to Financial Statements.                                 (continued)

------
31

Statement of Assets and Liabilities

NOVEMBER 30, 2004
--------------------------------------------------------------------------------------------------------
                                                 INTERNATIONAL   EMERGING       GLOBAL   INTERNATIONAL
(AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)    DISCOVERY      MARKETS       GROWTH   OPPORTUNITIES
--------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------
Capital (par value and paid-in surplus)          $  826,675      $184,535      $321,099      $141,272
---------------------------------------
Accumulated net investment loss                        (239)         (208)         (463)         (178)
---------------------------------------
Accumulated undistributed
net realized gain (loss)
on investment and foreign
currency transactions                               188,498         2,776       (83,638)        5,319
---------------------------------------
Net unrealized appreciation
on investments
and translation of assets
and liabilities in
foreign currencies                                  263,737        42,625        72,242        40,555
--------------------------------------------------------------------------------------------------------
                                                 $1,278,671      $229,728      $309,240      $186,968
========================================================================================================
INVESTOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------------------------------
Net assets                                   $1,112,869,513  $135,355,456  $299,807,199  $176,099,643
---------------------------------------
Shares outstanding                               73,666,309    21,542,012    40,047,291    18,826,186
---------------------------------------
Net asset value per share                            $15.11         $6.28         $7.49         $9.35
--------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------------------------------
Net assets                                     $165,600,468   $92,673,133    $6,774,066   $10,867,991
---------------------------------------
Shares outstanding                               10,890,271    14,583,477       896,958     1,159,879
---------------------------------------
Net asset value per share                            $15.21         $6.35         $7.55         $9.37
--------------------------------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------------------------------
Net assets                                         $201,098    $1,177,717    $2,475,192           N/A
---------------------------------------
Shares outstanding                                   13,450       190,191       333,971           N/A
---------------------------------------
Net asset value per share                            $14.95         $6.19         $7.41           N/A
--------------------------------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------------------------------
Net assets                                              N/A      $521,315      $183,899           N/A
---------------------------------------
Shares outstanding                                      N/A        85,199        25,211           N/A
---------------------------------------
Net asset value per share                               N/A         $6.12         $7.29           N/A
--------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------
32

Statement of Operations

YEAR ENDED NOVEMBER 30, 2004
-----------------------------------------------------------------------------------------------
                                            INTERNATIONAL  EMERGING   GLOBAL     INTERNATIONAL
(AMOUNTS IN THOUSANDS)                        DISCOVERY     MARKETS   GROWTH     OPPORTUNITIES
-----------------------------------------------------------------------------------------------
INVESTMENT LOSS
-----------------------------------------------------------------------------------------------
INCOME:
---------------------------------------
Dividends (net of foreign taxes
withheld of $1,671, $530, $277,
and $283, respectively)                       $ 16,436     $ 3,647    $ 3,257      $ 1,900
---------------------------------------
Interest                                           530          87         61           90
---------------------------------------
Securities lending                                 760          41         26           33
-----------------------------------------------------------------------------------------------
                                                17,726       3,775      3,344        2,023
-----------------------------------------------------------------------------------------------

EXPENSES:
---------------------------------------
Management fees                                 18,101       4,076      3,660        2,752
---------------------------------------
Distribution fees:
---------------------------------------
  Advisor Class                                     --           3          4           --
---------------------------------------
  C Class                                           --           3          1           --
---------------------------------------
Service fees:
---------------------------------------
  Advisor Class                                     --           3          4           --
---------------------------------------
  C Class                                           --           1         --           --
---------------------------------------
Directors fees and expenses                         18           3          4            2
---------------------------------------
Other expenses                                      26           5          6            2
-----------------------------------------------------------------------------------------------
                                                18,145       4,094      3,679        2,756
-----------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                               (419)       (319)      (335)        (733)
-----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN ON:
---------------------------------------
Investment transactions (net of
foreign taxes withheld of $416, $-,
$-, and $113, respectively)                    190,881      16,510     18,382        2,703
---------------------------------------
Foreign currency transactions
(net of foreign taxes withheld of
$-, $2, $-, and $-, respectively)               51,208       1,667      7,365        2,272
-----------------------------------------------------------------------------------------------
                                               242,089      18,177     25,747        4,975
-----------------------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
---------------------------------------
Investments (including foreign tax
liability reduction (increase) of
$1,085, $(88), $-, and $186,
respectively)                                  (56,568)      5,405     11,484       18,411
---------------------------------------
Translation of assets and liabilities in
foreign currencies                              23,911       6,177      3,860        6,745
-----------------------------------------------------------------------------------------------
                                               (32,657)     11,582     15,344       25,156
-----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN               209,432      29,759     41,091       30,131
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                     $209,013     $29,440    $40,756      $29,398
===============================================================================================

See Notes to Financial Statements.

------
33

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2004 AND NOVEMBER 30, 2003
------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                      INTERNATIONAL DISCOVERY    EMERGING MARKETS
------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                         2004         2003       2004        2003
------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------
Net investment income (loss)               $     (419)  $    3,007   $   (319)   $    100
---------------------------------------
Net realized gain                             242,089      133,998     18,177      24,968
---------------------------------------
Change in net unrealized appreciation         (32,657)     191,025     11,582      22,508
------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                     209,013      328,030     29,440      47,576
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
From net investment income:
---------------------------------------
  Investor Class                               (2,160)      (1,417)        --          --
---------------------------------------
  Institutional Class                            (612)        (486)        --          --
------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                             (2,772)      (1,903)        --          --
------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from
capital share transactions                   (104,197)    (128,717)    32,420      18,259
------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                    102,044      197,410     61,860      65,835
------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------
Beginning of period                         1,176,627      979,217    167,868     102,033
------------------------------------------------------------------------------------------
End of period                              $1,278,671   $1,176,627   $229,728    $167,868
==========================================================================================

Accumulated undistributed
net investment income (loss)                    $(239)      $2,336      $(208)      $(115)
==========================================================================================

See Notes to Financial Statements.                                 (continued)

------
34

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2004 AND NOVEMBER 30, 2003
-------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                       GLOBAL GROWTH     INTERNATIONAL OPPORTUNITIES
-------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                     2004        2003         2004         2003
-------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------
Net investment income (loss)             $   (335)   $     17    $   (733)    $   (86)
-------------------------------------
Net realized gain                          25,747       5,846       4,975       7,314
-------------------------------------
Change in net unrealized appreciation      15,344      40,215      25,156      14,100
-------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                  40,756      46,078      29,398      21,328
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------
From net investment income:
-------------------------------------
  Investor Class                               --          --          --         (61)
-------------------------------------
From net realized gains:
-------------------------------------
  Investor Class                               --          --      (2,829)         --
-------------------------------------
  Institutional Class                          --          --        (325)         --
-------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                             --          --      (3,154)        (61)
-------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
From capital share transactions             9,177      (3,936)     80,193      37,287
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                 49,933      42,142     106,437      58,554
-------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------
Beginning of period                       259,307     217,165      80,531      21,977
-------------------------------------------------------------------------------------------
End of period                            $309,240    $259,307    $186,968     $80,531
===========================================================================================

Accumulated net investment loss             $(463)         --       $(178)         --
===========================================================================================

See Notes to Financial Statements.

------
35

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. International Discovery Fund
(International Discovery), Emerging Markets Fund (Emerging Markets), Global
Growth Fund (Global Growth) and International Opportunities Fund (International
Opportunities) (collectively, the funds) are four funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds'
investment objectives are to seek capital growth. The funds pursue their objectives by investing primarily in equity securities of foreign companies with the exception of Global Growth, which invests in both U.S. and foreign companies. International Discovery invests in securities of issuers in developed or emerging market countries that are small- to medium-sized companies at the time of purchase. Emerging Markets invests in securities of issuers in emerging market countries. Global Growth invests in securities of issuers in developed countries. International Opportunities invests in securities of issuers in developed or emerging market countries that are small-sized companies at the time of purchase. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- International Discovery is authorized to issue the Investor
Class, the Institutional Class and the Advisor Class. Emerging Markets and
Global Growth are authorized to issue the Investor Class, the Institutional
Class, the Advisor Class and the C Class. International Opportunities is
authorized to issue the Investor Class and the Institutional Class. The C Class
may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.
Sale of the Institutional Class for International Opportunities commenced on
January 9, 2003.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country.
The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

                                                                    (continued)

------
36

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

REDEMPTION -- International Discovery, Emerging Markets and International
Opportunities may impose a 2% redemption fee on shares held less than 180 days.
Global Growth may impose a 2% redemption fee on shares held less than 60 days.
These fees may not be applicable to all classes. These redemption fees are recorded as a reduction in the cost of shares redeemed. These redemption fees are retained by the funds and help cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.
Global Growth adopted the redemption fee policy effective March 1, 2004.

RECLASSIFICATION -- Certain amounts in the Statement of Changes and Financial
Highlights of prior years have been reclassed to conform to current year presentation.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
37

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment manager's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment manager that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of International Discovery is as follows:

-------------------------------------------------------------------------------
                           INVESTOR          INSTITUTIONAL           ADVISOR
-------------------------------------------------------------------------------
STRATEGY ASSETS
-------------------------------------------------------------------------------
First $500 million           1.75%               1.55%                1.50%
-------------------------------------------------------------------------------
Next $500 million            1.40%               1.20%                1.15%
-------------------------------------------------------------------------------
Over $1 billion              1.20%               1.00%                0.95%
-------------------------------------------------------------------------------

The annual management fee schedule for each class of Emerging Markets is as follows:

-------------------------------------------------------------------------------
                         INVESTOR & C        INSTITUTIONAL           ADVISOR
-------------------------------------------------------------------------------
STRATEGY ASSETS
-------------------------------------------------------------------------------
First $250 million           2.00%               1.80%                1.75%
-------------------------------------------------------------------------------
Next $250 million            1.80%               1.60%                1.55%
-------------------------------------------------------------------------------
Next $500 million            1.50%               1.30%                1.25%
-------------------------------------------------------------------------------
Over $1 billion              1.25%               1.05%                1.00%
-------------------------------------------------------------------------------

The annual management fee schedule for each class of Global Growth is as follows:

-------------------------------------------------------------------------------
                         INVESTOR & C        INSTITUTIONAL           ADVISOR
-------------------------------------------------------------------------------
STRATEGY ASSETS
-------------------------------------------------------------------------------
First $1 billion             1.30%               1.10%                1.05%
-------------------------------------------------------------------------------
Next $1 billion              1.15%               0.95%                0.90%
-------------------------------------------------------------------------------
Over $2 billion              1.05%               0.85%                0.80%
-------------------------------------------------------------------------------

The annual management fee schedule for each class of International
Opportunities is as follows:

--------------------------------------------------------------
                           INVESTOR          INSTITUTIONAL
--------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------
First $250 million           2.00%               1.80%
--------------------------------------------------------------
Next $250 million            1.80%               1.60%
--------------------------------------------------------------
Over $500 million            1.60%               1.40%
--------------------------------------------------------------

                                                                   (continued)

------
38

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The effective annual management fees for the year ended November 30, 2004, were as follows:

-------------------------------------------------------------------------------
                               INVESTOR    INSTITUTIONAL   ADVISOR      C
-------------------------------------------------------------------------------
International Discovery         1.49%         1.29%        1.24%       N/A
-------------------------------------------------------------------------------
Emerging Markets                2.00%         1.80%        1.75%      2.00%
-------------------------------------------------------------------------------
Global Growth                   1.30%         1.10%        1.05%      1.30%
-------------------------------------------------------------------------------
International Opportunities     1.97%         1.77%         N/A        N/A
-------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:
--------------------------------------------------------------------------------
                                       ADVISOR                     C
--------------------------------------------------------------------------------
Distribution Fee                        0.25%                    0.75%
--------------------------------------------------------------------------------
Service Fee                             0.25%                    0.25%
--------------------------------------------------------------------------------

The fees are computed and accrued daily based on each class's average daily net assets, and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans during the year ended November 30, 2004, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the year ended November 30, 2004, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
November 30, 2004, were as follows:

-------------------------------------------------------------------------------
                        INTERNATIONAL    EMERGING     GLOBAL    INTERNATIONAL
                          DISCOVERY       MARKETS     GROWTH    OPPORTUNITIES
-------------------------------------------------------------------------------
Purchases                $2,400,169      $446,171    $221,905     $260,689
-------------------------------------------------------------------------------
Proceeds from sales      $2,523,425      $418,474    $219,016     $184,876
-------------------------------------------------------------------------------

                                                                    (continued)

------
39

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

--------------------------------------------------------------------------------------------------
                                              INTERNATIONAL DISCOVERY         EMERGING MARKETS
--------------------------------------------------------------------------------------------------
                                               SHARES         AMOUNT       SHARES      AMOUNT
--------------------------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                             400,000                     100,000
==================================================================================================
Sold                                            4,518     $  63,524        12,109    $ 72,523
----------------------------------------
Issued in reinvestment of distributions           157         2,016            --          --
----------------------------------------
Redeemed                                      (11,694)     (161,915)(1)   (10,216)    (58,582)(1)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                        (7,019)    $ (96,375)        1,893    $ 13,941
==================================================================================================
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                             400,000                     100,000
==================================================================================================
Sold                                            4,196     $  43,886        12,412    $ 49,776
----------------------------------------
Issued in reinvestment of distributions           148         1,317            --          --
----------------------------------------
Redeemed                                      (13,961)     (140,675)(2)   (15,399)    (59,289)(2)
--------------------------------------------------------------------------------------------------
Net decrease                                   (9,617)    $ (95,472)       (2,987)   $ (9,513)
==================================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                              75,000                      50,000
==================================================================================================
Sold                                            1,997      $ 28,274         9,037    $ 53,801
----------------------------------------
Issued in reinvestment of distributions            44           566            --          --
----------------------------------------
Redeemed                                       (2,644)      (36,669)       (6,322)    (35,967)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                          (603)     $ (7,829)        2,715    $ 17,834
==================================================================================================
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                              75,000                      50,000
==================================================================================================
Sold                                            3,996      $ 40,338        13,527    $ 57,324
----------------------------------------
Issued in reinvestment of distributions            40           359            --          --
----------------------------------------
Redeemed                                       (7,176)      (73,912)       (6,870)    (28,925)
--------------------------------------------------------------------------------------------------
Net increase (decrease)                        (3,140)     $(33,215)        6,657    $ 28,399
==================================================================================================

(1)  Net of redemption fees of $36 and $228 for International Discovery and Emerging Markets, respectively.

(2)  Net of redemption fees of $21 and $219 for International Discovery and Emerging Markets, respectively.

                                                                   (continued)

------
40

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------------
                                     INTERNATIONAL DISCOVERY     EMERGING MARKETS
--------------------------------------------------------------------------------------
                                       SHARES      AMOUNT        SHARES    AMOUNT
--------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                      5,000                     5,000
======================================================================================
Sold                                       6        $ 84           256    $ 1,512
--------------------------------
Redeemed                                  (6)        (77)         (181)    (1,039)
--------------------------------------------------------------------------------------
Net increase                              --        $  7            75    $   473
======================================================================================
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                      5,000                     5,000
======================================================================================
Sold                                       3        $ 38           580    $ 2,132
--------------------------------
Redeemed                                  (7)        (68)         (816)    (2,907)(1)
--------------------------------------------------------------------------------------
Net decrease                              (4)       $(30)         (236)   $  (775)
======================================================================================
C CLASS
--------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                        N/A                    10,000
======================================================================================
Sold                                                                63      $ 364
--------------------------------
Redeemed                                                           (34)      (192)
--------------------------------------------------------------------------------------
Net increase                                                        29      $ 172
======================================================================================
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                        N/A                    10,000
======================================================================================
Sold                                                               187      $ 710
--------------------------------
Redeemed                                                          (146)      (562)
--------------------------------------------------------------------------------------
Net increase                                                        41      $ 148
======================================================================================

(1)  Net of redemption fees of $12.

                                                                   (continued)

------
41

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

-----------------------------------------------------------------------------------------------
                                             GLOBAL GROWTH         INTERNATIONAL OPPORTUNITIES
-----------------------------------------------------------------------------------------------
                                           SHARES     AMOUNT        SHARES            AMOUNT
-----------------------------------------------------------------------------------------------
INVESTOR CLASS
-----------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                         150,000                     100,000
===============================================================================================
Sold                                        9,549     $ 66,429         14,408      $122,194
----------------------------------------
Issued in reinvestment of distributions        --           --            365         2,789
----------------------------------------
Redeemed                                   (8,151)     (56,282)(1)     (5,402)      (45,115)(1)
-----------------------------------------------------------------------------------------------
Net increase                                1,398     $ 10,147          9,371     $  79,868
===============================================================================================
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                         150,000                     100,000
===============================================================================================
Sold                                       36,811     $198,398          6,641      $ 41,742
----------------------------------------
Issued in reinvestment of distributions        --           --             12            59
----------------------------------------
Redeemed                                  (37,759)    (205,457)        (1,841)      (10,070)(2)
-----------------------------------------------------------------------------------------------
Net increase (decrease)                      (948)   $  (7,059)         4,812      $ 31,731
===============================================================================================
INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                           5,000                      25,000
===============================================================================================
Sold                                          158      $ 1,114             --            --
----------------------------------------
Issued in reinvestment of distributions         --          --             43          $325
----------------------------------------
Redeemed                                     (473)      (3,366)            --            --
-----------------------------------------------------------------------------------------------
Net increase (decrease)                      (315)     $(2,252)            43          $325
===============================================================================================
YEAR ENDED NOVEMBER 30, 2003(3)
SHARES AUTHORIZED                           5,000                      25,000
===============================================================================================
Sold                                          819      $ 4,162          1,117        $5,556
----------------------------------------
Redeemed                                     (214)      (1,215)            --            --
-----------------------------------------------------------------------------------------------
Net increase                                  605      $ 2,947          1,117        $5,556
===============================================================================================

(1)  Net of redemption fees of $24 and $276 for Global Growth and
     International Opportunities, respectively.

(2)  Net of redemption fees of $52.

(3)  January 9, 2003 (commencement of sale) through November 30, 2003 for International Opportunities.

                                                                    continued)

------
42

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

----------------------------------------------------------------------------------------
                                          GLOBAL GROWTH     INTERNATIONAL OPPORTUNITIES
----------------------------------------------------------------------------------------
                                       SHARES       AMOUNT      SHARES       AMOUNT
----------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                      5,000                     N/A
========================================================================================
Sold                                     262       $1,784
-------------------------------
Redeemed                                 (90)        (612)
----------------------------------------------------------------------------------------
Net increase                             172       $1,172
========================================================================================
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                      5,000                     N/A
========================================================================================
Sold                                   2,190     $ 12,130
-------------------------------
Redeemed                              (2,128)     (11,977)
----------------------------------------------------------------------------------------
Net increase                              62     $    153
========================================================================================
C CLASS
----------------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                     10,000                     N/A
========================================================================================
Sold                                      17         $115
-------------------------------
Redeemed                                  (1)          (5)
----------------------------------------------------------------------------------------
Net increase                              16         $110
========================================================================================
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                     10,000                     N/A
========================================================================================
Sold                                      97        $ 536
-------------------------------
Redeemed                                 (93)        (513)
----------------------------------------------------------------------------------------
Net increase                               4        $  23
========================================================================================

5. SECURITIES LENDING

As of November 30, 2004, securities in International Discovery, Emerging
Markets, Global Growth, and International Opportunities, valued at $141,167,
$9,333, $31,230, and $16,166, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by
ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $148,205, $9,890,
$32,577, and $17,033, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

                                                                    (continued)

------
43

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $650 million unsecured bank line of credit agreement with JPMCB, which was renewed to $575 million effective December 15, 2004. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended November 30, 2004.

7. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

8. FEDERAL TAX INFORMATION

On December 14, 2004, International Discovery and Global Growth declared and paid the following per-share distributions from net investment income to shareholders of record on December 13, 2004:

--------------------------------------------------------------------------------
                               INVESTOR    INSTITUTIONAL    ADVISOR       C
--------------------------------------------------------------------------------
International Discovery        $0.1875        $0.2187       $0.1513      N/A
--------------------------------------------------------------------------------
Global Growth                  $0.0138        $0.0293       $--          $--
--------------------------------------------------------------------------------

Also on December 14, 2004, the funds declared and paid the following per-share distributions from realized gains to shareholders of record on
December 13, 2004:

--------------------------------------------------------------------------------
                               INVESTOR    INSTITUTIONAL    ADVISOR       C
--------------------------------------------------------------------------------
International Discovery        $1.8987        $1.8987       $1.8987      N/A
--------------------------------------------------------------------------------
Emerging Markets               $0.0488        $0.0488       $0.0488    $0.0488
--------------------------------------------------------------------------------
Global Growth                  $--            $--           $--        $--
--------------------------------------------------------------------------------
International Opportunities    $0.2150        $0.2150         N/A        N/A
--------------------------------------------------------------------------------

The tax character of distributions paid during the years ended November 30, 2004 and November 30, 2003 were as follows:

                           INTERNATIONAL DISCOVERY  INTERNATIONAL OPPORTUNITIES
--------------------------------------------------------------------------------
                               2004        2003         2004          2003
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income               $2,772      $1,903       $2,030          $61
--------------------------------------------------------------------------------
Long-term capital gains         --          --         $1,124           --
--------------------------------------------------------------------------------

                                                                   (continued)

------
44

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

8. FEDERAL TAX INFORMATION (CONTINUED)

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. There were no distributions paid by Emerging Markets and Global Growth during the years ended November 30, 2004 and November 30, 2003.

As of November 30, 2004, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

---------------------------------------------------------------------------------------------
                                        INTERNATIONAL    EMERGING    GLOBAL     INTERNATIONAL
                                          DISCOVERY       MARKETS    GROWTH     OPPORTUNITIES
---------------------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE
EARNINGS AND TAX COST
---------------------------------------------------------------------------------------------
Federal tax cost of investments           $1,153,465     $195,528    $269,070      $164,392
=============================================================================================
Gross tax appreciation of investments       $264,704      $44,084     $72,353       $41,040
--------------------------------------
Gross tax depreciation of investments         (3,496)      (1,802)     (1,429)         (850)
---------------------------------------------------------------------------------------------
Net tax appreciation of investments         $261,208      $42,282     $70,924       $40,190
=============================================================================================
Net tax appreciation (depreciation)
on derivatives and translation of
assets and liabilities in
foreign currencies                              (133)         (83)         31          (122)
---------------------------------------------------------------------------------------------
Net tax appreciation                        $261,075      $42,199     $70,955       $40,068
=============================================================================================
Undistributed ordinary income                $23,365           --        $829            --
--------------------------------------
Accumulated long-term gains                 $167,723       $3,042          --        $5,662
--------------------------------------
Accumulated capital losses                        --           --    $(83,638)           --
--------------------------------------
Currency loss deferral                         $(167)        $(48)        $(5)         $(34)
---------------------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts, and on investments in passive foreign investment companies.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers in Global Growth of $54,462,
$28,717 and $459 expire in 2009, 2010 and 2011, respectively.

The capital and currency loss deferrals represent net capital and foreign currency losses incurred in the one-month period ended November 30, 2004. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                    (continued)

------
45

Notes to Financial Statements

NOVEMBER 30, 2004 (AMOUNTS IN THOUSANDS)

9. SUBSEQUENT EVENTS

Effective January 1, 2005, American Century Global Investment Management, Inc.
(ACGIM) will replace ACIM as the investment manager of the funds. ACGIM has entered into a Subadvisory Agreement with ACIM who will serve as the subadvisor for the cash management of the funds. All existing resources and investment strategies will remain in place. The change of investment manager is a result of the corporate restructuring of ACIM, in which ACGIM was incorporated as a subsidiary of ACIM. In addition, American Century Services Corporation's name will change to American Century Services, LLC.

10. OTHER TAX INFORMATION (UNAUDITED) ($ IN FULL)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

International Discovery and International Opportunities hereby designate
$2,771,893 and $621,693, respectively, of qualified dividend income for the fiscal year ended November 30, 2004.

International Opportunities hereby designates $1,123,995 of capital gain dividends for the fiscal year ended November 30, 2004.

For corporate taxpayers, 0.00% of the ordinary income distributions paid by both
International Discovery and International Opportunities during the fiscal year ended November 30, 2004, qualify for the corporate dividends received deduction.

As of November 30, 2004, International Discovery designates $1,456,481 as a foreign tax credit, which represents taxes paid on income derived from sources within foreign countries or possessions of the United States.

------
46

International Discovery - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
----------------------------------------------------------------------------------------------------
                                                                  INVESTOR CLASS
----------------------------------------------------------------------------------------------------
                                               2004         2003     2002       2001       2000
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $12.75       $9.32   $10.13      $14.23      $15.20
----------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)(1)               (0.01)       0.03     0.03        0.01       (0.12)
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)        2.40        3.42    (0.84)      (2.54)       0.03
----------------------------------------------------------------------------------------------------
  Total From Investment Operations               2.39        3.45    (0.81)      (2.53)      (0.09)
----------------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                    (0.03)      (0.02)      --          --          --
-----------------------------------------
  From Net Realized Gains                          --          --       --       (1.57)      (0.88)
----------------------------------------------------------------------------------------------------
  Total Distributions                           (0.03)      (0.02)      --       (1.57)      (0.88)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $15.11      $12.75    $9.32      $10.13      $14.23
====================================================================================================
  TOTAL RETURN(2)                               18.76%      37.05%   (8.00)%    (20.17)%     (1.27)%
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                            1.49%       1.57%     1.53%       1.45%       1.36%
-----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                          (0.06)%       0.27%     0.35%       0.10%     (0.64)%
-----------------------------------------
Portfolio Turnover Rate                           201%        215%      224%        180%        113%
-----------------------------------------
Net Assets, End of Period (in thousands)    $1,112,870  $1,028,934  $841,706  $1,021,063  $1,568,872
----------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
47

International Discovery - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
---------------------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------
                                              2004       2003    2002      2001      2000
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $12.84     $9.39   $10.18    $14.26    $15.24
---------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)(1)              0.02      0.05     0.06      0.04     (0.08)
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)      2.40      3.43    (0.85)    (2.55)     0.01
---------------------------------------------------------------------------------------------
  Total From Investment Operations             2.42      3.48    (0.79)    (2.51)    (0.07)
---------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                  (0.05)    (0.03)      --        --        --
-----------------------------------------
  From Net Realized Gains                        --        --       --     (1.57)    (0.91)
---------------------------------------------------------------------------------------------
  Total Distributions                         (0.05)    (0.03)      --     (1.57)    (0.91)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $15.21    $12.84    $9.39    $10.18    $14.26
=============================================================================================
  TOTAL RETURN(2)                             18.94%    37.25%   (7.76)%  (19.97)%   (1.13)%
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.29%     1.37%     1.33%     1.25%     1.16%
-----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                          0.14%     0.47%     0.55%     0.30%   (0.44)%
-----------------------------------------
Portfolio Turnover Rate                         201%      215%      224%      180%      113%
-----------------------------------------
Net Assets, End of Period (in thousands)    $165,600  $147,531  $137,358  $192,155  $250,930
---------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
48

International Discovery - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------------------
                                                              ADVISOR CLASS
--------------------------------------------------------------------------------------------
                                              2004      2003   2002       2001      2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $12.63    $9.23  $10.05     $14.17    $15.14
--------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income (Loss)(1)             (0.05)    0.01    0.01       --(2)    (0.12)
----------------------------------------
  Net Realized and Unrealized Gain (Loss)      2.37     3.39   (0.83)     (2.55)    (0.01)
--------------------------------------------------------------------------------------------
  Total From Investment Operations             2.32     3.40   (0.82)     (2.55)    (0.13)
--------------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Realized Gains                        --       --      --      (1.57)    (0.84)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $14.95   $12.63   $9.23     $10.05    $14.17
============================================================================================
  TOTAL RETURN(3)                             18.37%   36.84%  (8.16)%   (20.43)%   (1.53)%
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.74%    1.82%    1.78%      1.70%     1.61%
----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                        (0.31)%    0.02%    0.10%    (0.15)%   (0.87)%
----------------------------------------
Portfolio Turnover Rate                         201%     215%     224%       180%      113%
----------------------------------------
Net Assets, End of Period (in thousands)        $201     $161     $153       $244      $509
--------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
49

Emerging Markets - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------------------
                                                               INVESTOR CLASS
--------------------------------------------------------------------------------------------
                                              2004      2003     2002      2001      2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $5.28     $3.61    $4.06     $4.68     $5.62
--------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)(1)             (0.01)     --(2)   (0.02)    (0.02)    (0.06)
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)      1.00      1.66    (0.43)    (0.43)    (0.88)
--------------------------------------------------------------------------------------------
  Total From Investment Operations             0.99      1.66    (0.45)    (0.45)    (0.94)
--------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Realized Gains                        --        --       --     (0.17)       --
--------------------------------------------------------------------------------------------
Redemption Fees(3)                             0.01      0.01       --        --        --
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $6.28     $5.28    $3.61     $4.06     $4.68
============================================================================================
  TOTAL RETURN(4)                             18.94%    46.26%  (10.86)%  (10.28)%  (16.73)%
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          2.00%     2.01%     2.05%     2.00%     2.00%
-----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                        (0.22)%     0.03%   (0.37)%   (0.27)%   (0.88)%
-----------------------------------------
Portfolio Turnover Rate                         208%      286%      387%      326%      196%
-----------------------------------------
Net Assets, End of Period (in thousands)    $135,355  $103,737   $81,756   $80,422   $77,279
--------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Per-share amount was less than $0.005.

(3)  The fund adopted the provisions of the revised AICPA Audit and Accounting
     Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to December 1, 2001, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
50

Emerging Markets - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
----------------------------------------------------------------------------------------------
                                                            INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------
                                                2004      2003     2002      2001      2000
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $5.33     $3.64    $4.08     $4.70     $5.63
----------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)(1)               --(2)     0.01     --(2)    (0.01)    (0.05)
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)       1.01      1.67    (0.44)    (0.44)    (0.88)
----------------------------------------------------------------------------------------------
  Total From Investment Operations              1.01      1.68    (0.44)    (0.45)    (0.93)
----------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Realized Gains                         --        --       --     (0.17)       --
----------------------------------------------------------------------------------------------
Redemption Fees(3)                              0.01      0.01       --        --        --
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $6.35     $5.33    $3.64     $4.08     $4.70
==============================================================================================
  TOTAL RETURN(4)                              19.14%    46.43%  (10.78)%  (10.01)%  (16.52)%
----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           1.80%     1.81%     1.85%     1.80%     1.80%
-----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                         (0.02)%     0.23%   (0.17)%   (0.07)%   (0.68)%
-----------------------------------------
Portfolio Turnover Rate                          208%      286%      387%      326%      196%
-----------------------------------------
Net Assets, End of Period (in thousands)      $92,673   $63,242   $18,969   $18,602   $21,330
----------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Per-share amount was less than $0.005.

(3)  The fund adopted the provisions of the revised AICPA Audit and Accounting
     Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to December 1, 2001, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
51

Emerging Markets - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------------------
                                                               ADVISOR CLASS
--------------------------------------------------------------------------------------------
                                               2004     2003     2002      2001      2000
--------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $5.22    $3.58    $4.03     $4.66     $5.61
--------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Loss(1)                      (0.03)    --(2)   (0.01)    (0.04)    (0.08)
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)      0.99     1.63    (0.44)    (0.42)    (0.87)
--------------------------------------------------------------------------------------------
  Total From Investment Operations             0.96     1.63    (0.45)    (0.46)    (0.95)
--------------------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Realized Gains                        --       --       --     (0.17)       --
--------------------------------------------------------------------------------------------
Redemption Fees(3)                             0.01     0.01       --        --        --
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $6.19    $5.22    $3.58     $4.03     $4.66
============================================================================================
  TOTAL RETURN(4)                             18.58%   45.81%  (11.17)%  (10.32)%  (16.93)%
--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          2.25%    2.26%     2.30%     2.25%     2.25%
-----------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                        (0.47)%  (0.22)%   (0.62)%   (0.52)%   (1.13)%
-----------------------------------------
Portfolio Turnover Rate                         208%     286%      387%      326%      196%
-----------------------------------------
Net Assets, End of Period (in thousands)      $1,178     $597    $1,254      $815      $212
--------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Per-share amount was less than $0.005.

(3)  The fund adopted the provisions of the revised AICPA Audit and Accounting
     Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to December 1, 2001, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
52

Emerging Markets - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                           C CLASS
--------------------------------------------------------------------------------
                                                  2004      2003      2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $5.19     $3.58      $4.24
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Loss(2)                         (0.07)    (0.04)     (0.04)
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)         0.99      1.64      (0.62)
--------------------------------------------------------------------------------
  Total From Investment Operations                0.92      1.60      (0.66)
--------------------------------------------------------------------------------
Redemption Fees(3)                                0.01      0.01         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                   $6.12     $5.19      $3.58
================================================================================
  TOTAL RETURN(4)                                17.92%    44.97%    (15.57)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                             3.00%     3.01%    3.05%(5)
-----------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                           (1.22)%   (0.97)%  (1.10)%(5)
-----------------------------------------
Portfolio Turnover Rate                            208%      286%     387%(6)
-----------------------------------------
Net Assets, End of Period (in thousands)           $521      $291         $54
--------------------------------------------------------------------------------

(1)  December 18, 2001 (commencement of sale) through November 30, 2002.

(2)  Computed using average shares outstanding throughout the period.

(3)  The fund adopted the provisions of the revised AICPA Audit and Accounting
     Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Amounts computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized.
     The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2002.

See Notes to Financial Statements.

------
53

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------------------------
                                                                   INVESTOR CLASS
--------------------------------------------------------------------------------------------------
                                                  2004       2003      2002      2001      2000
--------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $6.48      $5.39     $6.18     $8.73      $8.33
--------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(1)                (0.01)      --(2)     0.01      --(2)     (0.05)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)         1.02       1.09     (0.80)    (1.90)      0.81
--------------------------------------------------------------------------------------------------
  Total From Investment Operations                1.01       1.09     (0.79)    (1.90)      0.76
--------------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Realized Gains                           --         --        --     (0.65)     (0.36)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $7.49      $6.48     $5.39     $6.18      $8.73
==================================================================================================
  TOTAL RETURN(3)                                15.59%     20.22%   (12.78)%  (23.62)%     8.81%
--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                             1.30%      1.31%      1.32%     1.30%     1.30%
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                           (0.12)%      0.00%      0.13%   (0.06)%   (0.48)%
------------------------------------------
Portfolio Turnover Rate                             79%       152%       278%      232%      123%
------------------------------------------
Net Assets, End of Period (in thousands)       $299,807   $250,306   $213,314  $272,402  $412,631
--------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
54

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------
                                                                  INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------
                                                2004     2003     2002      2001      2000(1)
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $6.52    $5.41    $6.19     $8.74       $9.73
-----------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(2)               --(3)    0.01     0.02      0.01       (0.01)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)       1.03     1.10    (0.80)    (1.90)      (0.98)
-----------------------------------------------------------------------------------------------
  Total From Investment Operations              1.03     1.11    (0.78)    (1.89)      (0.99)
-----------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Realized Gains                         --       --       --     (0.66)         --
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $7.55    $6.52    $5.41     $6.19       $8.74
===============================================================================================
  TOTAL RETURN(4)                              15.80%   20.52%  (12.60)%  (23.53)%    (10.17)%
-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           1.10%    1.11%     1.12%     1.10%    1.10%(5)
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                           0.08%    0.20%     0.33%     0.14%  (0.43)%(5)
------------------------------------------
Portfolio Turnover Rate                           79%     152%      278%      232%     123%(6)
------------------------------------------
Net Assets, End of Period (in thousands)       $6,774   $7,901    $3,288    $3,907      $5,090
-----------------------------------------------------------------------------------------------

(1)  August 1, 2000 (commencement of sale) through November 30, 2000.

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2000.

See Notes to Financial Statements.

------
55

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
---------------------------------------------------------------------------------------------
                                                                 ADVISOR CLASS
---------------------------------------------------------------------------------------------
                                                 2004     2003     2002      2001      2000
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $6.43    $5.36    $6.16     $8.72     $8.31
---------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Loss(1)                        (0.02)   (0.02)   (0.01)     --(2)    (0.06)
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)        1.00     1.09    (0.79)    (1.93)     0.82
---------------------------------------------------------------------------------------------
  Total From Investment Operations               0.98     1.07    (0.80)    (1.93)     0.76
---------------------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Realized Gains                          --       --       --     (0.63)    (0.35)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $7.41    $6.43    $5.36     $6.16     $8.72
=============================================================================================
  TOTAL RETURN(3)                               15.24%   19.96%  (12.99)%  (23.97)%    8.79%
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                            1.55%    1.56%     1.57%     1.55%    1.55%
-------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                          (0.37)%  (0.25)%   (0.12)%   (0.31)%  (0.73)%
-------------------------------------------
Portfolio Turnover Rate                            79%     152%      278%      232%     123%
-------------------------------------------
Net Assets, End of Period (in thousands)        $2,475   $1,044      $537      $623     $301
---------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
     The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
56

Global Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                               C CLASS
--------------------------------------------------------------------------------
                                                     2004     2003      2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $6.37    $5.35      $6.14
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------
  Net Investment Loss(2)                            (0.08)   (0.05)     (0.03)
---------------------------------------------
  Net Realized and Unrealized Gain (Loss)            1.00     1.07      (0.76)
--------------------------------------------------------------------------------
  Total From Investment Operations                   0.92     1.02      (0.79)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                      $7.29    $6.37      $5.35
================================================================================
  TOTAL RETURN(3)                                   14.44%   19.07%    (12.87)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                2.30%    2.31%    2.32%(4)
---------------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                              (1.12)%  (1.00)%  (0.60)%(4)
---------------------------------------------
Portfolio Turnover Rate                                79%     152%     278%(5)
---------------------------------------------
Net Assets, End of Period (in thousands)              $184      $56         $25
--------------------------------------------------------------------------------

(1)  March 1, 2002 (commencement of sale) through November 30, 2002.

(2)  Computed using average shares outstanding throughout the period.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized.
     The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4)  Annualized.

(5)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended November 30, 2002.

See Notes to Financial Statements.

------
57

International Opportunities - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                                INVESTOR CLASS
------------------------------------------------------------------------------------------
                                                    2004      2003     2002      2001(1)
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $7.62     $4.73    $4.87       $5.00
------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(2)                  (0.05)    (0.01)    0.02       (0.02)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)           2.03      2.90    (0.19)      (0.11)
------------------------------------------------------------------------------------------
  Total From Investment Operations                  1.98      2.89    (0.17)      (0.13)
------------------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                          --     (0.01)      --          --
------------------------------------------
  From Net Realized Gains                          (0.27)       --       --          --
------------------------------------------------------------------------------------------
  Total Distributions                              (0.27)    (0.01)      --          --
------------------------------------------------------------------------------------------
Redemption Fees(3)                                  0.02      0.01     0.03          --
------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $9.35     $7.62    $4.73       $4.87
==========================================================================================
  TOTAL RETURN(4)                                  27.14%    61.54%   (2.87)%     (2.60)%
------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                               1.97%     2.00%     2.01%    2.00%(5)
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                             (0.63)%   (0.23)%     0.30%  (0.75)%(5)
------------------------------------------
Portfolio Turnover Rate                              139%      219%      257%        147%
------------------------------------------
Net Assets, End of Period (in thousands)         $176,100   $72,008   $21,977      $6,569
------------------------------------------------------------------------------------------

(1)  June 1, 2001 (inception) through November 30, 2001.

(2)  Computed using average shares outstanding throughout the period.

(3)  The fund adopted the provisions of the revised AICPA Audit and Accounting
     Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to December 1, 2001, have not been restated to reflect this change. Amounts computed using the average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

See Notes to Financial Statements.

------
58

International Opportunities - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                      INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                      2004         2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $7.63          $4.80
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(2)                    (0.03)          0.01
------------------------------------------
  Net Realized and Unrealized Gain                    2.04           2.81
--------------------------------------------------------------------------------
  Total From Investment Operations                    2.01           2.82
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Realized Gains                            (0.29)            --
--------------------------------------------------------------------------------
Redemption Fees(3)                                    0.02           0.01
--------------------------------------------------------------------------------
Net Asset Value, End of Period                       $9.37          $7.63
================================================================================
  TOTAL RETURN(4)                                    27.50%         58.96%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                 1.77%       1.80%(5)
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                               (0.43)%       0.18%(5)
------------------------------------------
Portfolio Turnover Rate                                139%        219%(6)
------------------------------------------
Net Assets, End of Period (in thousands)            $10,868         $8,523
--------------------------------------------------------------------------------

(1)  January 9, 2003 (commencement of sale) through November 30, 2003.

(2)  Computed using average shares outstanding throughout the period.

(3)  The fund adopted the provisions of the revised AICPA Audit and Accounting
     Guide for Investment Companies which requires the disclosure of the per-share effect of redemption fees. Periods prior to December 1, 2001, have not been restated to reflect this change. Amounts computed using the average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
   was calculated for the year ended November 30, 2003.

See Notes to Financial Statements.

------
59

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders
American Century World Mutual Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of International Discovery Fund, Emerging Markets
Fund, Global Growth Fund and International Opportunities Fund, (collectively, the "Funds"), four of the funds comprising American Century World Mutual Funds,
Inc., as of November 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of
International Discovery Fund, Emerging Markets Fund, Global Growth Fund and
International Opportunities Fund as of November 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
January 14, 2005

------
60

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other directors (more than three-fourths of the total numbers) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in a similar capacity for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1940
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 23
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company, a corporation engaged in the sale of bearings and power transmission products
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1935
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

                                                                    (continued)

------
61

Management

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1943
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers 40, Inc.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President - Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance - Global Markets Group, Sprint Corporation
(December 1998 to January 2003)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, American Italian Pasta Company
--------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR(.(1)), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1924
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 45
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III(1), 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1959
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 13
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1)  James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                   (continued)

------
62

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACSC (September 1985 to present)
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and General
Counsel, ACIM, ACIS, ACSC and other ACC subsidiaries (June 1998 to present);
Vice President and General Counsel, ACC (June 1998 to present)
--------------------------------------------------------------------------------
DAVID H. REINMILLER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
LENGTH OF TIME SERVED (YEARS): 3 and less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACSC and
ACIM (March 2001 to present); Vice President, ACSC (March 2000 to present); Vice
President, ACIM (March 2002 to present); Vice President, ACIS (March 2003 to present); Assistant General Counsel, ACSC (December 1996 to January 2001);
Associate General Counsel, ACSC (July 2001 to present)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Director, American Century Employee
Benefit Services, Inc. (February 2000 to December 2003); Treasurer, American
Century Employee Benefit Services, Inc. (December 2000 to December 2003);
Treasurer, American Century Ventures, Inc. (December 1999 to April 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the funds' directors and is available without charge upon request by calling 1-800-345-2021.

------
63

Share Class Information

Three classes of shares are authorized for sale by International Discovery:
Investor Class, Institutional Class, and Advisor Class. Four classes of shares are authorized for sale by Emerging Markets and Global Growth: Investor Class,
Institutional Class, Advisor Class, and C Class. Two classes of shares are authorized for sale by International Opportunities: Investor Class and
Institutional Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of Advisor and C Class shares are higher than that of Investor Class shares. AS OF JANUARY
28, 2000, THE INTERNATIONAL DISCOVERY FUND WAS CLOSED TO NEW INVESTORS AND NEW
ACCOUNTS. AS OF OCTOBER 15, 2004, INVESTMENTS ARE NO LONGER ACCEPTED INTO THE
INTERNATIONAL OPPORTUNITIES FUND.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
64

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

                                                                    (continued)

------
65

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
66

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The S&P/CITIGROUP EMI (Extended Market Index) GROWTH WORLD EX-US represents the smaller-cap universe of stocks of growth companies in developed country markets outside the United States.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE(reg.tm) (Europe, Australia, Far East) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (Emerging Markets) INDEX(SM) represents the performance of stocks in global emerging market countries.

The MSCI WORLD FREE INDEX represents the performance of stocks in developed countries (including the United States) that are available for purchase by global investors.

------
67

Notes

------
68

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

                                                             PRSRT STD
                                                         U.S. POSTAGE PAID
                                                         AMERICAN CENTURY
                                                             COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

0501                                 American Century Investment Services, Inc.
SH-ANN-41362S               (c)2005 American Century Proprietary Holdings, Inc.
                                                           All rights reserved.

NOVEMBER 30, 2004

[photo of market line chart]
[photo of starfish]
[photo of bridge]

American Century Investments
Annual Report

Life Sciences Fund
Technology Fund

[graphic of logo and text logo]

Our Message to You..........................................................1

LIFE SCIENCES

TECHNOLOGY

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                JAMES E. STOWERS III  WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the Life Sciences and
Technology funds for the 12 months ended November 30, 2004.

This report contains information that can help you monitor your investment.
You'll find details about your fund's returns and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many informative resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for these funds will be the semiannual report dated
May 31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER AND CHAIRMAN

/s/James E. Stowers III
James E. Stowers III
CO-CHAIRMAN OF THE BOARD

------
1

Life Sciences - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2004
                                                     --------------
                                                     AVERAGE ANNUAL
                                                         RETURNS
---------------------------------------------------------------------------------
                                                         SINCE         INCEPTION
                                           1 YEAR      INCEPTION         DATE
---------------------------------------------------------------------------------
INVESTOR CLASS                              7.57%      -0.86%           6/30/00
---------------------------------------------------------------------------------
S&P COMPOSITE 1500 HEALTH CARE INDEX        2.91%      -2.04%             --
---------------------------------------------------------------------------------
S&P 500 INDEX                              12.86%      -3.24%             --
---------------------------------------------------------------------------------
Institutional Class                         7.73%      -1.77%           7/17/00
---------------------------------------------------------------------------------
Advisor Class                               7.16%      -3.42%          11/14/00
---------------------------------------------------------------------------------
C Class                                     6.54%      -2.17%          11/29/01
---------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
2

Life Sciences - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made June 30, 2000

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended November 30
----------------------------------------------------------------------------------
                             2000*     2001       2002       2003       2004
----------------------------------------------------------------------------------
Investor Class              5.60%    -5.35%    -27.31%     23.16%      7.57%
----------------------------------------------------------------------------------
 S&P Composite 1500
 Health Care Index          7.11%    -6.10%    -18.37%      8.06%      2.91%
----------------------------------------------------------------------------------
 S&P 500 Index             -9.16%   -12.22%    -16.51%     15.09%     12.86%
----------------------------------------------------------------------------------

* From 6/30/00, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

Life Sciences - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE LIFE SCIENCES INVESTMENT TEAM: ARNOLD DOUVILLE AND
CHRISTY TURNER.

Life Sciences advanced 7.57%* during the 12 months ended November 30, 2004, outdistancing the 2.91% return of the S&P Composite 1500 Health Care Index (the
Composite). Life Sciences' performance compares favorably to that of its peers:
The 194 health/biotechnology funds tracked by Lipper Inc. rose an average of
6.60% during the period.

STOCK MARKET DEMONSTRATES STRENGTH

The stock market recorded solid gains during the fiscal year ended November 30,
2004, despite some formidable challenges along the way. Early on, the major indices were boosted by corporate earnings that reached record highs as the government reported strong economic growth and tame inflation. Those early gains eroded, however, as oil prices jumped 64%, interest rates climbed, and the real rate of economic growth slipped from 7.4% in the third quarter of 2003 to 3.3%
and 4.0% in the second and third quarters of 2004. As the period drew to a close, oil prices came off record highs, helping stocks to rally back. In that environment, Life Sciences booked gains in three of the four health care industries to which it was exposed.

TOP CONTRIBUTORS: HEALTH CARE PROVIDERS

Health care providers and services companies made the greatest contributions to absolute performance during the fiscal year. The search for health care companies demonstrating earnings acceleration, the cornerstone of our strategy, led us to build significant exposure here. This position represented, on average, our second-largest industry stake and a substantial source of strength versus the lighter-weighted Composite. Insurer Aetna finished as the portfolio's top-contributing stock. UnitedHealth Group, a diversified health care benefits and services company, was another standout performer as the company reported robust earnings, which soared to record levels in the second and third quarters of 2004.

TOP TEN HOLDINGS
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                        11/30/04               5/31/04
--------------------------------------------------------------------------------
UnitedHealth Group
Incorporated                              5.0%                    --
--------------------------------------------------------------------------------
Anthem, Inc.                              4.1%                  2.0%
--------------------------------------------------------------------------------
Novartis AG                               3.4%                  2.2%
--------------------------------------------------------------------------------
PacifiCare Health
Systems, Inc.                             3.3%                  0.9%
--------------------------------------------------------------------------------
Aetna Inc.                                3.3%                  3.1%
--------------------------------------------------------------------------------
Johnson & Johnson                         3.3%                    --
--------------------------------------------------------------------------------
Covance Inc.                              3.2%                  0.5%
--------------------------------------------------------------------------------
Charles River
Laboratories                              3.2%                    --
--------------------------------------------------------------------------------
Bard (C.R.), Inc.                         3.0%                    --
--------------------------------------------------------------------------------
Gilead Sciences, Inc.                     3.0%                  2.6%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

(continued)

------
4

Life Sciences - Portfolio Commentary

ADDITIONAL AREAS OF STRENGTH

Investments in the health care equipment and supplies industry also provided lift. St. Jude Medical, which produces implantable devices, led the advance. The company announced strong earnings in the third quarter of 2004, driven primarily by demand for its newly approved cardiac resynchronization therapy, which treats heart failure by stimulating the heart's chambers to beat simultaneously and thus more efficiently.

The biotechnology industry bolstered results and helped us outperform the
Composite. United Therapeutics Corp., which makes treatments for chronic and life-threatening illnesses, ranked among the period's top stocks. The success of its drug Remodulin(reg.tm), which is designed to treat pulmonary arterial hypertension, a rare and potentially fatal disorder, fueled three consecutive quarters of double-digit revenue increases during the period. Biogen Idec, Inc.
and Gilead Sciences, each a sizeable holding on average, also contributed.

ON THE DOWNSIDE

Our exposure to pharmaceutical companies, on average our largest industry stake but a relative underweight nonetheless, slowed performance. Drug companies, as measured by the AMEX Pharmaceutical Index, declined 2.61% for the year amid various concerns, including uncertainty about the presidential election and its implications for the drug industry. Company-specific developments also proved influential. On the final day of the third quarter, pharmaceutical giant Merck &
Co., the period's top-detracting stock, took its blockbuster arthritis drug
Vioxx off the market after clinical studies indicated significantly increased risk of heart attack or stroke for users. Many holdings in this group, including
Teva Pharmaceutical Industries and Barr Pharmaceuticals, also declined. Still, our significantly lighter stake in this embattled industry helped us outdistance the Composite.

OUR COMMITMENT

We remain committed to seeking the stocks of growing U.S. and foreign companies that engage in the business of providing products and services that help promote personal health and wellness. That strategy is based on the belief that, over time, the stocks of these growing companies have a greater-than-average chance to increase in value.

TOP FIVE INDUSTRIES
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                        11/30/04               5/31/04
--------------------------------------------------------------------------------
Health Care
Equipment & Supplies                     31.6%                 20.9%
--------------------------------------------------------------------------------
Health Care
Providers & Services                     30.0%                 21.8%
--------------------------------------------------------------------------------
Biotechnology                            14.9%                 18.4%
--------------------------------------------------------------------------------
Pharmaceuticals                          13.7%                 34.7%
--------------------------------------------------------------------------------
Real Estate                               5.5%                    --
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                          FUND                  FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                        11/30/04               5/31/04
--------------------------------------------------------------------------------
Common Stocks                            83.5%                 95.2%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               6.3%                  4.6%
--------------------------------------------------------------------------------
Collateral Received for
Securities Lending                       10.2%                  0.2%
--------------------------------------------------------------------------------

------
5

Life Sciences - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                               Value
------------------------------------------------------------------------------
COMMON STOCKS - 98.4%

BIOTECHNOLOGY - 14.9%
------------------------------------------------------------------------------
      53,435    Amgen Inc.(1)                                  $   3,208,237
------------------------------------------------------------------------------
     105,355    Cambridge Antibody
                Technology Group plc ORD(1)                        1,206,019
------------------------------------------------------------------------------
     107,646    Charles River Laboratories(1)                      5,032,451
------------------------------------------------------------------------------
      79,000    CV Therapeutics, Inc.(1)(2)                        1,712,720
------------------------------------------------------------------------------
      36,600    Eyetech Pharmaceuticals Inc.(1)(2)                 1,475,712
------------------------------------------------------------------------------
      41,000    Gen-Probe Incorporated(1)                          1,635,900
------------------------------------------------------------------------------
     138,630    Gilead Sciences, Inc.(1)                           4,777,190
-----------------------------------------------------------------------------
      23,694    Incyte Corp.(1)                                      243,337
------------------------------------------------------------------------------
      26,000    Invitrogen Corp.(1)                                1,573,000
------------------------------------------------------------------------------
      36,000    Transkaryotic Therapies Inc.(1)                      821,160
------------------------------------------------------------------------------
      44,708    United Therapeutics Corp.(1)(2)                    1,967,599
------------------------------------------------------------------------------
                                                                  23,653,325
------------------------------------------------------------------------------
DIVERSIFIED - 2.2%
------------------------------------------------------------------------------
       50,000    iShares Nasdaq Biotechnology
                 Index Fund(1)(2)                                  3,532,500
------------------------------------------------------------------------------
FOOD PRODUCTS - 0.5%
------------------------------------------------------------------------------
       44,500    Hain Celestial
                 Group, Inc. (The)(1)(2)                             864,635
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 31.6%
------------------------------------------------------------------------------
       40,000    Advanced Medical Optics Inc.(1)(2)                1,663,200
------------------------------------------------------------------------------
       22,085    American Medical
                 Systems Holdings, Inc.(1)                           842,764
------------------------------------------------------------------------------
       80,140    Bard (C.R.), Inc.                                 4,801,187
------------------------------------------------------------------------------
       62,000    Beckman Coulter Inc.                              4,058,520
------------------------------------------------------------------------------
       84,485    Biomet Inc.                                       4,044,297
------------------------------------------------------------------------------
       52,092    Cooper Companies, Inc. (The)(2)                   3,621,957
------------------------------------------------------------------------------
      135,000    Cytyc Corp.(1)                                    3,623,400
------------------------------------------------------------------------------
       33,000    Diagnostic Products Corp.                         1,597,200
------------------------------------------------------------------------------
      113,200    Edwards Lifesciences
                 Corporation(1)(2)                                 4,257,452
------------------------------------------------------------------------------
       72,904    Guidant Corp.                                     4,726,366
------------------------------------------------------------------------------
       32,550    Kinetic Concepts Inc.(1)                          2,064,321
------------------------------------------------------------------------------
       32,567    Medtronic, Inc.                                   1,564,844
------------------------------------------------------------------------------
       47,064    Mentor Corp.                                      1,452,395
------------------------------------------------------------------------------
       50,025    Mine Safety Appliances Company                    2,371,185
------------------------------------------------------------------------------
       65,000    Molecular Devices Corporation(1)(2)               1,366,950
------------------------------------------------------------------------------
       32,000    ResMed Inc.(1)                                    1,601,920
------------------------------------------------------------------------------
      114,800    St. Jude Medical, Inc.(1)                         4,378,472
------------------------------------------------------------------------------
       79,500    Thermo Electron Corp.(1)                          2,404,875
------------------------------------------------------------------------------
                                                                  50,441,305
------------------------------------------------------------------------------

Shares                                                               Value
------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 30.0%
------------------------------------------------------------------------------
       44,000    Aetna Inc.                                    $   5,214,440
------------------------------------------------------------------------------
       64,514    Anthem, Inc.(1)                                   6,537,204
------------------------------------------------------------------------------
       56,156    Community Health Systems Inc.(1)                  1,552,713
------------------------------------------------------------------------------
      130,000    Covance Inc.(1)                                   5,129,800
------------------------------------------------------------------------------
       65,400    Eclipsys Corporation(1)(2)                        1,272,030
------------------------------------------------------------------------------
       26,500    Fresenius Medical Care AG ORD                     2,067,482
------------------------------------------------------------------------------
       88,000    Owens & Minor Inc.                                2,442,000
------------------------------------------------------------------------------
      110,000    PacifiCare Health Systems, Inc.(1)                5,324,000
------------------------------------------------------------------------------
       86,000    Patterson Companies, Inc.(1)                      3,513,960
------------------------------------------------------------------------------
      121,987    Renal Care Group Inc.(1)(2)                       4,062,167
------------------------------------------------------------------------------
       66,000    SFBC International, Inc.(1)(2)                    2,562,780
------------------------------------------------------------------------------
       96,573    UnitedHealth Group Incorporated                   8,001,073
------------------------------------------------------------------------------
                                                                  47,679,649
------------------------------------------------------------------------------

PHARMACEUTICALS - 13.7%
------------------------------------------------------------------------------
       79,312    Abbott Laboratories                               3,327,932
------------------------------------------------------------------------------
       79,150    Able Laboratories Inc.(1)(2)                      1,721,513
------------------------------------------------------------------------------
       86,000    Johnson & Johnson                                 5,187,520
------------------------------------------------------------------------------
      112,500    Novartis AG ORD                                   5,390,521
------------------------------------------------------------------------------
       85,031    Sanofi-Aventis ADR                                3,210,771
------------------------------------------------------------------------------
       75,000    Theravance Inc.(1)                                1,320,000
------------------------------------------------------------------------------
       39,440    Wyeth                                             1,572,473
------------------------------------------------------------------------------
                                                                  21,730,730
------------------------------------------------------------------------------
REAL ESTATE - 5.5%
------------------------------------------------------------------------------
      113,185    Healthcare Realty Trust Inc.(2)                   4,606,629
------------------------------------------------------------------------------
      135,000    Senior Housing Properties Trust(2)                2,656,800
------------------------------------------------------------------------------
       55,385    Ventas Inc.(2)                                    1,500,934
------------------------------------------------------------------------------
                                                                   8,764,363
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $140,535,932)                                              156,666,507
------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 7.4%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 5.12%, 8/15/19,
valued at $3,980,329), in a joint trading
account at 1.90%, dated 11/30/04,
due 12/1/04 (Delivery value $3,900,206)                            3,900,000
--------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse
First Boston, Inc., (collateralized by various
U.S. Treasury obligations, 5.25% - 6.75%,
8/15/26 - 2/15/29, valued at $8,041,045),
in a joint trading account at 1.92%,
dated 11/30/04, due 12/1/04
(Delivery value $7,900,421)                                        7,900,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $11,800,000)                                                11,800,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                              (continued)

------
6

Life Sciences - Schedule of Investments

NOVEMBER 30, 2004

                                                                    Value
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(3) - 12.1%

REPURCHASE AGREEMENTS - 12.1%
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations), 2.08%, dated 11/30/04,
due 12/1/04 (Delivery value $4,222,655)                            $  4,222,411
--------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse
First Boston Corp., (collateralized by various
U.S. Government Agency obligations),
2.07%, dated 11/30/04, due 12/1/04
(Delivery value $10,000,575)                                         10,000,000
--------------------------------------------------------------------------------

                                                                        Value
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations), 2.06%, dated
11/30/04, due 12/1/04
(Delivery value $5,000,286)                                        $  5,000,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $19,222,411)                                                   19,222,411
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 117.9%
(Cost $171,558,343)                                                 187,688,918
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (17.9)%                             (28,516,964)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                          $159,171,954
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

      Contracts to Sell       Settlement Date        Value     Unrealized Gain(Loss)
--------------------------------------------------------------------------------------
 3,119,062     CHF for USD       1/31/05          $2,744,953        $   217
--------------------------------------------------------------------------------------
   200,998     Euro for USD      1/31/05             267,216           (694)
--------------------------------------------------------------------------------------
   273,667     Euro for USD      1/31/05             363,826           (699)
--------------------------------------------------------------------------------------
   308,941     Euro for USD      1/31/05             410,720              47
--------------------------------------------------------------------------------------
   134,164     GBP for USD       1/31/05             255,332         (2,487)
--------------------------------------------------------------------------------------
   178,476     GBP for USD       1/31/05             339,665         (3,128)
--------------------------------------------------------------------------------------
                                                  $4,381,712        $(6,744)
                                         =============================================

(Value on Settlement Date $4,374,968)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

CHF = Swiss Franc

GBP = British Pound

ORD = Foreign Ordinary Share

USD = United States Dollar

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of November 30, 2004.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
7

Technology - Performance

TOTAL RETURNS AS OF NOVEMBER 30, 2004
                                                     --------------
                                                     AVERAGE ANNUAL
                                                        RETURNS
-----------------------------------------------------------------------------------
                                                        SINCE         INCEPTION
                                          1 YEAR      INCEPTION          DATE
-----------------------------------------------------------------------------------
 INVESTOR CLASS                           -7.05%       -20.44%          6/30/00
-----------------------------------------------------------------------------------
 S&P COMPOSITE 1500 TECHNOLOGY INDEX       1.48%       -17.51%            --
-----------------------------------------------------------------------------------
 S&P 500 INDEX                            12.86%        -3.24%            --
-----------------------------------------------------------------------------------
 Institutional Class                      -6.89%       -22.26%          7/14/00
-----------------------------------------------------------------------------------
 Advisor Class                            -7.28%       -20.68%          6/30/00
-----------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
8

Technology - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made June 30, 2000

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended November 30
--------------------------------------------------------------------------------
                            2000*     2001       2002        2003       2004
--------------------------------------------------------------------------------
Investor Class             -36.20%   -34.48%    -31.10%     35.97%     -7.05%
--------------------------------------------------------------------------------
S&P Composite 1500
Technology Index           -33.66%   -29.22%    -27.70%     24.02%      1.48%
--------------------------------------------------------------------------------
S&P 500 Index               -9.16%   -12.22%    -16.51%     15.09%     12.86%
--------------------------------------------------------------------------------

* From 6/30/00, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
9

Technology - Portfolio Commentary

[photo of investment team]

PORTFOLIO MANAGERS ON THE TECHNOLOGY INVESTMENT TEAM: HAROLD BRADLEY AND TOM
TELFORD.

Technology declined 7.05%* during the 12 months ended November 30, 2004. The S&P
Composite 1500 Technology Index (the Composite) rose 1.48%.

During the year, Technology's management team changed. Portfolio manager Jeff
Schuller left American Century in August. Harold Bradley, Chief Investment
Officer, U.S. Growth Equity, Small/Mid/Sector strategies, now co-manages
Technology with Tom Telford.

MARKET REVIEW

Corporate earnings reached record highs in the fourth quarter of 2003 amid strong economic growth and low inflation. The broad market, as measured by the
S&P 500 Index, rose during the first few months of the fiscal year, but stock market gains eroded over the summer. The price of crude oil jumped, short-term interest rates rose, and the annual real rate of economic growth slowed from its recent peak 7.4% rate in the third quarter of 2003 to 4.0% by the third quarter of 2004. In this environment, the value discipline was favored over growth, and the technology space significantly underperformed the broader market.

Within technology, large-cap issues outperformed the small- and mid-cap issues the fund is more concentrated in. At the end of the period, the weighted average market cap of the Composite was $92 billion compared to Technology's $9 billion.
The market's preference for large-cap issues worked against the portfolio. For instance, Microsoft, one of the world's biggest stocks in terms of market cap, gained ground during the period and an underweight position hurt Technology's returns relative to the Composite.

CHIPS & HARDWARE DOWN

Information technology firms that had placed ambitious orders for components found themselves sitting on inventory when demand failed to accelerate as anticipated. Cisco System's CEO added to negative sentiment when he said that corporate executives were becoming more cautious on the economy and therefore putting the brakes on spending.

TOP TEN HOLDINGS
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                        11/30/04               5/31/04
--------------------------------------------------------------------------------
Brocade Communications
System                                    3.8%                    --
--------------------------------------------------------------------------------
McData Corporation Cl A                   3.2%                    --
--------------------------------------------------------------------------------
Juniper Networks, Inc.                    3.2%                    --
--------------------------------------------------------------------------------
Apple Computer, Inc.                      2.9%                    --
--------------------------------------------------------------------------------
Internet Security Systems                 2.6%                    --
--------------------------------------------------------------------------------
Microsemi Corporation                     2.6%                  0.8%
--------------------------------------------------------------------------------
TIBCO Software Inc.                       2.5%                    --
--------------------------------------------------------------------------------
Google Inc. Cl A                          2.5%                    --
--------------------------------------------------------------------------------
Kronos Inc.                               2.3%                  2.4%
--------------------------------------------------------------------------------
Lucent Tehcnologies Inc.                  2.2%                    --
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

(continued)

------
10

Technology - Portfolio Commentary

Celestica, which makes electronic components for original equipment manufacturers such as Cisco, was one company that cut its outlook, citing a reduction in orders. The stock was a leading detractor during the period.

Excess inventories were particularly harmful to semiconductor stocks, and many semiconductor makers cut sales and revenue estimates. An overweight position in the semiconductor industry early in the calendar year dragged on results.
International Rectifier and Vitesse Semiconductor were among the detractors in the portfolio.

Although the Philadelphia Semiconductor Index ended the 12-month period with a nearly 20% decline, there were a number of stocks in the portfolio that bucked that trend. For example, Cree, Inc. experienced strong demand for its light-emitting diode (LED) chips, which are used for back lighting in cell phones and automotive dashboards. The chipmaker also upped its sales forecast, based on continued growth and lower costs associated with its LED product line.

COMMUNICATIONS EQUIPMENT MIXED

In the communications equipment industry, Nortel Networks weighed on results. In
April, the telecommunications-equipment supplier announced that it fired three top executives and would cut its 2003 reported profit due to improper accounting.

On the positive side, Research In Motion was the portfolio's top contributor.
The company's profits climbed amid broadening popularity of its
BlackBerry(reg.tm) wireless e-mail device.

OUR COMMITMENT

We remain committed to our investment strategy of identifying technology companies that appear able to sustain accelerating growth in earnings and revenues, a strategy based on our belief that these companies have a greater than average chance to increase in value over time.

TOP FIVE INDUSTRIES
AS OF NOVEMBER 30, 2004
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                        11/30/04               5/31/04
--------------------------------------------------------------------------------
Software                                 23.2%                 16.3%
--------------------------------------------------------------------------------
Communications
Equipment                                17.4%                 14.4%
--------------------------------------------------------------------------------
Computers & Peripherals                  16.2%                  4.1%
--------------------------------------------------------------------------------
Internet Software
& Services                               12.1%                  8.4%
--------------------------------------------------------------------------------
Semiconductors &  Semiconductor
Equipment                                10.9%                 25.5%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                          FUND                  FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                        11/30/04               5/31/04
--------------------------------------------------------------------------------
Common Stocks                            78.3%                 95.4%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               0.4%                  1.5%
--------------------------------------------------------------------------------
Collateral Received for
Securities Lending                       21.3%                  3.1%
--------------------------------------------------------------------------------

------
11

Technology - Schedule of Investments

NOVEMBER 30, 2004

Shares                                                              Value
-----------------------------------------------------------------------------

COMMON STOCKS - 99.6%

COMMUNICATIONS EQUIPMENT - 17.4%
-----------------------------------------------------------------------------
      206,900    Airspan Networks Inc.(1)(2)                  $   1,135,881
-----------------------------------------------------------------------------
       97,600    AudioCodes Ltd.(1)(2)                            1,434,720
-----------------------------------------------------------------------------
      129,700    Comverse Technology, Inc.(1)(2)                  2,758,719
-----------------------------------------------------------------------------
      334,400    ECI Telecom Ltd.(1)                              2,775,520
-----------------------------------------------------------------------------
       82,900    F5 Networks, Inc.(1)                             3,568,845
-----------------------------------------------------------------------------
      303,900    Harmonic Inc.(1)(2)                              2,361,303
-----------------------------------------------------------------------------
       95,000    Inter-Tel, Inc.                                  2,690,400
-----------------------------------------------------------------------------
      200,600    Juniper Networks, Inc.(1)                        5,522,518
-----------------------------------------------------------------------------
      985,500    Lucent Technologies Inc.(1)(2)                   3,873,015
-----------------------------------------------------------------------------
      366,000    MRV Communications Inc.(1)(2)                    1,412,394
-----------------------------------------------------------------------------
       67,000    QUALCOMM Inc.                                    2,788,540
-----------------------------------------------------------------------------
                                                                 30,321,855
-----------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 16.2%
-----------------------------------------------------------------------------
       75,101    Apple Computer, Inc.(1)                          5,035,522
-----------------------------------------------------------------------------
      950,200    Brocade
                 Communications System(1)(2)                      6,584,886
-----------------------------------------------------------------------------
      996,300    McData Corporation Cl A(1)(2)                    5,629,095
-----------------------------------------------------------------------------
      103,100    Network Appliance, Inc.(1)                       3,109,496
-----------------------------------------------------------------------------
      128,900    Novatel Wireless Inc.(1)(2)                      2,714,634
-----------------------------------------------------------------------------
       77,200    QLogic Corp.(1)                                  2,654,908
-----------------------------------------------------------------------------
      177,500    Seagate Technology                               2,658,950
-----------------------------------------------------------------------------
                                                                 28,387,491
-----------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.0%
-----------------------------------------------------------------------------
      146,000    AT&T Corp.                                       2,671,800
-----------------------------------------------------------------------------
       62,100    Verizon Communications                           2,560,383
-----------------------------------------------------------------------------
                                                                  5,232,183
-----------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.6%
-----------------------------------------------------------------------------
       78,400    Amphenol Corp. Cl A(1)                           2,752,624
-----------------------------------------------------------------------------
       80,900    Benchmark Electronics Inc.(1)(2)                 2,835,545
-----------------------------------------------------------------------------
       37,500    Scansource Inc.(1)                               2,426,250
-----------------------------------------------------------------------------
                                                                  8,014,419
-----------------------------------------------------------------------------
HOUSEHOLD DURABLES - 2.0%
-----------------------------------------------------------------------------
                      61,000    Garmin Ltd.(2)                    3,551,420
-----------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 12.1%
-----------------------------------------------------------------------------
       23,700    Google Inc. Cl A(1)(2)                           4,337,100
-----------------------------------------------------------------------------
       67,200    Infospace Inc.(1)(2)                             2,976,960
-----------------------------------------------------------------------------
      279,400    Interwoven Inc.(1)(2)                            2,710,180
-----------------------------------------------------------------------------
      224,600    Openwave Systems Inc.(1)(2)                      2,960,228
-----------------------------------------------------------------------------
      351,700    webMethods, Inc.(1)(2)                           2,159,438
-----------------------------------------------------------------------------
       65,900    Websense Inc.(1)                                 3,167,154
-----------------------------------------------------------------------------
       73,800    Yahoo! Inc.(1)                                   2,776,356
-----------------------------------------------------------------------------
                                                                 21,087,416
------------------------------------------------------------------------------

Shares                                                               Value
-----------------------------------------------------------------------------
IT SERVICES - 6.7%
-----------------------------------------------------------------------------
       47,200    CACI International Inc.(1)                   $   2,932,536
-----------------------------------------------------------------------------
       91,400    Cognizant Technology
                 Solutions Corporation(1)                         3,485,082
-----------------------------------------------------------------------------
       53,500    Computer Sciences Corp.(1)                       2,894,350
-----------------------------------------------------------------------------
      160,674    Keane Inc.(1)(2)                                 2,490,447
-----------------------------------------------------------------------------
                                                                 11,802,415
-----------------------------------------------------------------------------
MEDIA - 1.6%
-----------------------------------------------------------------------------
       31,800    Pixar(1)(2)                                      2,883,306
-----------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 10.9%
-----------------------------------------------------------------------------
      153,900    ATI Technologies Inc.(1)                         2,985,660
-----------------------------------------------------------------------------
       66,900    Cabot Microelectronics
                 Corporation(1)(2)                                2,471,955
-----------------------------------------------------------------------------
      107,100    Cree, Inc.(1)(2)                                 3,832,038
-----------------------------------------------------------------------------
      257,400    Microsemi Corporation(1)                         4,581,720
-----------------------------------------------------------------------------
      145,700    NVIDIA Corp.(1)                                  2,787,241
-----------------------------------------------------------------------------
      139,400    Ultratech, Inc.(1)(2)                            2,401,862
-----------------------------------------------------------------------------
                                                                 19,060,476
-----------------------------------------------------------------------------
SOFTWARE - 23.2%
-----------------------------------------------------------------------------
       53,200    Adobe Systems Inc.                               3,221,792
-----------------------------------------------------------------------------
      243,600    Borland Software Corp.(1)                        2,847,684
-----------------------------------------------------------------------------
      160,100    Citrix Systems, Inc.(1)                          3,779,961
-----------------------------------------------------------------------------
      176,300    Epicor Software Corporation(1)                   2,780,251
-----------------------------------------------------------------------------
      190,900    Internet Security Systems(1)                     4,621,689
-----------------------------------------------------------------------------
      217,000    InterVoice, Inc.(1)                              2,821,000
-----------------------------------------------------------------------------
       78,900    Kronos Inc.(1)                                   3,987,606
-----------------------------------------------------------------------------
       63,999    NAVTEQ Corp.(1)                                  2,761,557
-----------------------------------------------------------------------------
      116,700    RADWARE Ltd.(1)                                  2,965,347
-----------------------------------------------------------------------------
       44,900    Symantec Corp.(1)                                2,865,069
-----------------------------------------------------------------------------
      384,000    TIBCO Software Inc.(1)                           4,416,000
-----------------------------------------------------------------------------
       82,900    Verint Systems Inc.(1)(2)                        3,410,506
-----------------------------------------------------------------------------
                                                                 40,478,462
-----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 1.9%
-----------------------------------------------------------------------------
      304,900    Alamosa Holdings Inc.(1)(2)                      3,323,410
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $146,067,394)                                             174,142,853
-----------------------------------------------------------------------------

See Notes to Financial Statements.                             (continued)

------
12

Technology - Schedule of Investments

NOVEMBER 30, 2004

                                                                     Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 0.6%

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 3.375%, 9/15/09,
valued at $1,018,550), in a joint trading
account at 1.89%, dated 11/30/04,
due 12/1/04 (Delivery value $1,000,053)
(Cost $1,000,000)                                                  $  1,000,000
--------------------------------------------------------------------------------

COLLATERAL RECEIVED FOR
SECURITIES LENDING(3) - 27.1%

REPURCHASE AGREEMENTS - 27.1%
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations), 2.08%, dated 11/30/04,
due 12/1/04 (Delivery value $2,405,469)                               2,405,330
--------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse
First Boston Corp., (collateralized by various
U.S. Government Agency obligations),
2.07%, dated 11/30/04, due 12/1/04
(Delivery value $10,000,575)                                         10,000,000
--------------------------------------------------------------------------------

                                                                     Value
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations), 2.06%, dated 11/30/04,
due 12/1/04 (Delivery value $35,002,003)                         $   35,000,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $47,405,330)                                                   47,405,330
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 127.3%
(Cost $194,472,724)                                                 222,548,183
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (27.3)%                             (47,678,618)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                          $174,869,565
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of November 30, 2004.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
13

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical

(continued)

------
14

Shareholder Fee Examples (Unaudited)

example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------
                                                                EXPENSES PAID
                              BEGINNING           ENDING       DURING PERIOD*    ANNUALIZED
                             ACCOUNT VALUE     ACCOUNT VALUE      6/1/04 -         EXPENSE
                                6/1/04           11/30/04         11/30/04         RATIO*
----------------------------------------------------------------------------------------------
LIFE SCIENCES
SHAREHOLDER FEE EXAMPLE
----------------------------------------------------------------------------------------------
ACTUAL
----------------------------------------------------------------------------------------------
Investor Class                 $1,000            $989.50           $7.46           1.50%
----------------------------------------------------------------------------------------------
Institutional Class            $1,000            $993.70           $6.48           1.30%
----------------------------------------------------------------------------------------------
Advisor Class                  $1,000            $989.30           $8.70           1.75%
----------------------------------------------------------------------------------------------
C Class                        $1,000            $987.00          $12.42           2.50%
----------------------------------------------------------------------------------------------
HYPOTHETICAL
----------------------------------------------------------------------------------------------
Investor Class                 $1,000           $1,017.50          $7.57           1.50%
----------------------------------------------------------------------------------------------
Institutional Class            $1,000           $1,018.50          $6.56           1.30%
----------------------------------------------------------------------------------------------
Advisor Class                  $1,000           $1,016.25          $8.82           1.75%
----------------------------------------------------------------------------------------------
C Class                        $1,000           $1,012.50         $12.58           2.50%
----------------------------------------------------------------------------------------------
TECHNOLOGY
SHAREHOLDER FEE EXAMPLE
----------------------------------------------------------------------------------------------
ACTUAL
----------------------------------------------------------------------------------------------
Investor Class                 $1,000            $997.30           $7.49           1.50%
----------------------------------------------------------------------------------------------
Institutional Class            $1,000            $998.40           $6.49           1.30%
----------------------------------------------------------------------------------------------
Advisor Class                  $1,000            $996.10           $8.73           1.75%
----------------------------------------------------------------------------------------------
HYPOTHETICAL
----------------------------------------------------------------------------------------------
Investor Class                 $1,000           $1,017.50          $7.57           1.50%
----------------------------------------------------------------------------------------------
Institutional Class            $1,000           $1,018.50          $6.56           1.30%
----------------------------------------------------------------------------------------------
Advisor Class                  $1,000           $1,016.25          $8.82           1.75%
----------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183 the number of days in the most recent fiscal half-year divided by 366 (to reflect the one-half year period.)

------
15

Statement of Assets and Liabilities

NOVEMBER 30, 2004
----------------------------------------------------------------------------------

                                                     LIFE
                                                   SCIENCES          TECHNOLOGY
ASSETS
----------------------------------------------------------------------------------
Investment securities, at value (cost of
$152,335,932 and $147,067,394, respectively) --
including $19,037,214 and $46,064,734 of
securities on loan, respectively                  $168,466,507       $175,142,853
----------------------------------------------------------------------------------
Investments made with cash collateral received
for securities on loan, at value
(cost of $19,222,411 and $47,405,330,
respectively)                                       19,222,411         47,405,330
----------------------------------------------------------------------------------
Total Investment securities, at value
(cost of $171,558,343 and $194,472,724,
respectively)                                      187,688,918        222,548,183
------------------------------------------------
Cash collateral received for securities on loan             --            106,650
------------------------------------------------
Receivable for investments sold                      1,239,243          2,856,916
------------------------------------------------
Receivable for forward foreign
currency exchange contracts                                264                --
------------------------------------------------
Receivable for capital shares sold                         700              5,000
------------------------------------------------
Dividends and interest receivable                      148,481             30,552
----------------------------------------------------------------------------------
                                                   189,077,606        225,547,301
----------------------------------------------------------------------------------

LIABILITIES
----------------------------------------------------------------------------------
Payable for collateral received
for securities on loan                              19,222,411         47,511,980
------------------------------------------------
Disbursements in excess of demand deposit cash         472,856            303,312
------------------------------------------------
Payable for investments purchased                   10,009,227          2,650,075
------------------------------------------------
Payable for forward foreign
currency exchange contracts                              7,008                 --
------------------------------------------------
Accrued management fees                                194,086            212,339
------------------------------------------------
Distribution fees payable                                   37                 15
------------------------------------------------
Service fees payable                                        27                 15
----------------------------------------------------------------------------------
                                                    29,905,652         50,677,736
----------------------------------------------------------------------------------
NET ASSETS                                        $159,171,954       $174,869,565
==================================================================================

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
Capital (par value and paid-in surplus)           $184,601,066       $397,097,279
------------------------------------------------
Accumulated net investment loss                      (243,196)                 --
------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                 (41,313,577)      (250,303,173)
------------------------------------------------
Net unrealized appreciation on investments
and translation of assets and
liabilities in foreign currencies                   16,127,661         28,075,459
----------------------------------------------------------------------------------
                                                  $159,171,954       $174,869,565
==================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
----------------------------------------------------------------------------------
Net assets                                        $155,529,590       $166,986,246
------------------------------------------------
Shares outstanding                                  33,132,174          9,175,344
------------------------------------------------
Net asset value per share                                $4.69             $18.20
----------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
----------------------------------------------------------------------------------
Net assets                                          $3,510,337         $7,805,052
------------------------------------------------
Shares outstanding                                     740,854            424,581
------------------------------------------------
Net asset value per share                                $4.74             $18.38
----------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
----------------------------------------------------------------------------------
Net assets                                            $106,696            $78,267
------------------------------------------------
Shares outstanding                                      22,977              4,357
------------------------------------------------
Net asset value per share                                $4.64             $17.96
----------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
----------------------------------------------------------------------------------
Net assets                                             $25,331                 --
------------------------------------------------
Shares outstanding                                       5,561                 --
------------------------------------------------
Net asset value per share                                $4.56                 --
----------------------------------------------------------------------------------

See Notes to Financial Statements.

------
16

Statement of Operations

YEAR ENDED NOVEMBER 30, 2004
-----------------------------------------------------------------------------------
                                                     LIFE
                                                   SCIENCES           TECHNOLOGY
INVESTMENT LOSS

INCOME:
----------------------------------------------
Dividends (net of foreign taxes withheld of
$31,928 and $-, respectively)                    $    977,712       $    296,801
----------------------------------------------
Interest                                               76,980             45,131
----------------------------------------------
Securities lending                                     37,742             48,785
-----------------------------------------------------------------------------------
                                                    1,092,434            390,717
-----------------------------------------------------------------------------------

EXPENSES:
----------------------------------------------
Management fees                                     2,505,110          2,848,149
----------------------------------------------

Distribution fees:
----------------------------------------------
  Advisor Class                                           213                121
-----------------------------------------------------------------------------------
  C Class                                                 127                 --
-----------------------------------------------------------------------------------
Service fees:
----------------------------------------------
  Advisor Class                                           213                121
-----------------------------------------------------------------------------------
  C Class                                                  42                 --
-----------------------------------------------------------------------------------
Directors' fees and expenses                            2,395              2,725
-----------------------------------------------------------------------------------
Other expenses                                          1,406              2,423
-----------------------------------------------------------------------------------
                                                    2,509,506          2,853,539
-----------------------------------------------------------------------------------

NET INVESTMENT LOSS                               (1,417,072)        (2,462,822)
-----------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:
----------------------------------------------
Investment transactions                            22,724,506        10,958,405
----------------------------------------------

Foreign currency transactions                       (836,712)                --
-----------------------------------------------------------------------------------
                                                   21,887,794         10,958,405
-----------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
----------------------------------------------
Investments                                       (8,924,718)       (26,806,754)
----------------------------------------------
Translation of assets and liabilities in
foreign currencies                                     75,982                 --
-----------------------------------------------------------------------------------
                                                  (8,848,736)       (26,806,754)
-----------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)            13,039,058       (15,848,349)
-----------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                         $11,621,986      $(18,311,171)
===================================================================================

See Notes to Financial Statements.

------
17

Statement of Changes in Net Assets

YEARS ENDED NOVEMBER 30, 2004 AND NOVEMBER 30, 2003
------------------------------------------------------------------------
                                              LIFE SCIENCES
------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS        2004                2003
OPERATIONS
Net investment loss                  $  (1,417,072)     $  (1,362,843)
------------------------------------
Net realized gain                       21,887,794          2,626,523
------------------------------------
Change in net
unrealized appreciation                 (8,848,736)        31,552,596
------------------------------------------------------------------------
Net increase (decrease)
in net assets
resulting from operations               11,621,986         32,816,276
------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net increase (decrease)
in net assets
from capital
share transactions                     (16,712,454)       (18,274,746)
------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                           (5,090,468)        14,541,530
NET ASSETS
Beginning of period                    164,262,422        149,720,892
------------------------------------------------------------------------
End of period                         $159,171,954       $164,262,422
========================================================================

Accumulated net
investment loss                         $(243,196)          $(38,649)
========================================================================

YEARS ENDED NOVEMBER 30, 2004 AND NOVEMBER 30, 2003
------------------------------------------------------------------------
                                               TECHNOLOGY
------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS        2004               2003
OPERATIONS
Net investment loss                  $  (2,462,822)     $  (1,911,113)
------------------------------------
Net realized gain                       10,958,405          17,797,976
------------------------------------
Change in net
unrealized appreciation                (26,806,754)         37,716,935
------------------------------------------------------------------------
Net increase (decrease)
in net assets
resulting from operations              (18,311,171)         53,603,798
------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net increase (decrease)
in net assets
from capital
share transactions                     (19,912,500)         23,224,232
------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                          (38,223,671)         76,828,030
NET ASSETS
Beginning of period                    213,093,236         136,265,206
------------------------------------------------------------------------
End of period                         $174,869,565        $213,093,236
========================================================================

Accumulated net
investment loss                                  --                 --
========================================================================

------
18

See Notes to Financial Statements.

Notes to Financial Statements

NOVEMBER 30, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Life Sciences Fund (Life Sciences) and
Technology Fund (Technology) (collectively, the funds) are two funds in a series issued by the corporation. The funds are non-diversified under the 1940 Act. The funds' investment objectives are to seek capital growth. Life Sciences and
Technology pursue their objectives by investing primarily in stocks of growing companies in the life sciences and in the technology and
telecommunications-related sectors, respectively. Life Sciences invests at least
80% of its assets in companies that engage in the business of providing products and services that help promote health and wellness. Technology invests at least
80% of its assets in companies primarily engaged in offering, using or developing products, processes or services that provide or will benefit significantly from technological advancements or improvements. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASs -- The funds are authorized to issue the Investor Class, the
Institutional Class, the Advisor Class and the C Class. The C Class may be
subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of
Technology's C Class had not commenced as of November 30, 2004. Effective March
31, 2005, Technology's C Class will no longer be available for sale.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Discount notes are valued through a commercial pricing service. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract

(continued)

------
19

Notes to Financial Statements

NOVEMBER 30, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

amount of purchases and sales of foreign currency contracts in their currency.
The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid annually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment manager's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment manager that are not in the American Century family of funds, but that have the same investment team and investment strategy.

(continued)

------
20

Notes to Financial Statements

NOVEMBER 30, 2004

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The annual management fee schedule for each class of Life Sciences is as follows:
---------------------------------------------------------------------------------
                        INVESTOR & C       INSTITUTIONAL         ADVISOR
---------------------------------------------------------------------------------
STRATEGY ASSETS
---------------------------------------------------------------------------------
First $250 million        1.50%               1.30%              1.25%
---------------------------------------------------------------------------------
Next $250 million         1.40%               1.20%              1.15%
---------------------------------------------------------------------------------
Over $500 millon          1.30%               1.10%              1.05%
---------------------------------------------------------------------------------

The annual management fee schedule for each class of Technology is as follows:

---------------------------------------------------------------------------------
                        INVESTOR & C       INSTITUTIONAL         ADVISOR
---------------------------------------------------------------------------------
STRATEGY ASSETS
---------------------------------------------------------------------------------
First $500 million        1.50%               1.30%              1.25%
---------------------------------------------------------------------------------
Next $250 million         1.40%               1.20%              1.15%
---------------------------------------------------------------------------------
Next $250 million         1.30%               1.10%              1.05%
---------------------------------------------------------------------------------
Over $1 billon            1.20%               1.00%              0.95%
---------------------------------------------------------------------------------

The effective annual management fee for each class of the funds for the year ended November 30, 2004 was 1.50%, 1.30%, 1.25%, and 1.50% for the Investor
Class, Institutional Class, Advisor Class and C Class, respectively, as applicable.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

----------------------------------------------------------------------------
                               ADVISOR                       C
----------------------------------------------------------------------------
Distribution Fee                0.25%                      0.75%
----------------------------------------------------------------------------
Service Fee                     0.25%                      0.25%
----------------------------------------------------------------------------

The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans during the year ended November 30, 2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the year ended November 30, 2004, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

(continued)

------
21

Notes to Financial Statements

NOVEMBER 30, 2004

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
November 30, 2004, were as follows:
--------------------------------------------------------------------------------
                                             LIFE
                                           SCIENCES               TECHNOLOGY
--------------------------------------------------------------------------------
Purchases                                $347,170,070            $522,187,447
--------------------------------------------------------------------------------
Proceeds from sales                      $364,019,526            $542,939,419
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions that occurred in the Technology classes on or prior to May 16, 2003 have been restated to reflect a 1-for-10 reverse share split that occurred after the close of business on that date. See Note 8. Transactions in shares of the funds were as follows:

-------------------------------------------------------------------------------
                                                     LIFE SCIENCES
-------------------------------------------------------------------------------
                                              SHARES              AMOUNT
-------------------------------------------------------------------------------
INVESTOR CLASS
-------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                             200,000,000
===============================================================================
Sold                                            4,682,262       $ 21,845,836
-------------------------------
Redeemed                                       (8,256,607)       (37,835,256)
-------------------------------------------------------------------------------
Net decrease                                   (3,574,345)      $(15,989,420)
===============================================================================
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                             200,000,000
===============================================================================
Sold                                            4,462,447       $ 17,195,665
-------------------------------
Redeemed                                       (9,130,905)       (35,250,197)
-------------------------------------------------------------------------------
Net increase (decrease)                        (4,668,458)      $(18,054,532)
===============================================================================
INSTITUTIONAL CLASS
-------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                               5,000,000
===============================================================================
Sold                                              216,829        $ 1,021,168
-------------------------------
Redeemed                                         (390,095)        (1,817,348)
-------------------------------------------------------------------------------
Net decrease                                     (173,266)       $  (796,180)
===============================================================================
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                               5,000,000
===============================================================================
Sold                                              542,023        $ 2,037,492
-------------------------------
Redeemed                                         (574,061)        (2,273,015)
-------------------------------------------------------------------------------
Net decrease                                      (32,038)       $  (235,523)
===============================================================================

-------------------------------------------------------------------------------
                                                     TECHNOLOGY
-------------------------------------------------------------------------------
                                              SHARES             AMOUNT
-------------------------------------------------------------------------------
INVESTOR CLASS
-------------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                              300,000,000
===============================================================================
Sold                                            3,341,359        $ 63,088,939
-------------------------------
Redeemed                                       (4,527,740)       (81,535,533)
-------------------------------------------------------------------------------
Net decrease                                   (1,186,381)      $(18,446,594)
===============================================================================
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                              300,000,000
===============================================================================
Sold                                            5,945,407        $ 92,027,187
-------------------------------
Redeemed                                       (4,461,646)       (67,262,458)
-------------------------------------------------------------------------------
Net increase (decrease)                         1,483,761        $ 24,764,729
===============================================================================
INSTITUTIONAL CLASS
-------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                               15,000,000
===============================================================================
Sold                                              107,175         $ 2,121,461
-------------------------------
Redeemed                                         (198,924)        (3,647,932)
-------------------------------------------------------------------------------
Net decrease                                      (91,749)       $(1,526,471)
===============================================================================
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                              15,000,000
===============================================================================
Sold                                              454,224         $ 6,528,752
-------------------------------
Redeemed                                         (521,021)        (8,031,710)
-------------------------------------------------------------------------------
Net decrease                                      (66,797)       $(1,502,958)
===============================================================================

(continued)

------
22

Notes to Financial Statements

NOVEMBER 30, 2004

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
---------------------------------------------------------------------------
                                                 LIFE SCIENCES
---------------------------------------------------------------------------
                                          SHARES              AMOUNT
---------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                           5,000,000
===========================================================================
Sold                                           15,648           $ 73,369
----------------------------------
Redeemed                                       (3,378)           (14,968)
---------------------------------------------------------------------------
Net increase                                   12,270           $ 58,401
===========================================================================
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                           5,000,000
===========================================================================
Sold                                            8,972           $ 32,058
----------------------------------
Redeemed                                       (5,491)           (19,066)
---------------------------------------------------------------------------
Net increase (decrease)                         3,481           $ 12,992
===========================================================================
C CLASS
----------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                          10,000,000
===========================================================================
Sold                                            4,908           $ 22,515
----------------------------------
Redeemed                                       (1,714)            (7,770)
---------------------------------------------------------------------------
Net increase                                    3,194           $ 14,745
===========================================================================
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                          10,000,000
===========================================================================
Sold                                              669             $2,357
----------------------------------
Redeemed                                          (10)               (40)
---------------------------------------------------------------------------
Net increase                                      659             $2,317
===========================================================================

---------------------------------------------------------------------------
                                                 TECHNOLOGY
---------------------------------------------------------------------------
                                          SHARES             AMOUNT
---------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                           5,000,000
===========================================================================
Sold                                            3,757             $66,253
----------------------------------
Redeemed                                         (333)            (5,688)
---------------------------------------------------------------------------
Net increase                                    3,424             $60,565
===========================================================================
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                           5,000,000
===========================================================================
Sold                                            1,604            $ 30,528
----------------------------------
Redeemed                                       (4,455)           (68,067)
---------------------------------------------------------------------------
Net increase (decrease)                        (2,851)          $(37,539)
===========================================================================
C CLASS
----------------------------------
YEAR ENDED NOVEMBER 30, 2004
SHARES AUTHORIZED                           7,500,000
===========================================================================
Sold                                                --                 --
----------------------------------
Redeemed                                            --                 --
---------------------------------------------------------------------------
Net increase                                        --                 --
===========================================================================
YEAR ENDED NOVEMBER 30, 2003
SHARES AUTHORIZED                            7,500,000
===========================================================================
Sold                                                --                 --
----------------------------------
Redeemed                                            --                 --
---------------------------------------------------------------------------
Net increase                                        --                 --
===========================================================================

5. SECURITIES LENDING

As of November 30, 2004, securities in Life Sciences and Technology valued at
$19,037,214, and $46,064,734, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by
ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $19,222,411, and
$47,535,834, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $650,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed to
$575,000,000 effective December 15, 2004. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended November 30, 2004.

(continued)

------
23

Notes to Financial Statements

NOVEMBER 30, 2004

7. RISK FACTORS

The funds concentrate their investments in a narrow segment of the total market.
Because of this, the funds may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

8. TECHNOLOGY REVERSE SHARE SPLIT

Effective after the close of business on May 16, 2003, the Technology Investor
Class, Institutional Class, and Advisor Class shares underwent a 1-for-10 reverse split. The effect of this transaction was to divide the number of outstanding shares for each class by ten, while multiplying the net asset value per share by ten. The net asset value per-share prior to the reverse split was
$1.46, $1.47, and $1.44 for the Investor Class, Institutional Class, and the
Advisor Class, respectively. The net asset value per-share after the reverse split was $14.60, $14.70, and $14.40 for the Investor Class, Institutional
Class, and the Advisor Class, respectively. There was no change in the aggregate market value of the outstanding shares as a result of these transactions. The per-share information contained within each class's Financial Highlights has also been restated to reflect the reverse split.

9. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. There were no distributions paid by the funds during the years ended November 30, 2004 and November 30, 2003.

As of November 30, 2004, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

                                                    LIFE
                                                  SCIENCES         TECHNOLOGY
--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE
EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                 $171,610,494        $194,966,766
================================================================================
Gross tax appreciation of investments            $16,669,906         $28,529,937
-----------------------------------------------
Gross tax depreciation of investments              (591,482)           (948,520)
--------------------------------------------------------------------------------
Net tax appreciation of investments              $16,078,424         $27,581,417
================================================================================
Net tax depreciation on derivatives and
translation of assets and liabilities in
foreign currencies                               $     3,830         $      --
--------------------------------------------------------------------------------
Net tax appreciation                             $16,082,254         $27,581,417
================================================================================
Undistributed ordinary income                             --                --
-----------------------------------------------
Accumulated capital losses                      $(41,261,426)      $(249,809,131)
-----------------------------------------------
Currency loss deferral                             $(249,940)               --
--------------------------------------------------------------------------------

(continued)

------
24

Notes to Financial Statements

NOVEMBER 30, 2004

9. FEDERAL TAX INFORMATION (CONTINUED)

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.

The accumulated capital losses listed on the previous page represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

------------------------------------------------------------------------------
                         2008               2009                  2010
------------------------------------------------------------------------------
Life Sciences                --          $9,534,587          $31,726,839
------------------------------------------------------------------------------
Technology           $8,399,280        $188,675,022          $52,734,829
------------------------------------------------------------------------------

The currency loss deferrals represent net foreign currency losses incurred in the one-month period ended November 30, 2004. Life Sciences has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

10. SUBSEQUENT EVENTS

Effective January 1, 2005, American Century Global Investment Management, Inc.
(ACGIM) will replace ACIM as the investment manager of Life Sciences. ACGIM has entered into a Subadvisory Agreement with ACIM who will serve as the subadvisor for the cash management of Life Sciences. All existing resources and investment strategies will remain in place. The change of investment manager is a result of the corporate restructuring of ACIM, in which ACGIM was incorporated as a subsidiary of ACIM. In addition, American Century Services Corporation's name will change to American Century Services, LLC.

------
25

Life Sciences - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------
                                                 INVESTOR CLASS
------------------------------------------------------------------------------------------
                                 2004        2003        2002        2001       2000(1)
PER-SHARE DATA
Net Asset Value,
Beginning of Period             $4.36       $3.54       $4.87       $5.28        $5.00
------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Loss(2)        (0.04)      (0.03)      (0.04)      (0.03)      (0.02)
-----------------------------
  Net Realized and
  Unrealized Gain (Loss)         0.37        0.85       (1.29)      (0.25)        0.30
------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.33        0.82       (1.33)      (0.28)        0.28
------------------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net Realized Gains           --          --          --      (0.13)          --
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $4.69       $4.36       $3.54       $4.87        $5.28
==========================================================================================
  TOTAL RETURN(3)                7.57%      23.16%    (27.31)%     (5.35)%       5.60%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to Average
Net Assets                       1.50%       1.50%       1.50%       1.50%      1.50%(4)
-----------------------------
Ratio of Net Investment
Loss to Average
Net Assets                     (0.85)%     (0.89)%     (0.88)%     (0.61)%    (0.95)%(4)
-----------------------------
Portfolio Turnover Rate           215%        138%        272%        206%         64%
-----------------------------
Net Assets,
End of Period
(in thousands)                $155,530    $160,187    $146,324    $227,341    $233,785
------------------------------------------------------------------------------------------

(1) June 30, 2000 (inception) through November 30, 2000.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
26

Life Sciences - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------
                                                     INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------
                                2004           2003           2002           2001          2000(1)
PER-SHARE DATA
Net Asset Value,
Beginning of Period            $4.40          $3.56          $4.89          $5.28           $5.26
-----------------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Loss(2)       (0.03)         (0.03)         (0.03)         (0.02)          (0.02)
-----------------------------
  Net Realized and
  Unrealized Gain (Loss)        0.37           0.87          (1.30)         (0.24)           0.04
-----------------------------------------------------------------------------------------------------
  Total From
  Investment Operations         0.34           0.84          (1.33)         (0.26)           0.02
-----------------------------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net Realized Gains       --             --             --            (0.13)            --
-----------------------------------------------------------------------------------------------------
  Net Asset Value,
  End of Period                $4.74          $4.40          $3.56          $4.89           $5.28
=====================================================================================================
  TOTAL RETURN(3)               7.73%         23.60%        (27.20)%        (4.97)%          0.38%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to Average
Net Assets                      1.30%          1.30%           1.30%          1.30%          1.30%(4)
-----------------------------
Ratio of Net
Investment Loss
to Average Net Assets         (0.65)%        (0.69)%         (0.68)%        (0.41)%        (0.80)%(4)
-----------------------------
Portfolio Turnover Rate          215%           138%            272%           206%            64%(5)
-----------------------------
Net Assets,
End of Period
(in thousands)                $3,510         $4,019          $3,365         $4,348          $3,363
-----------------------------------------------------------------------------------------------------

(1) July 17, 2000 (commencement of sale) through November 30, 2000.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the period June 30, 2000 (inception of fund) through
    November 30, 2000.

See Notes to Financial Statements.

------
27

Life Sciences - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED
----------------------------------------------------------------------------------------------------
                                                       ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                             2004           2003           2002           2001          2000(1)
PER-SHARE DATA
  Net Asset Value,
  Beginning of Period       $4.33          $3.51          $4.86          $5.28           $5.48
----------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Loss(2)    (0.05)         (0.04)         (0.05)         (0.04)          --(3)
---------------------------
  Net Realized and
Unrealized Gain (Loss)       0.36           0.86          (1.30)         (0.25)          (0.20)
----------------------------------------------------------------------------------------------------
  Total From
Investment Operations        0.31           0.82          (1.35)         (0.29)          (0.20)
----------------------------------------------------------------------------------------------------
Distributions
---------------------------
  From Net Realized Gains      --             --             --          (0.13)             --
----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $4.64          $4.33          $3.51          $4.86            $5.28
====================================================================================================
  TOTAL RETURN(4)            7.16%         23.36%        (27.78)%        (5.55)%          (3.65)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to
Average Net Assets           1.75%          1.75%           1.75%          1.75%            1.75%(5)
---------------------------
Ratio of Net
Investment Loss to
Average Net Assets         (1.10)%        (1.14)%         (1.13)%        (0.86)%          (0.99)%(5)
---------------------------
Portfolio Turnover Rate       215%           138%            272%           206%              64%(6)
---------------------------
Net Assets,
End of Period
(in thousands)                $107            $46             $25            $13              $11
----------------------------------------------------------------------------------------------------

(1) November 14, 2000 (commencement of sale) through November 30, 2000.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the period June 30, 2000 (inception of fund) through
    November 30, 2000.

See Notes to Financial Statements.

------
28

Life Sciences - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
----------------------------------------------------------------------------------------
                                                      C CLASS
----------------------------------------------------------------------------------------

                                 2004           2003           2002          2001(1)
PER-SHARE DATA
Net Asset Value,
Beginning of Period             $4.28          $3.49          $4.87           $4.87
----------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Loss(2)        (0.08)         (0.07)         (0.08)          --(3)
-----------------------------
  Net Realized and
Unrealized Gain (Loss)           0.36           0.86          (1.30)          --(3)
----------------------------------------------------------------------------------------
  Total From
Investment Operations            0.28           0.79          (1.38)          --(3)
----------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $4.56          $4.28          $3.49           $4.87
========================================================================================
  TOTAL RETURN(4)                6.54%         22.64%        (28.34)%          0.00%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to Average
Net Assets                       2.50%          2.50%           2.50%          2.50%(5)
-----------------------------
Ratio of Net
Investment Loss to
Average Net Assets             (1.85)%        (1.89)%         (1.88)%        (1.46)%(5)
-----------------------------
Portfolio Turnover Rate           215%           138%            272%           206%(6)
-----------------------------
Net Assets,
End of Period
(in thousands)                    $25            $10              $6              $3
----------------------------------------------------------------------------------------

(1) November 29, 2001 (commencement of sale) through November 30, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not include applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended November 30, 2001.

See Notes to Financial Statements.

------
29

Technology - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                                     INVESTOR CLASS
---------------------------------------------------------------------------------------------------
                            2004          2003(1)        2002(1)        2001(1)       2000(1)(2)
PER-SHARE DATA
Net Asset Value,
Beginning of Period        $19.58         $14.40         $20.90         $31.90          $50.00
---------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Loss(3)    (0.24)         (0.19)         (0.20)         (0.20)          (0.20)
---------------------------
  Net Realized and
  Unrealized Gain (Loss)    (1.14)          5.37          (6.30)        (10.80)         (17.90)
---------------------------------------------------------------------------------------------------
  Total From
  Investment Operations     (1.38)          5.18          (6.50)        (11.00)         (18.10)
---------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period              $18.20         $19.58         $14.40         $20.90          $31.90
===================================================================================================

  TOTAL RETURN(4)           (7.05)%        35.97%        (31.10)%       (34.48)%        (36.20)%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to
Average Net Assets            1.50%         1.50%           1.50%          1.50%           1.50%(5)
---------------------------
Ratio of Net
Investment Loss
to Average Net Assets        (1.30)%       (1.25)%         (1.20)%        (0.79)%         (0.83)%(5)
---------------------------
Portfolio Turnover Rate         279%          218%            251%           356%            125%
---------------------------
Net Assets,
End of Period
(in thousands)              $166,986       $202,884       $127,767       $173,877         $195,776
---------------------------------------------------------------------------------------------------

(1) Per-share data has been restated, as applicable, to reflect a 1-for-10 reverse share split that occurred on the close of business on May 16, 2003.

(2) June 30, 2000 (inception) through November 30, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
30

Technology - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------------
                                                         INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------------
                                2004          2003(1)        2002(1)        2001(1)      2000(1)(2)
PER-SHARE DATA
Net Asset Value,
Beginning of Period            $19.74         $14.50         $21.00         $31.90          $55.40
-------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Loss(3)        (0.20)         (0.16)         (0.20)         (0.20)          (0.10)
-----------------------------
  Net Realized and
  Unrealized Gain (Loss)        (1.16)          5.40          (6.30)        (10.70)         (23.40)
-------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations         (1.36)          5.24          (6.50)        (10.90)         (23.50)
-------------------------------------------------------------------------------------------------------

Net Asset Value,
End of Period                  $18.38         $19.74         $14.50         $21.00          $31.90
=======================================================================================================

  TOTAL RETURN(4)               (6.89)%        36.14%        (30.95)%       (34.17)%        (42.42)%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to
Average Net Assets                1.30%         1.30%           1.30%          1.30%           1.30%(5)
-----------------------------
Ratio of Net
Investment Loss to
Average Net Assets              (1.10)%       (1.05)%         (1.00)%        (0.59)%         (0.70)%(5)
-----------------------------
Portfolio Turnover Rate            279%          218%            251%           356%            125%(6)
-----------------------------
Net Assets,
End of Period
(in thousands)                   $7,805       $10,191          $8,444         $9,198          $7,995
-------------------------------------------------------------------------------------------------------

(1) Per-share data has been restated, as applicable, to reflect a 1-for-10 reverse share split that occurred on the close of business on May 16, 2003.

(2) July 14, 2000 (commencement of sale) through November 30, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period June 30, 2000 (inception of fund) through November
    30, 2000.

See Notes to Financial Statements.

------
31

Technology - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------

                                                         ADVISOR CLASS
--------------------------------------------------------------------------------------------------------
                                 2004          2003(1)        2002(1)        2001(1)      2000(1)(2)
PER-SHARE DATA
Net Asset Value,
Beginning of Period             $19.37         $14.30         $20.80         $31.90          $50.00
--------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Loss(3)         (0.27)         (0.20)         (0.20)         (0.20)          (0.20)
-----------------------------
  Net Realized and
  Unrealized Gain (Loss)         (1.14)          5.27          (6.30)        (10.90)         (17.90)
--------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations          (1.41)          5.07          (6.50)        (11.10)         (18.10)
--------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $17.96         $19.37         $14.30         $20.80          $31.90
========================================================================================================

  TOTAL RETURN(4)                (7.28)%        35.45%        (31.25)%       (34.80)%        (36.20)%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating
Expenses to
Average Net Assets                 1.75%         1.75%           1.75%           1.75%          1.75%(5)
-----------------------------
Ratio of Net
Investment Loss to
Average Net Assets               (1.55)%       (1.50)%         (1.45)%         (1.04)%        (1.08)%(5)
-----------------------------
Portfolio Turnover Rate             279%          218%            251%            356%            125%
-----------------------------
Net Assets,
End of Period
(in thousands)                      $78           $18             $54              $1             $43
--------------------------------------------------------------------------------------------------------

(1) Per-share data has been restated, as applicable, to reflect a 1-for-10 reverse share split that occurred on the close of business on May 16, 2003.

(2) June 30, 2000 (commencement of sale) through November 30, 2000.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
32

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders American Century World Mutual Funds,
Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Life Sciences Fund and Technology Fund,
(collectively, the "Funds"), two of the funds comprising American Century World
Mutual Funds, Inc., as of November 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Life
Sciences Fund and Technology Fund as of November 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
January 14, 2005

------
33

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services Corporation (ACSC).

The other directors (more than three-fourths of the total numbers) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in a similar capacity for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1940

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 23

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Formerly Chief Executive
Officer/Treasurer, Associated Bearings Company, a corporation engaged in the sale of bearings and power transmission products

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D., 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------
D.D. (DEL) HOCK, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1935

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
--------------------------------------------------------------------------------

(continued)

------
34

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
DONALD H. PRATT, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1943

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers 40, Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Triad Hospitals, Inc.
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 9

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President - Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance - Global Markets Group, Sprint Corporation
(December 1998 to January 2003)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide, Inc.
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1961

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, American Italian Pasta Company
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR.,(1) 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1924

POSITION(S) HELD WITH FUND: Director, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 45

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III,(1) 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1959

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 13

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 52

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

(continued)

------
35

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACSC (September 1985 to present)
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and General
Counsel, ACIM, ACIS, ACSC and other ACC subsidiaries (June 1998 to present);
Vice President and General Counsel, ACC (June 1998 to present)
--------------------------------------------------------------------------------
DAVID H. REINMILLER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer

LENGTH OF TIME SERVED (YEARS): 3 and less than 1 year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACSC and
ACIM (March 2001 to present); Vice President, ACSC (March 2000 to present); Vice
President, ACIM (March 2002 to present); Vice President, ACIS (March 2003 to present); Assistant General Counsel, ACSC (December 1996 to January 2001);
Associate General Counsel, ACSC (July 2001 to present)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Director, American Century Employee
Benefit Services, Inc. (February 2000 to December 2003); Treasurer, American
Century Employee Benefit Services, Inc. (December 2000 to December 2003);
Treasurer, American Century Ventures, Inc. (December 1999 to April 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the funds' directors and is available without charge upon request by calling 1-800-345-2021.

------
36

Share Class Information

Four classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class, and C Class. The total expense ratios of
Advisor and C Class shares are higher than that of Investor Class shares. The total expense ratio of Institutional Class shares is lower than that of Investor
Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
37

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
38

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The S&P COMPOSITE 1500 INDEX combines the S&P 500, MidCap 400 and SmallCap 600 indices. The S&P COMPOSITE 1500 HEALTH CARE INDEX represents those S&P Composite
1500 companies in two main industry groups: Health care equipment and supplies companies or companies that provide health care related services, and companies that provide research, development, production and marketing of pharmaceuticals and biotechnology products. The S&P COMPOSITE 1500 TECHNOLOGY INDEX represents those S&P Composite 1500 companies in two main industry groups: Technology software and services companies, and technology hardware and equipment companies.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The AMEX PHARMACEUTICAL INDEX is a market capitalization-weighted index designed to represent a cross section of widely held, highly capitalized companies involved in various phases of the pharmaceutical industry.

The PHILADELPHIA SEMICONDUCTOR INDEX is a price-weighted index comprised of companies primarily involved in the design, distribution, manufacture, and sale of semiconductors.

------
39

Notes

------
40

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

       PRSRT STD
   U.S. POSTAGE PAID
    AMERICAN CENTURY
       COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

0501                  American Century Investment Services, Inc.
SH-ANN-41365S         (c)2005 American Century Proprietary Holdings, Inc.
                      All rights reserved.

ITEM 2.   CODE OF ETHICS.

a.        The  registrant  has  adopted a Code of Ethics  for  Senior  Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.        No response required.

c.        None.

d.        None.

e.        Not applicable.

f.        The  registrant's  Code of Ethics for Senior  Financial  Officers  was
          filed as Exhibit 10(a) to American Century Mutual Fund,  Inc.'s Annual
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-0816,  on
          December 23, 2003, and is incorporated herein by reference.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    D.D. (Del) Hock,  Donald H. Pratt, M. Jeannine  Strandjord and Timothy
          Webster are the  registrant's  designated  audit  committee  financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees.

          The  aggregate  fees billed for each of the last two fiscal  years for professional  services rendered by the principal accountant for the audit of the registrant's annual financial  statements or services that are normally provided by the  accountant  in  connection  with  statutory  and  regulatory  filings or engagements for those fiscal years were as follows:

          FY 2003:  $127,480
          FY 2004:  $135,491

(b)       Audit-Related Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for assurance and related  services by the principal  accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were as follows:

          For services rendered to the registrant:

          FY 2003:  $0
          FY 2004:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0
          FY 2004:  $0

(c)       Tax Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for professional  services rendered by the principal  accountant for tax compliance, tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2003:  $19,829
          FY 2004:  $22,102

          These services  included  review of federal and state income tax forms and federal excise tax forms.

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0
          FY 2004:  $0

(d)       All Other Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for products  and  services  provided by the  principal  accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2003:  $0
          FY 2004:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0
          FY 2004:  $0

(e)(1)    In accordance  with paragraph  (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X,  before the  accountant  is engaged by the  registrant  to render audit  or  non-audit  services,  the  engagement  is  approved  by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
          2-01  of  Regulation  S-X,  the  registrant's   audit  committee  also
          pre-approves its accountant's  engagements for non-audit services with the  registrant's  investment  adviser,  its parent  company,  and any entity  controlled  by, or under common  control  with the  investment adviser  that  provides  ongoing  services to the  registrant,  if the engagement relates directly to the operations and financial  reporting of the registrant.

(e)(2)    All services  described in each of paragraphs  (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit
          committee   pursuant  to  paragraph   (c)(7)(i)(A)  of  Rule  2-01  of
          Regulation S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)       The  percentage  of  hours  expended  on  the  principal  accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the  registrant  for each of the last two fiscal  years of the registrant were as follows:

          FY 2003:  $488,281
          FY 2004:  $439,207

(h)       The registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that were rendered by the registrant's accountant to the registrant's investment adviser,  its parent company,  and any entity  controlled by, or under common control with the investment  adviser that provides  services to the  registrant,  which services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X. The notification  provided to the  registrant's  audit committee  included sufficient  details  regarding such services to allow the registrant's audit  committee  to  consider  the  continuing  independence  of  its principal accountant.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE  OF PROXY VOTING POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As of the end of the  reporting  period,  the  registrant  did not have in place procedures  by which  shareholders  may recommend  nominees to the  registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Registrant's  Code of Ethics for Senior Financial  Officers,  which is the subject of the  disclosure  required by Item 2 of Form N-CSR,  was filed as  Exhibit  10(a)  to  American  Century  Mutual  Fund,  Inc.'s
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-3706,  on
          December 23, 2003.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

By:      /s/ William M. Lyons
         -------------------------------------------------------
         Name:    William M. Lyons
         Title:   President

Date:    January 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------------------------
         Name:    William M. Lyons
         Title:   President
                 (principal executive officer)

Date:    January 28, 2005

By:      /s/ Maryanne L. Roepke
         -------------------------------------------------------
         Name:    Maryanne L. Roepke
         Title:   Sr. Vice President, Treasurer, and
                  Chief Accounting Officer
                  (principal financial officer)

Date:    January 28, 2005